UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06625

The Payden & Rygel Investment Group
(Exact name of registrant as specified in charter)

333 South Grand Avenue

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071
(Name and address of agent for service)

Registrant’s telephone number, including area code:  213-625-1900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Payden Cash Reserves Money Market Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Supranational (6%)
7,500,000	Inter-American Development Bank,
	0.69%, 5/20/14 (a)	$7,511
20,000,000	World Bank Discount Notes, 0.08%, 4/16/14 (b)	19,997

Total Supranational (Cost - $27,508)		27,508

U.S. Government Agency (52%)
15,000,000	FFCB, 0.11%, 4/06/15 (a)	14,999
9,000,000	FFCB, 0.14%, 6/06/14 (a)	9,000
10,000,000	FFCB, 0.14%, 11/26/14 (a)	10,001
25,000,000	FHLB, 0.10%, 11/25/14	25,000
1,500,000	FHLB, 0.13%, 2/03/14 (a)	1,500
15,000,000	FHLB, 0.13%, 5/23/14 (a)	15,000
15,000,000	FHLB Disc Note, 0.07%, 2/05/14 (b)	15,000
10,000,000	FHLB Disc Note, 0.07%, 3/28/14 (b)	9,999
13,000,000	FHLB Disc Note, 0.08%, 2/28/14 (b)	12,999
20,900,000	FHLB Disc Note, 0.09%, 3/12/14 (b)	20,898
15,000,000	FHLB Disc Note, 0.09%, 7/23/14 (b)	14,993
5,000,000	FHLB Disc Note, 0.14%, 8/01/14 (b)	4,997
4,350,000	FHLMC, 0.16%, 12/05/14 (a)	4,350
12,500,000	FHLMC, 1.00%, 8/20/14	12,558
5,000,000	FHLMC Disc Note, 0.09%, 6/04/14 (b)	4,998
9,500,000	FHLMC Disc Note, 0.10%, 4/23/14 (b)	9,498
5,600,000	FHLMC Disc Note, 0.12%, 2/03/14 (b)	5,600
4,970,000	FHLMC Disc Note, 0.12%, 2/04/14 (b)	4,970
7,600,000	FHLMC Disc Note, 0.12%, 2/11/14 (b)	7,600
12,000,000	FHLMC Disc Note, 0.13%, 2/26/14 (b)	11,999
8,500,000	FHLMC Disc Note, 0.14%, 4/21/14 (b)	8,497
5,000,000	FHLMC Disc Note, 0.14%, 9/03/14 (b)	4,996
10,000,000	FHLMC Disc Note, 0.17%, 11/17/14 (b)	9,987
15,000,000	FNMA Disc Note, 0.11%, 5/19/14 (b)	14,995

Total U.S. Government Agency (Cost - $254,434)		254,434

U.S. Treasury (8%)
15,000,000	U.S. Treasury Note, 0.09%, 1/31/16 (a)	15,000
25,000,000	U.S. Treasury Note, 0.25%, 6/30/14	25,015

Total U.S. Treasury (Cost - $40,015)		40,015

Investment Company (1%)
6,125,224	Dreyfus Treasury Cash Management Fund
	(Cost - $6,125)	6,125

Repurchase Agreement (33%)
65,000,000	Barclays Tri Party, 0.03%, (c)	65,000
65,000,000	Goldman Sachs Tri Party, 0.03%, (d)	65,000
32,000,000	RBC Capital Tri Party, 0.02%, (e)	32,000

Total Repurchase Agreement (Cost - $162,000)		162,000

Total (Cost - $490,082) (100%)		490,082
Other Assets, net of Liabilities (0%)		269

Net Assets (100%)		$490,351

(a)	Variable rate security.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 1/31/2014 is collateralized by the following securities:

Barclays Tri Party
74,304,786	GNMA, maturity from Feb 25-Jun 63, yielding from 0.00%-6.50%	$66,300

(d)	The repurchase agreement dated 1/31/2014 is collateralized by the following securities:

Goldman Sachs Tri Party
102,703,297	GNMA, maturing from May 26-Jan 44, yielding from 3.50%-6.50%	$66,300

(e)	The repurchase agreement dated 1/31/2014 is collateralized by the following securities:

RBC Capital Tri Party
7,021	FMAC, maturity from Apr 28-Jan 44, yielding from 2.50%-4.50%	$6,782
18,805	FNMA, maturity from Sep 28-Jul 43, yielding from 3.00%-4.00%	17,281
9,687,775	GNMA, maturity from Feb 27-Dec 43, yielding from 2.00%-4.50%	8,577

		$32,640

1	Payden Mutual Funds

Payden Limited Maturity Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (17%)
1,400,000	Ally Master Owner Trust, 0.61%, 2/15/18	$1,403
1,600,000	Ally Master Owner Trust, 0.61%, 4/15/18	1,604
2,500,000	Apidos CLO 144A, 1.39%, 4/15/25 (a)	2,458
1,576,635	AUTO ABS, 1.33%, 5/25/24 EUR (b)	2,141
3,050,000	Babson CLO Ltd. 144A, 1.34%, 4/20/25 (a)	2,996
440,780	Bumper 5 UK Finance PLC, 1.88%, 6/20/22 GBP (b)	728
330,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	329
340,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	338
950,000	Capital Auto Receivables Asset Trust / Ally, 0.68%, 5/20/16	951
1,400,000	Cent CLO LP 144A, 1.36%, 7/23/25 (a)	1,368
1,500,000	Chase Issuance Trust, 0.41%, 4/15/19	1,487
680,000	Chester Asset Receivables Dealings 2004-1 PLC, 0.71%, 4/15/16 GBP (b)	1,118
1,002,136	Compartment VCL 16, 0.51%, 7/21/18 EUR (b)	1,352
2,640,000	Dryden XXII Senior Loan Fund 144A, 1.34%, 8/15/25 (a)	2,590
895,175	E-Carat SA, 1.48%, 7/18/20 EUR (b)	1,215
2,000,000	GE Capital Credit Card Master Note Trust, 1.03%, 1/15/18	2,006
2,200,000	Golden Credit Card Trust 144A, 0.62%, 7/17/17 (a)	2,205
1,250,000	Gracechurch Card Funding PLC 144A, 0.86%, 2/15/17 (a)	1,255
900,000	Gracechurch Card Funding PLC 144A, 1.01%, 2/15/17 EUR (a)(b)	1,221
1,100,000	Great America Leasing Receivables 144A, 0.78%, 6/15/16 (a)	1,101
1,650,000	GSAMP Trust 2004-SEA2, 0.81%, 3/25/34	1,646
1,947,206	Invitation Homes 2013-SFR1 Trust 144A, 1.31%, 12/17/30 (a)	1,947
303,267	Long Beach Mortgage Loan Trust, 5.67%, 8/25/33	271
1,184,683	Motor 2013-1 PLC, 1.08%, 2/25/21 GBP (b)	1,951
3,250,000	Nissan Master Owner Trust Receivables, 0.47%, 2/15/18	3,251
3,200,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.44%, 7/20/23 (a)	3,165
2,225,000	Santander Drive Auto Receivables Trust 2014-1, 0.66%, 6/15/17	2,226
2,300,000	SLM Student Loan Trust, 0.48%, 4/25/17	2,291
1,500,000	Trade MAPS 1 Ltd. 144A, 0.87%, 12/10/18 (a)	1,502
2,000,000	Turquoise Card Backed Securities PLC 144A, 0.91%, 9/15/16 (a)	2,008
2,530,000	Tyron Park CLO Ltd. 144A, 1.36%, 7/15/25 (a)	2,486
441,676	Westlake Automobile Receivables Trust 144A, 0.55%, 10/15/14 (a)	442
950,000	World Omni Master Owner Trust 144A, 0.52%, 2/15/18 (a)	951

Total Asset Backed (Cost - $54,043)		54,003

Bank Loans (1%)
1,000,000	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	1,009

Principal or Shares	Security Description	Value (000)

997,500	FMG Resources Ltd. Term Loan B 1L, 4.25%, 6/30/19	$1,009
1,200,000	General Nutrition Co. Inc. Term Loan B 1L, 3.25%, 3/04/19	1,202

Total Bank Loans (Cost - $3,214)		3,220

Certificate of Deposit (1%)
1,600,000	Barclays Bank PLC NY (Cost - $1,600)	1,600

Commercial Paper (8%)
2,400,000	BAT International Finance CP 144A, 0.23%, 3/07/14 (a)(c)	2,399
1,400,000	BNPPNY CP, 0.50%, 1/08/15 (c)	1,400
1,000,000	BPCEGP CP, 0.00%, 2/03/14 (c)	1,000
3,000,000	British Telecom CP 144A, 0.23%, 3/07/14 (a)(c)	2,999
3,000,000	DirectTV Holdings CP 144A, 0.23%, 3/10/14 (a)(c)	2,999
3,000,000	Dominion Resources CP 144A, 0.22%, 2/27/14 (a)(c)	3,000
1,000,000	Macquarie Bank CP 144A, 0.21%, 6/10/14 (a)(c)	999
2,000,000	Nissan Motor Acceptance CP 144A, 0.20%, 2/12/14 (a)(c)	2,000
3,000,000	Sempra Energy Global CP 144A, 0.24%, 2/04/14 (a)(c)	3,000
3,000,000	Skandinav Enskilda Bank CP 144A, 0.16%, 3/27/14 (a)(c)	2,999
1,500,000	Suncorp Metway CP 144A, 0.12%, 2/10/14 (a)(c)	1,500

Total Commercial Paper (Cost - $24,295)		24,295

Corporate Bond (45%)
1,000,000	AbbVie Inc. 144A, 1.20%, 11/06/15 (a)	1,011
1,760,000	ABN AMRO Bank NV 144A, 1.04%, 10/28/16 (a)	1,769
890,000	Amazon.com Inc., 0.65%, 11/27/15 (d)	891
1,150,000	American Express Centurion Bank, 0.69%, 11/13/15	1,154
1,240,000	American Express Co., 0.83%, 5/22/18	1,241
1,300,000	American Honda Finance Corp. 144A, 0.61%, 5/26/16 (a)	1,304
500,000	American Honda Finance Corp., 0.74%, 10/07/16	504
1,590,000	Anheuser-Busch InBev Finance Inc., 0.43%, 1/27/17	1,592
710,000	ANZ New Zealand International Ltd./London 144A, 1.13%, 3/24/16 (a)	713
1,210,000	AT&T Inc., 0.62%, 2/12/16	1,210
350,000	Australia & New Zealand Banking Group Ltd. 144A, 0.62%, 1/10/17 (a)	350
1,210,000	Australia & New Zealand Banking Group Ltd., 0.80%, 5/15/18	1,212
370,000	AutoZone Inc., 1.30%, 1/13/17	371
1,100,000	Banco Bradesco SA/Cayman Islands 144A, 2.34%, 5/16/14 (a)	1,101
220,000	Bancolombia SA, 4.25%, 1/12/16	229
1,500,000	Bank of America Corp., 1.07%, 3/22/16 (d)	1,509
1,000,000	Bank of America Corp., 1.50%, 10/09/15	1,010
1,100,000	Bank of America Corp., 3.70%, 9/01/15 (d)	1,148
700,000	Bank of Montreal, 0.84%, 4/09/18	705

2

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

670,000	Bank of New York Mellon Corp., 0.80%, 8/01/18	$672
850,000	Bank of Nova Scotia, 0.75%, 10/09/15 (d)	853
600,000	Bank of Nova Scotia, 0.76%, 7/15/16	603
1,270,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.69%, 2/26/16 (a)	1,272
1,300,000	Banque Federative du Credit Mutuel SA 144A, 1.09%, 10/28/16 (a)	1,305
600,000	Banque Federative du Credit Mutuel SA, 1.12%, 5/16/16 GBP (b)	986
650,000	BAT International Finance PLC 144A, 1.40%, 6/05/15 (a)	657
1,590,000	BB&T Corp., 0.90%, 2/01/19	1,589
670,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	669
1,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	1,116
280,000	Berkshire Hathaway Finance Corp., 0.95%, 8/15/16	282
1,570,000	BNP Paribas SA, 0.83%, 12/12/16	1,576
760,000	BP Capital Markets PLC, 0.66%, 11/07/16	765
210,000	BP Capital Markets PLC, 0.75%, 5/10/18	210
570,000	BP Capital Markets PLC, 0.88%, 9/26/18 (d)	574
710,000	BPCE SA, 1.49%, 4/25/16	720
1,300,000	Branch Banking & Trust Co., 0.57%, 10/28/15	1,301
1,000,000	Canadian Imperial Bank of Commerce, 0.76%, 7/18/16	1,005
980,000	Capital One Financial Corp., 1.00%, 11/06/15	981
430,000	Carnival Corp., 1.20%, 2/05/16	432
1,500,000	Caterpillar Financial Services Corp., 0.48%, 2/26/16	1,504
1,400,000	Citigroup Inc., 0.51%, 6/09/16	1,377
770,000	Citigroup Inc., 1.25%, 1/15/16	774
1,100,000	Citigroup Inc., 2.25%, 8/07/15	1,123
1,300,000	Commonwealth Bank of Australia 144A, 0.75%, 9/20/16 (a)	1,304
230,000	Computer Sciences Corp., 2.50%, 9/15/15	235
300,000	ConAgra Foods Inc., 1.30%, 1/25/16	302
170,000	ConAgra Foods Inc., 1.35%, 9/10/15	172
980,000	Credit Agricole SA 144A, 1.10%, 10/03/16 (a)(d)	986
1,090,000	Credit Agricole SA/London 144A, 1.40%, 4/15/16 (a)	1,104
270,000	CVS Caremark Corp., 1.20%, 12/05/16 (d)	271
720,000	Daimler Finance North America LLC 144A, 0.92%, 8/01/16 (a)	724
670,000	Daimler Finance North America LLC 144A, 1.25%, 1/11/16 (a)	675
1,960,000	Devon Energy Corp., 0.78%, 12/15/16	1,964
540,000	Diageo Capital PLC, 0.63%, 4/29/16 (d)	539
965,000	Digital Realty Trust LP, 4.50%, 7/15/15 (d)	1,004
270,000	Ecolab Inc., 1.00%, 8/09/15	271
1,340,000	Electricite de France 144A, 0.69%, 1/20/17 (a)	1,342
600,000	Enbridge Inc., 0.90%, 10/01/16	602
200,000	ERAC USA Finance LLC 144A, 1.40%, 4/15/16 (a)	201
1,100,000	Express Scripts Holding Co., 2.10%, 2/12/15	1,117
800,000	Fifth Third Bank/Cincinnati OH, 1.15%, 11/18/16	802
610,000	Ford Motor Credit Co. LLC, 1.49%, 5/09/16	620
700,000	Ford Motor Credit Co. LLC, 5.63%, 9/15/15	751

Principal or Shares	Security Description	Value (000)

300,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15	$302
800,000	GE Capital UK Funding, 0.67%, 3/20/17 GBP (b)	1,295
60,000	General Electric Capital Corp., 0.84%, 12/11/15	60
1,430,000	General Electric Capital Corp., 0.89%, 7/12/16	1,444
1,030,000	General Mills Inc., 0.44%, 1/28/16	1,031
495,000	General Mills Inc., 0.54%, 1/29/16	495
840,000	Georgia Power Co., 0.56%, 3/15/16	840
1,220,000	Glencore Funding LLC 144A, 1.60%, 1/15/19 (a)	1,202
580,000	Goldman Sachs Group Inc., 1.34%, 11/15/18	582
1,370,000	Goldman Sachs Group Inc., 1.44%, 4/30/18	1,386
800,000	Goldman Sachs Group Inc., 1.60%, 11/23/15	809
600,000	Harley-Davidson Financial Services Inc. 144A, 1.15%, 9/15/15 (a)	603
1,390,000	Hewlett-Packard Co., 1.18%, 1/14/19	1,391
920,000	Hewlett-Packard Co., 1.79%, 9/19/14	927
980,000	HSBC Bank PLC 144A, 0.88%, 5/15/18 (a)	986
700,000	HSBC Bank PLC 144A, 3.10%, 5/24/16 (a)	735
620,000	HSBC USA Inc., 1.13%, 9/24/18	628
550,000	Huntington National Bank, 1.30%, 11/20/16	553
300,000	Huntington National Bank, 1.35%, 8/02/16	302
510,000	Hyundai Capital America 144A, 1.63%, 10/02/15 (a)	515
740,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 3.50%, 3/15/17 (a)	743
1,350,000	ING Bank NV 144A, 1.89%, 9/25/15 (a)	1,379
1,330,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	1,330
560,000	John Deere Capital Corp., 0.53%, 10/11/16	561
1,520,000	JPMorgan Chase & Co., 0.86%, 2/26/16	1,527
760,000	JPMorgan Chase & Co., 1.14%, 1/25/18 (d)	770
960,000	Kansas City Southern de Mexico SA de CV, 0.94%, 10/28/16	961
620,000	KeyBank NA/Cleveland OH, 0.73%, 11/25/16	622
900,000	Kroger Co., 0.80%, 10/17/16	903
1,600,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	1,622
1,590,000	Macquarie Group Ltd. 144A, 1.24%, 1/31/17 (a)	1,590
1,400,000	Manufacturers & Traders Trust Co., 0.54%, 3/07/16	1,398
530,000	Marathon Oil Corp., 0.90%, 11/01/15	531
980,000	Merck & Co. Inc., 0.60%, 5/18/18	981
910,000	Morgan Stanley, 1.49%, 2/25/16	923
670,000	Morgan Stanley, 1.52%, 4/25/18	681
1,230,000	National Australia Bank Ltd./New York, 0.79%, 7/25/16	1,237
900,000	New York Life Funding, 5.13%, 2/03/15 GBP (b)	1,546
180,000	NextEra Energy Capital Holdings Inc., 1.20%, 6/01/15	181
1,000,000	NextEra Energy Capital Holdings Inc., 1.34%, 9/01/15	1,008
1,130,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (a)	1,128
1,360,000	Nomura Holdings Inc., 1.69%, 9/13/16	1,385
1,310,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (a)	1,307
1,080,000	NSTAR Electric Co., 0.48%, 5/17/16	1,079
270,000	PACCAR Financial Corp., 0.75%, 5/16/16	270
270,000	PACCAR Financial Corp., 0.84%, 12/06/18	271

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

560,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 3/15/16 (a)	$576
700,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.13%, 5/11/15 (a)	721
600,000	Perrigo Co. PLC 144A, 1.30%, 11/08/16 (a)	600
840,000	Petrobras Global Finance BV, 1.86%, 5/20/16 (d)	831
550,000	Phillips 66, 1.95%, 3/05/15	558
1,600,000	PNC Bank NA, 1.13%, 1/27/17	1,603
400,000	PNC Bank NA, 1.15%, 11/01/16	402
700,000	Pricoa Global Funding I 144A, 0.51%, 8/19/15 (a)	702
500,000	Principal Life Global Funding II 144A, 1.00%, 12/11/15 (a)	502
820,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 GBP (b)	1,436
300,000	Quest Diagnostics Inc., 1.10%, 3/24/14	300
500,000	RCI Banque SA, 1.18%, 4/07/15 EUR (b)	664
700,000	RCI Banque SA 144A, 2.11%, 4/11/14 (a)	701
250,000	Reynolds American Inc., 1.05%, 10/30/15	251
1,310,000	Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	1,340
360,000	SABMiller Holdings Inc. 144A, 0.93%, 8/01/18 (a)(d)	362
660,000	Seagate HDD Cayman 144A, 3.75%, 11/15/18 (a)	675
630,000	Sinopec Capital 2013 Ltd. 144A, 1.25%, 4/24/16 (a)	628
1,200,000	Societe Generale SA, 1.33%, 10/01/18	1,208
480,000	Starbucks Corp., 0.88%, 12/05/16	479
700,000	Statoil ASA, 0.70%, 11/08/18	705
740,000	Sumitomo Mitsui Banking Corp., 0.67%, 1/10/17	741
490,000	Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	491
800,000	Sumitomo Mitsui Banking Corp., 1.08%, 3/18/16 GBP (b)	1,318
1,000,000	SunTrust Bank/Atlanta GA, 0.53%, 8/24/15	993
600,000	SunTrust Bank/Atlanta GA, 0.53%, 2/15/17	600
1,520,000	Svenska Handelsbanken AB, 0.70%, 3/21/16	1,525
330,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	330
550,000	Thermo Fisher Scientific Inc., 3.20%, 5/01/15	567
300,000	Thomson Reuters Corp., 1.30%, 2/23/17	300
430,000	Toll Brothers Finance Corp., 4.00%, 12/31/18	438
1,310,000	Toronto-Dominion Bank, 0.79%, 4/30/18	1,314
670,000	Total Capital International SA, 0.81%, 8/10/18	674
1,330,000	Toyota Motor Credit Corp., 0.53%, 5/17/16	1,335
490,000	TransCanada PipeLines Ltd., 0.88%, 3/02/15	492
610,000	TransCanada PipeLines Ltd., 0.93%, 6/30/16	615
460,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)	457
580,000	Union Bank NA, 1.00%, 9/26/16	585
430,000	Ventas Realty LP, 1.55%, 9/26/16	434
1,300,000	Verizon Communications Inc. 144A, 0.44%, 3/06/15 (a)	1,299
850,000	Verizon Communications Inc., 1.77%, 9/15/16	876
1,250,000	Viacom Inc., 1.25%, 2/27/15	1,258
1,260,000	Vodafone Group PLC, 0.62%, 2/19/16	1,259
1,380,000	Volkswagen International Finance NV 144A, 0.68%, 11/18/16 (a)	1,384

Principal or Shares	Security Description	Value (000)

550,000	WellPoint Inc., 1.25%, 9/10/15	$555
210,000	Wells Fargo & Co., 0.87%, 4/23/18	212
1,100,000	Western Union Co., 1.24%, 8/21/15	1,104
1,520,000	Westpac Banking Corp., 0.95%, 1/12/16	1,534
1,250,000	Westpac Banking Corp., 1.01%, 9/25/15	1,262
400,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (a)	402
410,000	Xcel Energy Inc., 0.75%, 5/09/16	409
860,000	Xstrata Finance Canada Ltd. 144A, 2.05%, 10/23/15 (a)	870
300,000	Zoetis Inc., 1.15%, 2/01/16	302

Total Corporate Bond (Cost - $138,519)		139,555

FDIC Guaranteed (1%)
256,220	FDIC Structured Sale Guaranteed Notes 144A, 0.71%, 2/25/48 (a)	256
2,067,766	FDIC Structured Sale Guaranteed Notes 144A, 0.89%, 12/04/20 (a)	2,088

Total FDIC Guaranteed (Cost - $2,324)		2,344

Foreign Government (1%)
31,800,000	Mexican Bonos, 6.00%, 6/18/15 MXN (b)	2,447
860,000	Mexico Government International Bond, 5.88%, 2/17/14 (d)	861
1,000,000	Qatar Government International Bond 144A, 4.00%, 1/20/15 (a)	1,035

Total Foreign Government (Cost - $4,575)		4,343

Mortgage Backed (12%)
322,712	Asset Backed Funding Certificates, 0.78%, 4/25/34	308
43,123	Bear Stearns ALT-A Trust, 2.51%, 3/25/34	44
1,620,000	Connecticut Avenue Securities, 1.76%, 1/25/24	1,620
568,229	Connecticut Avenue Securities Series, 2.16%, 10/25/23	573
738,770	Credit Suisse Mortgage Capital Certificates 144A, 1.16%, 2/27/47 (a)	740
1,432,904	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	1,325
721,944	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	665
1,770,000	Del Coronado Trust 144A, 0.96%, 3/15/26 (a)	1,764
2,193,419	Extended Stay America Trust 144A, 0.97%, 12/05/31 (a)	2,199
516,094	FH 1B2612 ARM, 2.38%, 11/01/34	547
224,285	FH 847515 ARM, 2.54%, 2/01/34	240
387,824	FHLMC Structured Pass Through Securities, 3.61%, 2/27/15	389
91,477	FN 708229 ARM, 2.04%, 4/01/33	98
1,956,396	FN 784365 ARM, 1.93%, 5/01/34	2,078
1,553,497	FN 866093 ARM, 2.61%, 3/01/36	1,666
1,459,467	FN 870542 ARM, 2.38%, 3/01/36	1,558
93,484	FN 878544 ARM, 2.72%, 3/01/36	100
483,740	FN 889821 ARM, 2.40%, 12/01/36	513
1,213,610	FN 906140 ARM, 2.33%, 1/01/37	1,280
501,835	FN AD0079 ARM, 2.40%, 11/01/35	532
1,700,592	FN AE0193 ARM, 3.68%, 7/01/40	1,812
1,202,364	FN AL0502 ARM, 2.99%, 6/01/41	1,274
2,211,760	Fosse Master Issuer PLC 144A, 1.64%, 10/18/54 (a)	2,223

4

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

871,271	Fosse Master Issuer PLC 144A, 1.64%, 10/18/54 (a)	$884
363,014	GNR 2002-48 FT, 0.36%, 12/16/26	364
850,000	Granite Master Issuer PLC, 1.02%, 12/17/54	793
750,226	Harborview Mortgage Loan Trust, 2.75%, 1/19/35	741
1,260,000	Hilton USA Trust 2013-HLF 144A, 1.17%, 11/05/30 (a)	1,260
233,389	MASTR Asset Securitization Trust, 5.00%, 7/25/19	243
1,236,754	Motel 6 Trust 144A, 1.50%, 10/05/25 (a)	1,234
202,637	Sequoia Mortgage Trust, 0.96%, 10/20/27	198
1,079,296	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,061
1,052,523	Sequoia Mortgage Trust, 1.55%, 4/25/43	975
489,398	Sequoia Mortgage Trust, 2.87%, 1/25/42	495
1,333,722	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	1,334
626,032	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (a)	625
580,914	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	581
800,225	Springleaf Mortgage Loan Trust 144A, 1.87%, 9/25/57 (a)	802
294,617	Structured Adjustable Rate Mortgage Loan Trust, 2.49%, 9/25/34	294
923,666	Structured Agency Credit Risk Debt Notes, 1.61%, 11/25/23	922
189,266	Structured Asset Mortgage Investments Inc., 3.76%, 7/25/32	197

Total Mortgage Backed (Cost - $36,658)		36,551

Municipal (2%)
750,000	Beaver County Industrial Development Authority, 3.38%, 1/01/35	765
810,000	Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 7/01/16	815
580,000	Grand Parkway Transportation Corp., 1.00%, 10/01/17	580
900,000	Indiana Finance Authority, 0.62%, 12/01/37	900
2,000,000	Massachusetts Development Finance Agency, 5.50%, 5/01/27	2,023
520,000	South Carolina State Public Service Authority, 1.03%, 6/01/15	522
1,000,000	University of California, 0.74%, 7/01/41	1,000

Total Municipal (Cost - $6,618)		6,605

NCUA Guaranteed (2%)
443,188	NCUA Guaranteed Notes Trust 2010-C1, 1.60%, 10/29/20	447
845,579	NCUA Guaranteed Notes Trust 2010-R1, 0.61%, 10/07/20	851
462,034	NCUA Guaranteed Notes Trust 2010-R2, 0.53%, 11/06/17	463
2,243,841	NCUA Guaranteed Notes Trust 2010-R3, 0.72%, 12/08/20	2,268
793,700	NCUA Guaranteed Notes Trust 2011-R1, 0.61%, 1/08/20	799

Principal or Shares	Security Description	Value (000)

53,724	NCUA Guaranteed Notes Trust 2011-R2, 0.56%, 2/06/20	$54
1,294,658	NCUA Guaranteed Notes Trust 2011-R5, 0.54%, 4/06/20	1,297

Total NCUA Guaranteed (Cost - $6,150)		6,179

U.S. Treasury (9%)
4,000,000	U.S. Treasury Note, 0.25%, 5/15/15	4,004
3,000,000	U.S. Treasury Note, 0.63%, 7/15/14 (e)	3,007
235,000	U.S. Treasury Note, 0.25%, 12/31/15	235
17,000,000	U.S. Treasury Note, 0.38%, 4/15/15	17,043
4,000,000	U.S. Treasury Note, 0.38%, 8/31/15	4,009

Total U.S. Treasury (Cost - $28,279)		28,298

Investment Company (3%)
8,758,840	Payden Cash Reserves Money Market Fund *
	(Cost - $8,759)	8,759

Total (Cost - $315,034) (102%)		315,752
Liabilities in excess of Other Assets (-2%)		(6,653)

Net Assets (100%)		$309,099

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	Yield to maturity at time of purchase.
(d)	All or a portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $5,967 and the total market value of the collateral held by the Fund is $6,130. Amounts in 000s.
(e)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/10/2014	Euro (Sell 5,094)	Citigroup	$ 78
3/25/2014	Mexican Peso (Sell 33,900)	RBS	64

			$142

Liabilities:
2/10/2014	British Pound (Sell 6,554)	HSBC Securities	$(21)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
14	U.S. Treasury 5 Year Future	Apr-14	$(1,689)	—

5	Payden Mutual Funds

Payden Low Duration Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (10%)
6,360,000	Apidos CLO 144A, 1.39%, 4/15/25 (a)	$6,253
500,000	Apidos CLO 144A, 1.94%, 4/15/25 (a)	492
7,350,000	Babson CLO Ltd. 144A, 1.34%, 4/20/25 (a)	7,220
670,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	667
845,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	841
4,555,000	CarMax Auto Owner Trust 2013-4, 1.28%, 5/15/19	4,547
4,550,000	Cent CLO LP 144A, 1.36%, 7/23/25 (a)	4,447
1,900,000	Chase Issuance Trust, 0.41%, 4/15/19	1,883
1,300,000	Chesapeake Funding LLC 144A, 0.61%, 1/07/25 (a)	1,297
500,000	Citibank Omni Master Trust 144A, 5.35%, 8/15/18 (a)	513
4,905,000	Dryden XXII Senior Loan Fund 144A, 1.34%, 8/15/25 (a)	4,813
3,140,000	Dryden XXII Senior Loan Fund 144A, 1.79%, 8/15/25 (a)	3,064
3,244,014	Enterprise Fleet Financing LLC 144A, 1.14%, 11/20/17 (a)	3,251
1,016,166	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (a)	1,020
2,000,000	Gracechurch Card Funding PLC 144A, 1.01%, 2/15/17 EUR (a)(b)	2,712
500,000	Great America Leasing Receivables 144A, 1.83%, 6/17/19 (a)	497
3,000,000	GSAMP Trust, 0.81%, 3/25/34	2,992
2,716,103	Invitation Homes 2013-SFR1 Trust 144A, 1.31%, 12/17/30 (a)	2,716
905,086	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	1,023
1,246,337	MMAF Equipment Finance LLC 144A, 1.27%, 9/15/15 (a)	1,249
3,769,447	Motor 2013-1 PLC, 1.08%, 2/25/21 GBP (b)	6,207
6,200,000	Nissan Master Owner Trust Receivables, 0.47%, 2/15/18	6,202
9,500,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.44%, 7/20/23 (a)	9,397
3,500,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.89%, 7/20/23 (a)	3,398
7,200,000	Santander Drive Auto Receivables Trust 2011-1, 3.11%, 5/16/16	7,327
4,250,000	Trade MAPS 1 Ltd. 144A, 0.87%, 12/10/18 (a)	4,255
5,585,000	Tyron Park CLO Ltd. 144A, 1.36%, 7/15/25 (a)	5,488
4,215,000	Tyron Park CLO Ltd. 144A, 1.83%, 7/15/25 (a)	4,114
637,943	VOLT XIX LLC 144A, 3.63%, 4/25/55 (a)	636
1,995,616	VOLT XX LLC 144A, 3.63%, 3/25/54 (a)	1,992
1,994,624	VOLT XXI LLC 144A, 3.63%, 11/25/53 (a)	1,987
1,900,000	World Omni Master Owner Trust 144A, 0.52%, 2/15/18 (a)	1,901

Total Asset Backed (Cost - $104,805)		104,401

Bank Loans (2%)
3,375,000	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	3,404

Principal or Shares	Security Description	Value (000)

2,994,888	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	$3,013
3,366,523	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	3,376
2,029,800	Cricket Communications Inc. Leap Term Loan C-DD 1L, 4.75%, 3/08/20	2,036
3,000,000	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	3,030
4,385,000	General Nutrition Co. Inc. Term Loan B 1L, 3.25%, 3/26/19	4,392
518,700	HJ Heinz Co. Term Loan B2 1L, 3.50%, 6/05/20	524
2,992,462	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	2,999

Total Bank Loans (Cost - $22,682)		22,774

Corporate Bond (53%)
2,680,000	AbbVie Inc., 1.75%, 11/06/17	2,695
3,300,000	ABN AMRO Bank NV 144A, 1.04%, 10/28/16 (a)	3,316
2,615,000	Aircastle Ltd., 9.75%, 8/01/18	2,841
175,000	Airgas Inc., 3.25%, 10/01/15	182
1,565,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (a)	1,639
3,490,000	Ally Financial Inc., 3.50%, 7/18/16	3,595
2,110,000	Amazon.com Inc., 0.65%, 11/27/15 (c)	2,112
600,000	America Movil SAB de CV, 3.63%, 3/30/15	621
3,100,000	American Express Co., 0.83%, 5/22/18	3,103
660,000	American Express Credit Corp., 1.75%, 6/12/15	671
1,650,000	American Express Credit Corp., 5.38%, 10/01/14 GBP (b)	2,792
1,840,000	American Honda Finance Corp. 144A, 0.61%, 5/26/16 (a)	1,846
200,000	American Honda Finance Corp. 144A, 1.00%, 8/11/15 (a)	202
1,600,000	American Honda Finance Corp., 1.13%, 10/07/16	1,608
2,400,000	American Honda Finance Corp. 144A, 1.45%, 2/27/15 (a)	2,424
880,000	American International Group Inc., 2.38%, 8/24/15	899
1,530,000	Amgen Inc., 1.88%, 11/15/14	1,548
3,050,000	Anheuser-Busch InBev Finance Inc., 0.80%, 1/15/16 (c)	3,062
1,460,000	ANZ New Zealand International Ltd./London 144A, 1.13%, 3/24/16 (a)	1,466
1,345,000	Apple Inc., 0.45%, 5/03/16 (c)	1,342
1,210,000	Apple Inc., 0.49%, 5/03/18 (c)	1,209
1,850,000	ArcelorMittal, 4.25%, 8/05/15	1,912
1,900,000	Ashland Inc., 3.00%, 3/15/16	1,945
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,774
2,320,000	AT&T Inc., 0.62%, 2/12/16	2,320
3,050,000	Australia & New Zealand Banking Group Ltd., 0.80%, 5/15/18	3,055
2,000,000	Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	2,005
1,000,000	Australia & New Zealand Banking Group Ltd., 1.25%, 1/10/17	1,004
850,000	Autodesk Inc., 1.95%, 12/15/17	855

6

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

830,000	AutoZone Inc., 1.30%, 1/13/17	$833
890,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (a)	932
450,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 2.99%, 12/01/17 (c)	454
1,410,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 4.88%, 11/15/17 (a)(c)	1,477
930,000	Baidu Inc., 2.25%, 11/28/17	933
2,800,000	Banco Bradesco SA/Cayman Islands 144A, 2.34%, 5/16/14 (a)	2,802
1,300,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (a)	1,272
1,580,000	Bank of America Corp., 1.28%, 1/15/19	1,594
3,020,000	Bank of America Corp., 1.32%, 3/22/18	3,062
1,080,000	Bank of America Corp., 1.50%, 10/09/15	1,091
1,180,000	Bank of America Corp., 3.75%, 7/12/16	1,252
1,850,000	Bank of Montreal, 0.76%, 7/15/16	1,860
1,850,000	Bank of Montreal, 0.80%, 11/06/15	1,860
1,500,000	Bank of Montreal, 0.84%, 4/09/18	1,512
1,860,000	Bank of New York Mellon Corp., 0.80%, 8/01/18	1,867
1,770,000	Bank of Nova Scotia, 0.75%, 10/09/15	1,776
1,670,000	Bank of Nova Scotia, 0.76%, 7/15/16	1,678
2,480,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.69%, 2/26/16 (a)	2,484
1,200,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.85%, 9/09/16 (a)	1,206
4,640,000	Banque Federative du Credit Mutuel SA 144A, 1.09%, 10/28/16 (a)	4,657
250,000	Barclays Bank PLC, 3.90%, 4/07/15 (c)	260
1,800,000	BAT International Finance PLC 144A, 1.40%, 6/05/15 (a)	1,819
610,000	Baxter International Inc., 0.95%, 6/01/16 (c)	612
3,500,000	BB&T Corp., 0.90%, 2/01/19	3,497
860,000	BB&T Corp., 1.60%, 8/15/17	864
1,440,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	1,438
5,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	5,583
880,000	Berkshire Hathaway Finance Corp., 0.95%, 8/15/16	885
2,210,000	BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	2,224
3,610,000	BNP Paribas SA, 0.83%, 12/12/16	3,624
2,000,000	BNP Paribas SA, 3.60%, 2/23/16	2,108
1,860,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	2,081
1,930,000	BP Capital Markets PLC, 0.70%, 11/06/15	1,937
530,000	BP Capital Markets PLC, 0.75%, 5/10/18	531
1,510,000	BP Capital Markets PLC, 0.88%, 9/26/18	1,520
2,030,000	BPCE SA, 1.49%, 4/25/16 (c)	2,057
6,100,000	BRF SA 144A, 7.75%, 5/22/18 BRL (a)(b)	2,050
980,000	Canadian Imperial Bank of Commerce, 0.76%, 7/18/16	985
2,510,000	Canadian Imperial Bank of Commerce, 0.90%, 10/01/15	2,525
2,130,000	Capital One Financial Corp., 1.00%, 11/06/15	2,132
800,000	Carnival Corp., 1.20%, 2/05/16	803
520,000	Carnival Corp., 1.88%, 12/15/17	521

Principal or Shares	Security Description	Value (000)

1,760,000	Caterpillar Financial Services Corp., 1.00%, 11/25/16 (c)	$1,764
1,260,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15	1,272
1,780,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,836
730,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	728
1,485,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	1,533
2,920,000	Citigroup Inc., 1.04%, 4/01/16	2,940
2,403,000	Citigroup Inc., 2.25%, 8/07/15 (c)	2,454
1,170,000	Citigroup Inc., 4.45%, 1/10/17	1,268
2,478,000	Citigroup Inc., 5.50%, 2/15/17	2,757
1,400,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	1,398
2,500,000	Commonwealth Bank of Australia 144A, 0.75%, 9/20/16 (a)	2,508
515,000	Computer Sciences Corp., 2.50%, 9/15/15	527
610,000	ConAgra Foods Inc., 1.30%, 1/25/16	614
370,000	ConAgra Foods Inc., 1.35%, 9/10/15 (c)	374
400,000	CONSOL Energy Inc., 8.00%, 4/01/17	420
770,000	Covidien International Finance SA, 1.35%, 5/29/15	777
3,050,000	Credit Agricole SA 144A, 1.10%, 10/03/16 (a)(c)	3,067
2,390,000	Credit Agricole SA/London 144A, 1.40%, 4/15/16 (a)	2,420
700,000	CVS Caremark Corp., 1.20%, 12/05/16 (c)	704
1,990,000	Daimler Finance North America LLC 144A, 0.92%, 8/01/16 (a)	2,002
1,540,000	Daimler Finance North America LLC 144A, 1.88%, 9/15/14 (a)	1,553
3,500,000	DBS Bank Ltd. 144A, 0.85%, 7/15/21 (a)	3,402
1,580,000	Devon Energy Corp., 1.20%, 12/15/16 (c)	1,586
3,950,000	Digital Realty Trust LP, 4.50%, 7/15/15 (c)	4,109
2,369,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.13%, 2/15/16	2,468
260,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.50%, 3/01/16 (c)	273
3,400,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18 (c)	3,398
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,174
1,620,000	Dow Chemical Co., 2.50%, 2/15/16	1,669
650,000	Duke Energy Corp., 3.95%, 9/15/14	664
975,000	E*TRADE Financial Corp., 6.00%, 11/15/17	1,034
1,030,000	Eaton Corp., 0.95%, 11/02/15	1,035
560,000	Ecolab Inc., 2.38%, 12/08/14	568
1,020,000	Electricite de France 144A, 0.69%, 1/20/17 (a)(c)	1,021
1,800,000	Electricite de France 144A, 1.15%, 1/20/17 (a)	1,805
1,900,000	Enbridge Inc., 0.90%, 10/01/16	1,907
570,000	Enterprise Products Operating LLC, 1.25%, 8/13/15	574
1,650,000	Enterprise Products Operating LLC, 3.20%, 2/01/16	1,725
800,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	830
360,000	Equifax Inc., 4.45%, 12/01/14	371
1,125,000	ERAC USA Finance LLC 144A, 1.40%, 4/15/16 (a)	1,128
760,000	Express Scripts Holding Co., 2.10%, 2/12/15	771

7	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

830,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	$818
1,800,000	Fifth Third Bank, 4.75%, 2/01/15	1,874
1,600,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/01/17 (a)	1,697
1,520,000	Ford Motor Credit Co. LLC, 1.49%, 5/09/16 (c)	1,546
2,360,000	Ford Motor Credit Co. LLC, 3.88%, 1/15/15 (c)	2,429
4,000,000	Ford Motor Credit Co. LLC, 5.63%, 9/15/15	4,291
600,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15	603
550,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17 (c)	559
3,960,000	General Electric Capital Corp., 0.89%, 7/12/16	3,999
1,390,000	General Electric Capital Corp., 1.00%, 12/11/15 (c)	1,402
825,000	General Electric Capital Corp., 1.63%, 7/02/15	838
1,100,000	General Motors Financial Co. Inc. 144A, 2.75%, 5/15/16 (a)	1,114
2,040,000	General Motors Financial Co. Inc. 144A, 4.75%, 8/15/17 (a)	2,165
720,000	Gilead Sciences Inc., 2.40%, 12/01/14	731
3,280,000	Glencore Funding LLC 144A, 1.60%, 1/15/19 (a)	3,232
660,000	Goldman Sachs Group Inc., 1.34%, 11/15/18 (c)	662
3,110,000	Goldman Sachs Group Inc., 1.44%, 4/30/18	3,147
1,500,000	Goldman Sachs Group Inc., 3.30%, 5/03/15	1,546
1,600,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	1,678
1,900,000	Grupo Idesa SA de CV 144A, 7.88%, 12/18/20 (a)	1,914
2,050,000	Harley-Davidson Financial Services Inc. 144A, 1.15%, 9/15/15 (a)	2,060
1,060,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	1,099
970,000	Health Care REIT Inc., 3.63%, 3/15/16	1,022
1,120,000	Heineken NV 144A, 0.80%, 10/01/15 (a)	1,122
1,470,000	Hewlett-Packard Co., 1.18%, 1/14/19	1,471
2,100,000	Hewlett-Packard Co., 2.35%, 3/15/15 (c)	2,140
2,970,000	HSBC Bank PLC 144A, 0.88%, 5/15/18 (a)	2,987
2,400,000	HSBC Bank PLC 144A, 3.10%, 5/24/16 (a)	2,520
2,390,000	HSBC USA Inc., 1.13%, 9/24/18	2,422
1,410,000	Huntington National Bank, 1.30%, 11/20/16 (c)	1,417
800,000	Huntington National Bank, 1.35%, 8/02/16	805
880,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (a)	882
1,110,000	Hyundai Capital America 144A, 1.63%, 10/02/15 (a)	1,121
720,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (a)	753
770,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (a)	797
1,670,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 3.50%, 3/15/17 (a)	1,676
2,320,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	2,566
2,600,000	ING Bank NV 144A, 3.75%, 3/07/17 (a)	2,765
790,000	Ingredion Inc., 3.20%, 11/01/15	819
1,500,000	International Business Machines Corp., 0.75%, 5/11/15	1,509
2,820,000	International Lease Finance Corp., 2.19%, 6/15/16	2,848
1,025,000	International Lease Finance Corp., 4.88%, 4/01/15 (c)	1,065

Principal or Shares	Security Description	Value (000)

1,300,000	International Lease Finance Corp. 144A, 6.50%, 9/01/14 (a)	$1,344
4,200,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	4,200
1,110,000	IPIC GMTN Ltd. 144A, 3.13%, 11/15/15 (a)	1,154
2,500,000	Jaguar Land Rover Automotive PLC 144A, 4.13%, 12/15/18 (a)	2,531
2,160,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	2,241
1,600,000	John Deere Capital Corp., 1.05%, 10/11/16 (c)	1,607
1,550,000	JPMorgan Chase & Co., 1.14%, 1/25/18	1,570
1,045,000	JPMorgan Chase & Co., 1.88%, 3/20/15	1,059
760,000	JPMorgan Chase & Co., 3.15%, 7/05/16	795
1,250,000	Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	1,196
2,160,000	Kellogg Co., 1.13%, 5/15/15	2,176
1,300,000	KeyBank NA/Cleveland OH, 5.45%, 3/03/16	1,416
1,400,000	KeyCorp, 3.75%, 8/13/15 (c)	1,462
980,000	Kraft Foods Group Inc., 1.63%, 6/04/15	994
3,690,000	Kroger Co., 1.20%, 10/17/16 (c)	3,699
1,385,000	Kroger Co., 2.20%, 1/15/17	1,418
3,140,000	L-3 Communications Corp., 3.95%, 11/15/16	3,350
760,000	Lloyds Bank PLC, 2.30%, 11/27/18 (c)	764
2,070,000	Lloyds Bank PLC, 4.20%, 3/28/17	2,252
7,400,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	7,501
2,950,000	Macquarie Group Ltd. 144A, 1.24%, 1/31/17 (a)	2,950
870,000	Macy’s Retail Holdings Inc., 5.90%, 12/01/16 (c)	976
1,970,000	Manufacturers & Traders Trust Co., 1.25%, 1/30/17	1,970
1,160,000	Marathon Oil Corp., 0.90%, 11/01/15	1,163
1,010,000	Masco Corp., 4.80%, 6/15/15	1,050
530,000	McKesson Corp., 0.95%, 12/04/15	531
2,450,000	Merck & Co. Inc., 0.60%, 5/18/18	2,452
1,850,000	Metropolitan Life Global Funding I 144A, 0.77%, 7/15/16 (a)	1,861
2,580,000	Metropolitan Life Global Funding I 144A, 1.70%, 6/29/15 (a)	2,620
2,785,000	Morgan Stanley, 1.49%, 2/25/16 (c)	2,824
3,780,000	Morgan Stanley, 1.52%, 4/25/18 (c)	3,843
830,000	Murphy Oil Corp., 2.50%, 12/01/17 (c)	851
810,000	Mylan Inc./PA, 1.35%, 11/29/16 (c)	811
5,830,000	Mylan Inc./PA 144A, 1.80%, 6/24/16 (a)	5,938
3,250,000	Nabors Industries Inc. 144A, 2.35%, 9/15/16 (a)	3,330
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,091
3,390,000	National Australia Bank Ltd./New York, 0.79%, 7/25/16	3,409
3,000,000	National Australia Bank Ltd./New York, 0.90%, 1/20/16 (c)	3,015
2,200,000	National Bank of Canada, 1.50%, 6/26/15	2,228
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17 (c)	1,509
1,015,000	NBCUniversal Enterprise Inc. 144A, 0.92%, 4/15/18 (a)	1,018
410,000	NextEra Energy Capital Holdings Inc., 1.20%, 6/01/15	413
2,800,000	NextEra Energy Capital Holdings Inc., 1.34%, 9/01/15	2,824
2,240,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (a)	2,236
1,240,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (a)	1,242
2,650,000	Nomura Holdings Inc., 1.69%, 9/13/16	2,698

8

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

3,290,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (a)	$3,283
1,000,000	NXP BV / NXP Funding LLC 144A, 3.50%, 9/15/16 (a)(c)	1,020
1,800,000	Oversea-Chinese Banking Corp. Ltd. 144A, 1.63%, 3/13/15 (a)	1,826
2,710,000	PACCAR Financial Corp., 0.70%, 11/16/15	2,721
700,000	PACCAR Financial Corp., 0.84%, 12/06/18	703
620,000	PACCAR Financial Corp., 1.05%, 6/05/15	626
1,685,000	Parker Hannifin Corp., 4.13%, 11/11/15 EUR (b)	2,401
2,500,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.13%, 5/11/15 (a)	2,574
3,000,000	PepsiCo Inc., 0.75%, 3/05/15	3,013
1,500,000	Perrigo Co. PLC 144A, 1.30%, 11/08/16 (a)	1,500
2,400,000	Petrobras International Finance Co., 3.50%, 2/06/17	2,429
2,350,000	Petroleos Mexicanos, 2.26%, 7/18/18	2,426
2,500,000	Petroleos Mexicanos, 4.88%, 3/15/15 (c)	2,612
600,000	Phillips 66, 1.95%, 3/05/15	609
600,000	Phillips 66, 2.95%, 5/01/17 (c)	628
1,865,000	Plains Exploration & Production Co., 6.50%, 11/15/20	2,054
1,200,000	PNC Bank NA, 1.15%, 11/01/16 (c)	1,205
750,000	Precision Castparts Corp., 0.70%, 12/20/15	752
1,220,000	Principal Life Global Funding II 144A, 1.00%, 12/11/15 (a)	1,225
1,500,000	Prudential Financial Inc., 1.02%, 8/15/18 (c)	1,507
500,000	Prudential Financial Inc., 4.75%, 9/17/15	532
739,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 GBP (b)(d)	1,295
3,800,000	RCI Banque SA 144A, 2.11%, 4/11/14 (a)	3,805
2,030,000	Regions Financial Corp., 2.00%, 5/15/18	1,987
540,000	Reynolds American Inc., 1.05%, 10/30/15	542
1,500,000	Rio Tinto Finance USA PLC, 1.13%, 3/20/15	1,509
1,260,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (a)	1,262
3,890,000	Royal Bank of Canada, 0.70%, 9/09/16	3,908
4,715,000	Royal Bank of Scotland Group PLC, 2.55%, 9/18/15 (c)	4,824
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16	2,106
1,050,000	SABMiller Holdings Inc. 144A, 0.93%, 8/01/18 (a)	1,056
1,000,000	SABMiller Holdings Inc. 144A, 1.85%, 1/15/15 (a)	1,012
1,440,000	SABMiller Holdings Inc. 144A, 2.45%, 1/15/17 (a)	1,490
600,000	Salix Pharmaceuticals Ltd. 144A, 6.00%, 1/15/21 (a)	627
1,065,000	SandRidge Energy Inc., 8.75%, 1/15/20	1,156
830,000	SBA Communications Corp., 5.63%, 10/01/19	860
1,885,000	Seagate HDD Cayman 144A, 3.75%, 11/15/18 (a)	1,927
410,000	Simon Property Group LP, 4.20%, 2/01/15	421
1,400,000	Sinopec Capital 2013 Ltd. 144A, 1.25%, 4/24/16 (a)	1,397
3,800,000	Societe Generale SA, 1.33%, 10/01/18	3,824
1,020,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	1,009
6,050,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (a)	6,299

Principal or Shares	Security Description	Value (000)

1,260,000	Starbucks Corp., 0.88%, 12/05/16	$1,258
1,600,000	Statoil ASA, 0.70%, 11/08/18	1,612
965,000	Statoil ASA, 2.90%, 10/15/14	982
810,000	Stryker Corp., 3.00%, 1/15/15	831
1,480,000	Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	1,484
850,000	Sumitomo Mitsui Banking Corp., 0.91%, 7/19/16 (c)	852
1,100,000	Sumitomo Mitsui Banking Corp., 1.30%, 1/10/17	1,106
3,500,000	SunTrust Bank/Atlanta GA, 1.35%, 2/15/17	3,511
3,080,000	Svenska Handelsbanken AB, 0.70%, 3/21/16	3,091
2,700,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.03%, 3/17/15 (a)	2,713
1,340,000	Tesoro Corp., 4.25%, 10/01/17 (c)	1,404
950,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	949
1,510,000	Thomson Reuters Corp., 0.88%, 5/23/16 (c)	1,504
700,000	Thomson Reuters Corp., 1.30%, 2/23/17	699
1,010,000	Time Warner Inc., 3.15%, 7/15/15	1,045
1,820,000	T-Mobile USA Inc. 144A, 5.25%, 9/01/18 (a)	1,927
960,000	Toll Brothers Finance Corp., 4.00%, 12/31/18	977
1,180,000	Toronto-Dominion Bank, 0.70%, 9/09/16	1,184
2,625,000	Toronto-Dominion Bank, 2.50%, 7/14/16	2,732
1,950,000	Total Capital International SA, 0.81%, 8/10/18	1,963
3,040,000	Total System Services Inc., 2.38%, 6/01/18	3,029
3,660,000	Toyota Motor Credit Corp., 0.39%, 1/07/16	3,660
3,000,000	TransCanada PipeLines Ltd., 0.88%, 3/02/15	3,014
1,600,000	TransCanada PipeLines Ltd., 0.93%, 6/30/16	1,614
1,000,000	TransCanada PipeLines Ltd., 3.40%, 6/01/15	1,037
670,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)	666
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	880
500,000	UnitedHealth Group Inc., 1.40%, 10/15/17	500
1,336,000	Ventas Realty LP, 1.55%, 9/26/16	1,349
770,000	Verizon Communications Inc., 1.77%, 9/15/16	793
1,830,000	Verizon Communications Inc., 1.99%, 9/14/18 (c)	1,917
1,100,000	Viacom Inc., 4.38%, 9/15/14	1,126
2,410,000	Vodafone Group PLC, 0.62%, 2/19/16	2,409
2,680,000	Volkswagen International Finance NV 144A, 1.15%, 11/20/15 (a)	2,705
700,000	Volkswagen International Finance NV 144A, 1.63%, 3/22/15 (a)	708
2,000,000	Vornado Realty LP, 4.25%, 4/01/15	2,056
3,145,000	Wachovia Bank NA, 4.80%, 11/01/14	3,249
2,100,000	Walgreen Co., 1.00%, 3/13/15	2,110
1,500,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (a)	1,444
1,050,000	WellPoint Inc., 1.25%, 9/10/15	1,060
2,000,000	WellPoint Inc., 2.38%, 2/15/17 (c)	2,059
90,000	Wells Fargo & Co., 0.87%, 4/23/18	91
3,530,000	Western Union Co., 1.24%, 8/21/15	3,543
2,970,000	Westpac Banking Corp., 0.95%, 1/12/16	2,997
135,000	Westpac Banking Corp., 1.01%, 9/25/15	136
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,825
700,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (a)	704
600,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (a)	605
1,310,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (a)	1,348
146,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	150

9	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,140,000	WPX Energy Inc., 5.25%, 1/15/17	$2,306
4,080,000	Xstrata Finance Canada Ltd. 144A, 2.70%, 10/25/17 (a)	4,134

Total Corporate Bond (Cost - $524,586)		529,832

FDIC Guaranteed (1%)
1,024,878	FDIC Structured Sale Guaranteed Notes 144A, 0.71%, 2/25/48 (a)	1,027
6,003,192	FDIC Structured Sale Guaranteed Notes 144A, 0.89%, 12/04/20 (a)	6,061
1,428,890	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	1,479
2,074,509	FDIC Trust 144A, 2.18%, 5/25/50 (a)	2,094
Total FDIC Guaranteed (Cost - $10,526)		10,661
Foreign Government (1%)
90,100,000	Mexican Bonos, 5.00%, 6/15/17 MXN (b)	6,820
49,851,000	Mexican Bonos, 6.00%, 6/18/15 MXN (b)	3,836
115,000	Panama Government International Bond, 7.25%, 3/15/15	123

Total Foreign Government (Cost - $11,592)		10,779

Mortgage Backed (6%)
3,631,465	Adjustable Rate Mortgage Trust, 3.73%, 3/25/37	2,817
986,882	Bank of America Mortgage 2002-K Trust, 2.75%, 10/20/32	1,014
3,600,000	Connecticut Avenue Securities, 1.76%, 1/25/24	3,600
2,128,449	Connecticut Avenue Securities Series, 2.16%, 10/25/23	2,147
1,846,926	Credit Suisse Mortgage Capital Certificates 144A, 1.16%, 2/27/47 (a)	1,851
3,167,473	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	2,928
1,624,484	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	1,497
1,437,870	FN 708229 ARM, 2.04%, 4/01/33	1,540
663,111	FN 743821 ARM, 2.04%, 11/01/33	697
593,425	FN 755867 ARM, 2.34%, 12/01/33	626
631,402	FN 790762 ARM, 2.06%, 9/01/34	669
833,778	FN 790764 ARM, 2.07%, 9/01/34	883
752,268	FN 794792 ARM, 2.11%, 10/01/34	794
1,219,017	FN 794797 ARM, 1.94%, 10/01/34	1,280
4,356,355	Fosse Master Issuer PLC 144A, 1.64%, 10/18/54 (a)	4,421
2,602,966	HarborView Mortgage Loan Trust 2005-14, 2.72%, 12/19/35	2,336
3,860,000	Hilton USA Trust 2013-HLF 144A, 1.17%, 11/05/30 (a)	3,860
771,140	HomeBanc Mortgage Trust, 1.02%, 8/25/29	729
431,297	Indymac Index Mortgage Loan Trust, 2.62%, 10/25/34	415
1,663,483	JP Morgan Mortgage Trust 144A, 2.50%, 3/25/43 (a)	1,615
1,421,221	MLCC Mortgage Investors Inc., 2.14%, 2/25/36	1,380
898,349	MLCC Mortgage Investors Inc., 2.15%, 12/25/34	936
189,342	Morgan Stanley Mortgage Loan Trust 2004-5AR, 2.08%, 7/25/34	190

Principal or Shares	Security Description	Value (000)

199,539	Provident Funding Mortgage Loan Trust, 2.57%, 4/25/34	$202
3,121,638	Residential Asset Securitization Trust, 6.00%, 8/25/36	2,713
546,541	Sequoia Mortgage Trust, 0.96%, 10/20/27	535
2,230,544	Sequoia Mortgage Trust, 1.45%, 2/25/43	2,193
2,124,011	Sequoia Mortgage Trust, 1.55%, 4/25/43	1,968
1,223,495	Sequoia Mortgage Trust, 2.87%, 1/25/42	1,238
2,146,710	Sequoia Mortgage Trust, 3.50%, 4/25/42	2,204
2,850,038	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	2,850
1,460,741	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (a)	1,459
1,787,427	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	1,787
1,042,440	Springleaf Mortgage Loan Trust 144A, 2.22%, 10/25/57 (a)	1,065
2,032,030	Structured Adjustable Rate Mortgage Loan Trust, 2.48%, 8/25/34	2,033
471,594	Structured Adjustable Rate Mortgage Loan Trust, 2.48%, 10/25/34	472
3,088,508	Structured Agency Credit Risk Debt Notes, 1.61%, 11/25/23	3,083
965,275	Structured Asset Mortgage Investments Inc., 2.02%, 10/19/34	794

Total Mortgage Backed (Cost - $64,040)		62,821

Municipal (1%)
2,350,000	Beaver County Industrial Development Authority, 3.38%, 1/01/35	2,398
1,790,000	Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 7/01/16	1,801

Total Municipal (Cost - $4,180)		4,199

NCUA Guaranteed (0%)
424,957	NCUA Guaranteed Notes Trust 2010-R1, 1.84%, 10/07/20 (Cost - $425)	429

U.S. Government Agency (0%)
400,000	FNMA, 1.13%, 3/28/18 (Cost - $400)	394

U.S. Treasury (25%)
30,000,000	U.S. Treasury Note, 0.25%, 12/15/15	29,974
23,250,000	U.S. Treasury Note, 0.25%, 4/15/16	23,173
28,665,000	U.S. Treasury Note, 0.25%, 5/15/16	28,548
17,395,000	U.S. Treasury Note, 0.38%, 3/15/16	17,394
41,465,000	U.S. Treasury Note, 0.50%, 6/15/16 (e)	41,504
37,286,000	U.S. Treasury Note, 0.63%, 7/15/16	37,404
76,190,000	U.S. Treasury Note, 0.75%, 1/15/17	76,348

Total U.S. Treasury (Cost - $253,953)		254,345

Purchased Put Options (0%)
875	2 Year Mid Curve Option, 98, 6/13/14	137
387	Euro 2 Year Mid Curve Option, 97.25, 9/12/14	87
194	U.S. Treasury 5 Year Futures Option, 118, 3/21/14	27

Total Purchased Put Options (Cost - $337)		251

Investment Company (6%)
52,746,837	Payden Cash Reserves Money Market Fund *	52,747

10

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

750,000	Payden Floating Rate Fund, Institutional Class *	$7,545

Total Investment Company (Cost - $60,247)		60,292

Total (Cost - $1,057,773) (105%)		1,061,178
Liabilities in excess of Other Assets (-5%)		(52,194)

Net Assets (100%)		$1,008,984

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $37,543 and the total market value of the collateral held by the Fund is $38,510. Amounts in 000s.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/16/2014	Brazilian Real (Sell 5,061)	Barclays	$ 12
2/10/2014	Euro (Sell 3,800)	Citibank	58
3/25/2014	Mexican Peso (Sell 150,970)	RBS	285

			$355

Liabilities:
2/10/2014	British Pound (Sell 7,130)	HSBC Securities	$(23)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
273	US Treasury 5 Yr Future	Apr-14	$(32,931)	$8

11	Payden Mutual Funds

Payden U.S. Government Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (1%)
1,454,491	United States Small Business Administration, 2.88%, 9/10/21 (Cost - $1,515)	$1,485

FDIC Guaranteed (5%)
621,359	FDIC Structured Sale Guaranteed Notes 144A, 0.87%, 12/29/45 (a)	624
2,934,894	FDIC Structured Sale Guaranteed Notes 144A, 0.89%, 12/04/20 (a)	2,963
1,547,965	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	1,603
1,546,862	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,561

Total FDIC Guaranteed (Cost - $6,658)		6,751

Mortgage Backed (71%)
1,167,328	FH 1B8336 ARM, 3.09%, 6/01/41	1,237
738,822	FH 1B8378 ARM, 3.20%, 7/01/41	773
1,932,663	FH 1Q0740 ARM, 2.38%, 3/01/39	2,057
1,379,602	FH 1Q1363 ARM, 2.53%, 2/01/36	1,467
981,830	FH 2B0639 ARM, 2.29%, 6/01/42	1,017
1,781,575	FH 2B0709 ARM, 2.10%, 8/01/42	1,832
1,809,616	FH 2B0721 ARM, 2.27%, 9/01/42	1,870
1,661,938	FH 2B0972 ARM, 2.00%, 11/01/42	1,699
1,570,062	FH 2B1286 ARM, 2.10%, 4/01/43	1,604
1,826,731	FH 2B1317 ARM, 2.00%, 4/01/43	1,863
522,613	FHLB, 2.60%, 4/20/15	534
748,768	FHLMC Structured Pass Through Securities, 3.61%, 2/27/15	751
392,950	FHR 3728 EH, 3.00%, 9/15/20	403
1,020,378	FHR 3997 PJ, 3.00%, 1/15/40	1,054
954,876	FHR 4030 CG, 2.50%, 4/15/27	974
891,166	FHR 4073 BE, 2.00%, 5/15/39	857
8,000,000	FN, 3.50%, 15YR TBA (b)	8,435
689,873	FN 468880 ARM, 0.72%, 8/01/21	693
691,523	FN 555936 ARM, 2.31%, 9/01/33	751
660,284	FN 784365 ARM, 1.93%, 5/01/34	701
700,131	FN 795816 ARM, 1.98%, 7/01/34	735
141,513	FN 838958 ARM, 2.26%, 8/01/35	151
2,112,502	FN 870542 ARM, 2.38%, 3/01/36	2,255
1,532,684	FN 890434 15YR, 3.00%, 7/01/27	1,584
2,612,193	FN AB7995 10YR, 2.50%, 2/01/23	2,696
872,016	FN AC0045 ARM, 2.02%, 10/01/38	922
1,756,655	FN AE0193 ARM, 3.68%, 7/01/40	1,872
1,345,154	FN AI4019 ARM, 3.43%, 7/01/41	1,422
2,211,220	FN AJ4109 ARM, 2.35%, 12/01/41	2,307
1,214,057	FN AJ8354 ARM, 2.51%, 1/01/42	1,271
942,157	FN AJ8557 ARM, 2.54%, 1/01/42	985
1,239,392	FN AK0013 ARM, 2.39%, 1/01/42	1,292
901,733	FN AK2233 ARM, 2.44%, 5/01/42	940
1,561,114	FN AL0407 30YR, 6.50%, 4/01/39	1,786
815,890	FN AL0502 ARM, 2.99%, 6/01/41	864
1,109,452	FN AL1193 30YR, 4.00%, 11/01/41	1,164
2,499,898	FN AL1869 15YR, 3.00%, 6/01/27	2,584
3,351,464	FN AL2095 15YR, 3.00%, 6/01/27	3,464
1,226,312	FN AL2187 ARM, 2.99%, 3/01/42	1,298
2,472,606	FN AL2221 15YR, 3.00%, 7/01/27	2,558
1,684,687	FN AO2280 ARM, 2.15%, 10/01/42	1,733
1,841,275	FN AO7975 15YR, 3.00%, 6/01/27	1,903
1,189,051	FN AP0619 ARM, 2.26%, 7/01/42	1,230

Principal or Shares	Security Description	Value (000)

1,730,448	FN AP4080 ARM, 2.23%, 9/01/42	$1,786
2,123,104	FN AP4746 15YR, 3.00%, 8/01/27	2,195
813,800	FN AP7869 ARM, 2.20%, 8/01/42	839
1,701,604	FN AQ4765 10YR, 2.50%, 11/01/22	1,756
1,475,194	FN AU6974 ARM, 2.75%, 11/01/43	1,528
3,000,000	FN-Aces, 2.32%, 11/25/18	3,065
592,181	FNR, 0.91%, 2/25/32	593
1,642,634	FNR 2011-127 UC, 2.50%, 6/25/39	1,666
960,459	FNR 2013-25 FN, 0.61%, 4/25/18	965
717,163	FNW 02-W6 2A, 6.97%, 6/25/42	834
176,055	FNW 04-W2 4A, 2.87%, 2/25/44	181
724,683	G2 3515 30YR, 5.50%, 2/20/34	814
1,767,693	G2 5301 15YR, 3.50%, 2/20/27	1,873
1,359,047	G2 778200 20YR, 4.00%, 2/20/32	1,410
940,936	G2 778203 20YR, 4.75%, 2/20/32	1,009
945,840	G2 82457 ARM, 2.00%, 1/20/40	978
1,196,301	GN 737791 30YR, 4.50%, 12/15/40	1,309
485,126	GNR 2004-11 F, 0.46%, 2/20/34	486
1,013,227	GNR 2008-32 PA, 4.00%, 8/16/37	1,085
995,750	GNR 2009-26 BA, 4.00%, 1/16/38	1,065
519,660	GNR 2011-60 GK, 2.00%, 9/20/34	525

Total Mortgage Backed (Cost - $93,935)		93,550

NCUA Guaranteed (14%)
1,789,725	NCUA Guaranteed Notes Trust 2010-A1, 0.51%, 12/07/20	1,792
1,500,000	NCUA Guaranteed Notes Trust 2010-C1, 2.90%, 10/29/20	1,567
1,216,543	NCUA Guaranteed Notes Trust 2010-R1, 0.61%, 10/07/20	1,224
469,559	NCUA Guaranteed Notes Trust 2010-R1, 1.84%, 10/07/20	474
5,040,791	NCUA Guaranteed Notes Trust 2010-R2, 0.53%, 11/06/17	5,053
2,767,404	NCUA Guaranteed Notes Trust 2010-R3, 0.72%, 12/08/20	2,797
1,524,418	NCUA Guaranteed Notes Trust 2011-R2, 0.56%, 2/06/20	1,532
2,685,592	NCUA Guaranteed Notes Trust 2011-R4, 0.54%, 3/06/20	2,693
908,010	NCUA Guaranteed Notes Trust 2011-R5, 0.54%, 4/06/20	910
455,249	NCUA Guaranteed Notes Trust 2011-R6, 0.54%, 5/07/20	456

Total NCUA Guaranteed (Cost - $18,383)		18,498

U.S. Treasury (2%)
2,000,000	U.S. Treasury Note/Bond, 0.63%, 11/30/17 (Cost - $1,965)	1,965

Purchased Put Options (0%)
175	2 YearMidCurveOption,98,6/13/14 (Cost - $27)	27

12

Payden U.S. Government Fund continued

Principal or Shares	Security Description	Value (000)

Investment Company (15%)
20,179,248	Payden Cash Reserves Money Market Fund * (Cost - $20,179)	$20,179

Total (Cost - $142,662) (108%)		142,455
Liabilities in excess of Other Assets (-8%)		(10,219)

Net Assets (100%)		$132,236

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

13	Payden Mutual Funds

Payden GNMA Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

FDIC Guaranteed (3%)
1,281,098	FDIC Structured Sale Guaranteed Notes 144A, 0.71%, 2/25/48 (a)	$1,283
1,677,670	FDIC Structured Sale Guaranteed Notes 144A, 0.87%, 12/29/45 (a)	1,684
4,952,633	FDIC Structured Sale Guaranteed Notes 144A, 0.89%, 12/04/20 (a)	5,000

Total FDIC Guaranteed (Cost - $7,922)		7,967

Mortgage Backed (150%)
1,030,534	FH 1B4282 ARM, 2.39%, 10/01/38	1,098
1,826,422	FH 1J1279 ARM, 2.34%, 4/01/36	1,955
3,561,184	FH 1Q0062 ARM, 1.94%, 11/01/35	3,804
1,696,235	FH 847228 ARM, 2.65%, 1/01/34	1,813
35,000,000	FN, 3.00%, 30YR TBA (b)	34,038
38,000,000	FN, 3.50%, 30YR TBA (b)	38,564
1,582,557	FN 832100 ARM, 2.42%, 7/01/35	1,694
2,674,640	FN AK0419 ARM, 2.37%, 12/01/27	2,868
46,698	FNR 1998-12 A, 3.79%, 2/25/18	49
1,524,914	FNR 2007-95 A1, 0.41%, 8/27/36	1,528
3,515,029	FNW 04-W2 4A, 2.87%, 2/25/44	3,609
18,000,000	G2, 3.00%, 30YR TBA (b)	17,845
33,500,000	G2, 3.50%, 30YR TBA (b)	34,515
12,000,000	G2, 4.00%, 30YR TBA (b)	12,726
25,620,000	G2, 4.50%, 30YR TBA (b)	27,814
138,239	G2 3133 30YR, 6.50%, 9/20/31	162
1,708,891	G2 3415 30YR, 5.50%, 7/20/33	1,900
1,196,827	G2 3515 30YR, 5.50%, 2/20/34	1,345
1,704,479	G2 3584 30YR, 6.00%, 7/20/34	1,950
1,302,694	G2 3599 30YR, 6.50%, 8/20/34	1,498
1,358,502	G2 3711 30YR, 5.50%, 5/20/35	1,515
1,857,290	G2 3747 30YR, 5.00%, 8/20/35	2,049
1,144,731	G2 3772 30YR, 5.00%, 10/20/35	1,263
1,797,506	G2 3785 30YR, 5.00%, 11/20/35	1,983
3,713,610	G2 3819 30YR, 5.50%, 2/20/36	4,116
498,741	G2 3891 30YR, 6.50%, 8/20/36	564
2,666,240	G2 4802 30YR, 5.00%, 9/20/40	2,947
1,567,400	G2 4978 30YR, 4.50%, 3/20/41	1,708
4,573,148	G2 5083 30YR, 5.00%, 6/20/41	5,020
1,767,693	G2 5301 15YR, 3.50%, 2/20/27	1,873
2,180,757	G2 701705 30YR, 5.00%, 2/20/39	2,345
2,391,381	G2 713314 30YR, 6.00%, 3/20/39	2,618
806,362	G2 728869 30YR, 4.13%, 4/20/40	857
742,876	G2 728870 30YR, 4.63%, 4/20/40	810
708,508	G2 736498 30YR, 4.13%, 4/20/40	753
650,332	G2 736499 30YR, 4.63%, 4/20/40	709
620,050	G2 742040 30YR, 4.13%, 5/20/40	659
608,212	G2 742041 30YR, 4.63%, 6/20/40	663
5,535,626	G2 757211 30YR, 4.50%, 12/20/40	6,055
967,084	G2 770239 30YR, 4.00%, 2/20/42	1,019
167,510	G2 80011 ARM, 1.63%, 11/20/26	174
568,332	G2 80013 ARM, 2.00%, 11/20/26	591
223,341	G2 80022 ARM, 1.63%, 12/20/26	232
171,798	G2 80023 ARM, 1.63%, 12/20/26	179
498,273	G2 80029 ARM, 1.63%, 1/20/27	520
1,060,851	G2 80044 ARM, 1.63%, 2/20/27	1,106
1,511,130	G2 80052 ARM, 1.63%, 3/20/27	1,576
214,356	G2 8006 ARM, 1.63%, 7/20/22	223
2,861,215	G2 80074 ARM, 1.63%, 5/20/27	2,971
432,525	G2 80134 ARM, 1.63%, 11/20/27	450
188,242	G2 80272 ARM, 1.63%, 4/20/29	195

Principal or Shares	Security Description	Value (000)

152,604	G2 80311 ARM, 1.63%, 8/20/29	$159
3,005,125	G2 80319 ARM, 1.63%, 9/20/29	3,132
98,709	G2 80346 ARM, 1.63%, 11/20/29	103
838,011	G2 8041 ARM, 1.63%, 8/20/22	873
189,577	G2 80424 ARM, 1.63%, 7/20/30	198
390,858	G2 80428 ARM, 2.00%, 7/20/30	407
200,572	G2 80507 ARM, 1.63%, 4/20/31	208
955,902	G2 80541 ARM, 1.63%, 9/20/31	996
666,182	G2 80556 ARM, 1.63%, 11/20/31	692
736,510	G2 80569 ARM, 1.63%, 1/20/32	768
420,035	G2 80570 ARM, 1.63%, 1/20/32	438
170,554	G2 80579 ARM, 1.63%, 2/20/32	178
226,182	G2 80612 ARM, 1.63%, 6/20/32	235
504,180	G2 8062 ARM, 1.63%, 10/20/22	524
2,322,149	G2 80637 ARM, 1.63%, 9/20/32	2,420
7,030,684	G2 80749 ARM, 1.63%, 10/20/33	7,313
651,561	G2 80780 ARM, 2.13%, 12/20/33	679
202,118	G2 80791 ARM, 2.63%, 12/20/33	212
5,174,294	G2 80795 ARM, 1.63%, 12/20/33	5,382
2,044,298	G2 80826 ARM, 1.63%, 2/20/34	2,137
3,124,829	G2 80835 ARM, 1.63%, 2/20/34	3,259
603,820	G2 80837 ARM, 1.63%, 2/20/34	630
571,833	G2 81018 ARM, 1.63%, 8/20/34	596
120,831	G2 81019 ARM, 2.13%, 8/20/34	126
33,261	G2 81044 ARM, 1.63%, 8/20/34	35
927,987	G2 81166 ARM, 1.63%, 12/20/34	965
118,770	G2 8121 ARM, 1.63%, 1/20/23	124
2,292,876	G2 81214 ARM, 1.63%, 1/20/35	2,391
854,202	G2 81220 ARM, 1.63%, 1/20/35	891
759,007	G2 81278 ARM, 1.63%, 3/20/35	792
144,803	G2 81402 ARM, 2.13%, 7/20/35	151
36,397	G2 81405 ARM, 2.13%, 7/20/35	38
551,729	G2 81807 ARM, 1.63%, 12/20/36	574
467,010	G2 81938 ARM, 1.63%, 7/20/37	487
449,738	G2 8198 ARM, 1.63%, 5/20/23	459
5,909,391	G2 82074 ARM, 1.63%, 5/20/38	6,136
3,502,940	G2 82107 ARM, 1.63%, 7/20/38	3,651
517,054	G2 82151 ARM, 1.63%, 9/20/38	539
157,388	G2 82245 ARM, 3.00%, 12/20/38	165
171,085	G2 8228 ARM, 1.63%, 7/20/23	178
5,973,724	G2 82457 ARM, 2.00%, 1/20/40	6,179
3,733,577	G2 82463 ARM, 3.75%, 1/20/40	3,964
1,786,580	G2 82606 ARM, 4.00%, 8/20/40	1,897
141,861	G2 8301 ARM, 1.63%, 10/20/23	147
2,666,904	G2 8302 ARM, 1.63%, 10/20/23	2,773
2,091,719	G2 83031 ARM, 2.50%, 1/20/42	2,160
1,636,026	G2 83048 ARM, 3.00%, 2/20/42	1,712
170,527	G2 8339 ARM, 1.63%, 12/20/23	177
430,718	G2 8358 ARM, 1.63%, 1/20/24	449
321,192	G2 8359 ARM, 1.63%, 1/20/24	334
311,071	G2 8371 ARM, 1.63%, 2/20/24	324
155,782	G2 8373 ARM, 1.63%, 2/20/24	162
517,519	G2 8387 ARM, 1.63%, 3/20/24	540
500,478	G2 8398 ARM, 1.63%, 4/20/24	520
463,709	G2 8399 ARM, 1.63%, 4/20/24	481
264,160	G2 8421 ARM, 1.63%, 5/20/24	274
434,898	G2 849350 ARM, 1.63%, 12/20/25	452
632,411	G2 849351 ARM, 1.63%, 11/20/25	658
1,463,847	G2 8547 ARM, 2.00%, 11/20/24	1,523
123,208	G2 8580 ARM, 2.00%, 1/20/25	128

14

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

184,385	G2 8595 ARM, 2.00%, 2/20/25	$192
352,441	G2 8781 ARM, 1.63%, 1/20/26	368
326,081	G2 8814 ARM, 1.63%, 2/20/26	340
134,576	G2 8815 ARM, 1.63%, 2/20/26	140
89,164	G2 8855 ARM, 2.00%, 10/20/21	93
106,615	G2 8867 ARM, 1.63%, 11/20/21	111
813,238	G2 8968 ARM, 1.63%, 9/20/26	847
188,621	G2 8989 ARM, 1.63%, 10/20/26	196
1,804,782	G2 8991 ARM, 1.63%, 10/20/26	1,877
23,000,000	GN, 4.00%, 30YR TBA (b)	24,385
9,871,084	GN 367090 30YR, 4.50%, 7/15/41	10,881
11,378,894	GN 367092 30YR, 4.50%, 7/15/41	12,417
3,683,041	GN 455989 15YR, 5.00%, 7/15/26	4,080
339,899	GN 524825 30YR, 5.47%, 10/15/29	374
110,045	GN 524869 30YR, 5.47%, 1/15/30	121
275,043	GN 524925 30YR, 5.47%, 2/15/30	303
163,138	GN 524968 30YR, 5.47%, 3/15/30	179
163,916	GN 524996 30YR, 5.47%, 5/15/30	180
156,758	GN 525015 30YR, 5.47%, 6/15/30	172
112,927	GN 525033 30YR, 5.47%, 7/15/30	124
48,502	GN 546392 30YR, 5.47%, 2/15/31	53
596,900	GN 558954 20YR, 5.25%, 5/15/29	641
1,313,065	GN 558956 30YR, 4.50%, 6/15/29	1,410
201,065	GN 596009 30YR, 5.75%, 7/15/32	223
88,059	GN 596023 30YR, 5.75%, 7/15/32	98
122,504	GN 596035 30YR, 5.75%, 8/15/32	136
276,161	GN 596054 30YR, 5.75%, 8/15/32	306
159,847	GN 596071 30YR, 5.75%, 8/15/32	177
165,946	GN 596072 30YR, 5.75%, 7/15/32	184
421,717	GN 596090 30YR, 5.75%, 8/15/32	467
339,075	GN 596135 30YR, 5.75%, 8/15/32	376
150,667	GN 596166 30YR, 5.75%, 8/15/32	167
233,969	GN 596178 30YR, 5.75%, 9/15/32	259
192,997	GN 596197 30YR, 5.75%, 8/15/32	214
228,390	GN 596225 30YR, 5.75%, 9/15/32	253
42,860	GN 596230 30YR, 5.75%, 8/15/32	48
35,055	GN 596231 30YR, 5.75%, 9/15/32	39
192,736	GN 596237 30YR, 5.75%, 9/15/32	214
44,945	GN 596312 30YR, 5.75%, 9/15/32	50
66,572	GN 596313 30YR, 5.75%, 9/15/32	74
151,596	GN 596396 30YR, 5.75%, 9/15/32	168
322,286	GN 601699 30YR, 5.70%, 12/15/32	357
533,989	GN 601738 30YR, 5.25%, 1/15/33	588
418,886	GN 601772 30YR, 5.25%, 1/15/33	461
302,319	GN 601774 30YR, 5.25%, 1/15/33	333
172,232	GN 601775 30YR, 5.70%, 1/15/33	192
194,677	GN 601786 30YR, 5.25%, 2/15/33	214
242,207	GN 601791 30YR, 5.25%, 2/15/33	267
338,927	GN 601810 30YR, 5.25%, 2/15/33	373
273,069	GN 601845 30YR, 5.25%, 2/15/33	300
213,215	GN 601858 30YR, 5.70%, 2/15/33	236
86,857	GN 601871 30YR, 5.75%, 12/15/32	96
1,287,812	GN 601872 30YR, 5.25%, 3/15/33	1,428
31,972	GN 601912 30YR, 5.25%, 3/15/33	35
404,494	GN 601937 30YR, 5.25%, 3/15/33	445
167,354	GN 602002 30YR, 5.25%, 3/15/33	184
197,623	GN 602043 30YR, 5.25%, 4/15/33	217
780,483	GN 605099 30YR, 5.50%, 3/15/34	886
160,493	GN 613272 30YR, 5.25%, 5/15/33	177
99,542	GN 613354 30YR, 5.45%, 7/15/33	110

Principal or Shares	Security Description	Value (000)

119,458	GN 613355 30YR, 5.70%, 4/15/33	$132
65,959	GN 613379 30YR, 5.45%, 7/15/33	73
2,091,706	GN 616826 30YR, 5.50%, 1/15/35	2,377
1,464,604	GN 629903 35YR, 5.80%, 6/15/42	1,521
6,681,176	GN 630057 30YR, 5.13%, 4/15/48	7,105
3,387,982	GN 673234 30YR, 6.00%, 11/15/38	3,769
963,568	GN 677318 30YR, 6.00%, 9/15/38	1,073
1,529,514	GN 697066 30YR, 5.00%, 3/15/39	1,655
6,034,743	GN 701943 30YR, 5.00%, 6/15/39	6,776
4,124,261	GN 704439 30YR, 4.50%, 3/15/39	4,481
5,080,173	GN 710868 30YR, 5.50%, 9/15/39	5,644
1,820,365	GN 713930 30YR, 5.00%, 10/15/39	1,973
744,237	GN 728159 20YR, 5.25%, 11/15/29	801
7,979,691	GN 734089 30YR, 4.00%, 12/15/40	8,484
1,613,394	GN 743362 30YR, 4.75%, 6/15/40	1,756
112,204	GN 743363 30YR, 4.25%, 5/15/40	119
189,660	GN 743502 30YR, 4.25%, 6/15/40	202
523,560	GN 743503 30YR, 4.75%, 6/15/40	570
494,538	GN 743611 30YR, 4.75%, 6/15/40	538
9,682,205	GN 745187 30YR, 4.50%, 7/15/40	10,591
200,019	GN 747368 30YR, 4.75%, 7/15/40	218
281,428	GN 747491 30YR, 4.75%, 7/15/40	306
64,571	GN 747610 30YR, 4.75%, 8/15/40	70
67,643	GN 747740 30YR, 4.25%, 9/15/40	72
365,195	GN 747741 30YR, 4.75%, 9/15/40	397
1,120,338	GN 761040 30YR, 4.25%, 3/15/41	1,191
973,243	GN 762726 30YR, 4.25%, 3/15/41	1,035
977,306	GN 763012 30YR, 4.25%, 4/15/41	1,039
1,237,253	GN 763216 30YR, 4.25%, 4/15/41	1,315
74,703	GN 768576 30YR, 4.25%, 4/15/41	79
263,304	GN 768721 30YR, 4.25%, 4/15/41	280
314,197	GN 768886 30YR, 4.25%, 6/15/41	334
744,871	GN 781636 30YR, 5.50%, 7/15/33	845
903,778	GN 781810 30YR, 5.50%, 10/15/34	1,006
2,818,954	GN 782835 30YR, 6.00%, 12/15/39	3,137
3,056,602	GN 782858 30YR, 6.00%, 11/15/39	3,402
2,124,503	GNR 1998-2 FA, 0.67%, 1/16/28	2,151
569,788	GNR 1999-18 FA, 0.46%, 5/16/29	574
515,745	GNR 1999-37 FJ, 0.71%, 10/16/29	521
314,048	GNR 1999-40 FE, 0.72%, 11/16/29	316
491,259	GNR 1999-40 FK, 0.71%, 11/16/29	496
353,614	GNR 1999-45 FC, 0.57%, 12/16/29	355
424,337	GNR 1999-45 FH, 0.61%, 12/16/29	426
369,337	GNR 2000-22 FG, 0.37%, 5/16/30	370
547,253	GNR 2000-9 FG, 0.76%, 2/16/30	554
352,813	GNR 2000-9 FH, 0.67%, 2/16/30	356
438,663	GNR 2001-19 F, 0.66%, 5/16/31	443
70,321	GNR 2001-21 FN, 0.36%, 8/16/22	71
1,971,213	GNR 2001-22 FG, 0.52%, 5/16/31	1,988
175,307	GNR 2001-26 F, 0.51%, 5/16/31	177
827,615	GNR 2001-31 FA, 0.41%, 6/16/31	833
753,411	GNR 2001-35 FA, 0.41%, 8/16/31	759
491,510	GNR 2001-46 FA, 0.58%, 9/16/31	496
2,496,509	GNR 2001-47 FA, 0.57%, 9/16/31	2,520
935,005	GNR 2001-59 FA, 0.56%, 11/16/24	945
299,043	GNR 2001-64 F, 0.51%, 11/20/31	300
429,740	GNR 2001-65 FV, 0.56%, 2/20/29	434
509,652	GNR 2002-11 FJ, 0.66%, 2/20/32	515
522,221	GNR 2002-13 FA, 0.66%, 2/16/32	527
227,059	GNR 2002-24 FA, 0.66%, 4/16/32	229

15	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

197,705	GNR 2002-4 FY, 0.61%, 1/16/32	$200
275,537	GNR 2002-41 HF, 0.56%, 6/16/32	278
1,387,957	GNR 2002-48 FG, 0.46%, 12/16/30	1,399
1,024,342	GNR 2002-48 FT, 0.36%, 12/16/26	1,028
1,368,809	GNR 2002-5 FP, 0.71%, 1/16/32	1,384
983,970	GNR 2002-72 FA, 0.56%, 10/20/32	991
452,626	GNR 2002-72 FB, 0.57%, 10/20/32	457
990,629	GNR 2002-72 FE, 0.56%, 10/20/32	1,000
1,665,719	GNR 2002-76 F, 0.37%, 1/16/31	1,671
231,926	GNR 2002-76 FY, 0.46%, 12/16/26	234
160,454	GNR 2002-79 FB, 0.41%, 11/16/32	161
2,699,193	GNR 2003-35 CF, 0.47%, 3/16/33	2,725
618,053	GNR 2003-69 FD, 0.61%, 2/16/29	623
1,722,872	GNR 2003-71 FC, 0.67%, 7/20/33	1,738
2,536,625	GNR 2003-94 FB, 0.47%, 12/16/30	2,553
519,150	GNR 2004-49 F, 0.56%, 11/20/30	519
3,991,534	GNR 2004-56 F, 0.57%, 6/20/33	4,032
2,082,420	GNR 2004-59 FH, 0.41%, 8/16/34	2,095
836,519	GNR 2004-73 JM, 0.00%, 9/16/34	816
470,619	GNR 2005-6 FC, 0.36%, 3/20/33	471
675,348	GNR 2006-47 FA, 0.36%, 8/16/36	675
331,146	GNR 2006-62 FB, 0.33%, 11/20/36	332
823,044	GNR 2006-64 PO, 0.00%, 4/16/34	799
292,969	GNR 2007-59 FJ, 0.46%, 7/20/37	295
1,588,049	GNR 2007-76 FB, 0.66%, 11/20/37	1,599
4,245,014	GNR 2008-15 CF, 0.68%, 2/20/38	4,278
1,005,092	GNR 2008-2 FH, 0.61%, 1/20/38	1,011
1,239,905	GNR 2008-67 UF, 0.61%, 6/20/38	1,252
2,393,003	GNR 2009-87 FB, 0.81%, 9/20/39	2,415
16,874,342	GNR 2010-132 IO, 1.43%, 11/16/52	1,149
8,336,682	GNR 2010-42 CO, 0.00%, 6/16/39	7,086
18,556,895	GNR 2010-71 IO, 0.83%, 3/16/52	670

Total Mortgage Backed (Cost - $515,212)		519,107

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
4,255,555	Payden Cash Reserves Money Market Fund * (Cost - $4,256)	$4,256

Total (Cost - $527,390) (154%)		531,330
Liabilities in excess of Other Assets (-54%)		(185,813)

Net Assets (100%)		$345,517

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
100	U.S. Treasury 10 Year Note Future	Mar-14	$(12,575)	$(141)
400	U.S. Treasury 2 Year Futures Option	Apr-14	(44,041)	(82)

				$(223)

16

Payden Core Bond Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (4%)
6,020,000	Babson CLO Ltd. 144A, 1.34%, 4/20/25 (a)	$5,913
113,629	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.82%, 11/25/32	108
6,665,000	Dryden XXII Senior Loan Fund 144A,
	1.34%, 8/15/25 (a)	6,540
2,918,901	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	3,300
82,877	Landmark Mortgage Securities PLC,
	0.75%, 6/17/38 GBP (b)	131
1,900,000	SLM Student Loan Trust, 0.58%, 7/26/21	1,901
6,395,000	Tyron Park CLO Ltd. 144A, 1.36%, 7/15/25 (a)	6,284

Total Asset Backed (Cost - $24,090)		24,177

Corporate Bond (55%)
1,200,000	Abu Dhabi National Energy Co. 144A,
	4.13%, 3/13/17 (a)	1,273
940,000	Air Canada 2013-1 Class A Pass Through Trust 144A, 4.13%, 5/15/25 (a)	916
1,995,000	Air Lease Corp., 5.63%, 4/01/17 (c)	2,192
1,000,000	Ally Financial Inc., 3.50%, 1/27/19	989
1,020,000	American International Group Inc.,
	3.00%, 3/20/15	1,048
1,420,000	American Tower Corp., 3.50%, 1/31/23 (c)	1,347
1,685,000	ANZ New Zealand International Ltd./London 144A, 1.13%, 3/24/16 (a)	1,692
1,415,000	Appalachian Power Co., 6.70%, 8/15/37	1,734
1,690,000	AT&T Inc., 0.62%, 2/12/16	1,690
2,310,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	2,419
675,000	Banco de Credito e Inversiones 144A,
	4.00%, 2/11/23 (a)(c)	632
4,580,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	4,557
1,550,000	Banco del Estado de Chile 144A,
	4.13%, 10/07/20 (a)	1,584
4,220,000	Bank of America Corp., 4.13%, 1/22/24 (c)	4,270
1,400,000	Banque Federative du Credit Mutuel SA 144A, 2.50%, 10/29/18 (a)	1,389
1,340,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	1,512
1,620,000	Barrick Gold Corp., 6.95%, 4/01/19	1,893
1,935,000	BB&T Corp., 4.90%, 6/30/17	2,117
1,353,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	1,351
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17 (c)	4,377
3,100,000	BioMed Realty LP, 3.85%, 4/15/16	3,241
3,035,000	Blackstone Holdings Finance Co. LLC 144A, 5.88%, 3/15/21 (a)	3,456
2,000,000	BNP Paribas SA, 0.83%, 12/12/16	2,008
1,950,000	BPCE SA 144A, 5.15%, 7/21/24 (a)	1,920
1,705,000	BPCE SA 144A, 5.70%, 10/22/23 (a)	1,764
3,050,000	Buckeye Partners LP, 5.85%, 11/15/43	3,128
1,000,000	Bumble Bee Holdings Inc. 144A,
	9.00%, 12/15/17 (a)(c)	1,095
1,000,000	Cablevision Systems Corp., 7.75%, 4/15/18	1,126
1,555,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	1,605
1,270,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,310
1,465,000	CC Holdings GS V LLC, 3.85%, 4/15/23 (c)	1,413

Principal or Shares	Security Description	Value (000)

885,000	Cenovus Energy Inc., 6.75%, 11/15/39	$1,089
2,901,000	Chubb Corp., 6.38%, 3/29/67	3,213
1,000,000	Cincinnati Bell Inc., 8.38%, 10/15/20	1,086
785,000	Citigroup Inc., 1.25%, 1/15/16 (c)	789
525,000	Citigroup Inc., 1.94%, 5/15/18	545
1,860,000	CNPC General Capital Ltd. 144A, 1.45%, 4/16/16 (a)	1,866
3,780,000	Colombia Telecomunicaciones SA ESP 144A, 5.38%, 9/27/22 (a)	3,544
550,000	Commonwealth Bank of Australia 144A,
	0.97%, 3/17/14 (a)	551
1,000,000	CONSOL Energy Inc., 8.25%, 4/01/20	1,089
2,265,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.75%, 12/01/43	2,389
3,790,000	Credit Agricole SA/London 144A,
	1.40%, 4/15/16 (a)	3,838
1,000,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.75%, 4/01/19	1,091
1,372,782	CVS Pass-Through Trust 144A,
	5.79%, 1/10/26 (a)	1,531
2,510,000	Daimler Finance North America LLC 144A,
	0.86%, 3/28/14 (a)	2,512
1,600,000	Daimler Finance North America LLC 144A,
	0.92%, 8/01/16 (a)	1,610
1,770,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	2,254
1,000,000	Denbury Resources Inc., 8.25%, 2/15/20	1,100
3,967,000	Digital Realty Trust LP, 5.88%, 2/01/20 (c)	4,368
2,745,000	Dignity Health, 3.13%, 11/01/22	2,533
1,155,000	Dignity Health, 4.50%, 11/01/42	997
2,192,000	Dow Chemical Co., 9.40%, 5/15/39	3,410
1,270,000	Ecopetrol SA, 7.63%, 7/23/19	1,492
2,070,000	Electricite de France SA 144A,
	5.25%, 1/29/49 (a)	2,004
1,050,000	Elizabeth Arden Inc., 7.38%, 3/15/21	1,123
1,760,000	Embraer Overseas Ltd., 6.38%, 1/15/20	1,954
1,280,000	Encana Corp., 6.50%, 8/15/34	1,448
3,915,000	Energy Transfer Partners LP, 4.15%, 10/01/20	4,029
1,015,000	Exelon Generation Co. LLC, 6.20%, 10/01/17 (c)	1,149
3,160,000	Express Scripts Holding Co., 2.75%, 11/21/14	3,217
1,500,000	Farmers Exchange Capital II 144A,
	6.15%, 11/01/53 (a)	1,584
1,000,000	First Data Corp. 144A, 7.38%, 6/15/19 (a)	1,070
3,700,000	FirstEnergy Corp., 2.75%, 3/15/18	3,713
1,860,000	Ford Motor Co., 7.45%, 7/16/31 (c)	2,344
2,385,000	Ford Motor Credit Co. LLC, 1.49%, 5/09/16	2,425
2,380,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17 (c)	2,476
2,050,000	Gazprom OAO Via Gaz Capital SA 144A,
	3.85%, 2/06/20 (a)	1,958
1,320,000	Gazprom OAO Via Gaz Capital SA,
	6.51%, 3/07/22 (d)	1,399
458,000	General Electric Capital Corp., 5.88%, 1/14/38	530
1,900,000	General Electric Capital Corp.,
	6.25%, 12/29/49 (c)	1,989
4,050,000	General Electric Capital Corp.,
	6.38%, 11/15/67 (c)	4,409
6,715,000	Glencore Funding LLC 144A, 1.40%, 5/27/16 (a)	6,699
1,510,000	Goldcorp Inc., 2.13%, 3/15/18	1,496

17	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,505,000	Goldman Sachs Group Inc., 1.44%, 4/30/18	$1,523
5,955,000	Goldman Sachs Group Inc., 1.84%, 11/29/23	6,044
5,040,000	Health Care REIT Inc., 4.13%, 4/01/19	5,368
3,060,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	3,285
1,000,000	Hertz Corp., 6.75%, 4/15/19	1,069
1,755,000	Hewlett-Packard Co., 1.18%, 1/14/19	1,756
3,115,000	HSBC USA Inc., 5.00%, 9/27/20 (c)	3,389
1,000,000	Huntsman International LLC, 8.63%, 3/15/20	1,106
1,940,000	Hutchison Whampoa International 12 II Ltd.
	144A, 3.25%, 11/08/22 (a)	1,811
2,675,000	Imperial Tobacco Finance PLC 144A,
	2.05%, 2/11/18 (a)	2,663
1,000,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	1,106
2,830,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	2,879
1,030,000	Interactive Data Corp., 10.25%, 8/01/18	1,138
2,050,000	Inter-American Development Bank,
	3.88%, 9/17/19 (c)	2,265
1,680,000	International Lease Finance Corp.,
	2.19%, 6/15/16	1,697
1,000,000	Iron Mountain Inc., 7.75%, 10/01/19	1,115
3,180,000	JPMorgan Chase & Co., 1.14%, 1/25/18	3,221
855,000	JPMorgan Chase Bank NA, 0.57%, 6/13/16	850
2,350,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,327
3,735,000	Kennametal Inc., 2.65%, 11/01/19	3,693
3,450,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	3,531
2,085,000	Kroger Co., 6.40%, 8/15/17	2,402
770,000	Kroger Co., 7.50%, 4/01/31	974
1,000,000	Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	1,065
4,075,000	Lukoil International Finance BV 144A,
	3.42%, 4/24/18 (a)(c)	4,055
2,890,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	2,929
1,666,000	Macy’s Retail Holdings Inc., 5.90%, 12/01/16 (c)	1,869
771,000	Macy’s Retail Holdings Inc., 7.45%, 7/15/17	902
1,560,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	1,723
1,330,000	MDC Holdings Inc., 6.00%, 1/15/43	1,177
1,630,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	1,946
1,525,000	MetLife Inc., 6.40%, 12/15/36	1,586
317,000	MetLife Inc., 10.75%, 8/01/39	471
1,480,000	MetLife Institutional Funding II 144A,
	1.14%, 4/04/14 (a)	1,482
1,000,000	MetroPCS Wireless Inc. 144A,
	6.25%, 4/01/21 (a)	1,042
1,440,000	Morgan Stanley, 1.09%, 1/24/19	1,432
295,000	Morgan Stanley, 1.49%, 2/25/16 (c)	299
730,000	Morgan Stanley, 3.80%, 4/29/16 (c)	772
2,805,000	Murphy Oil Corp., 2.50%, 12/01/17 (c)	2,877
3,160,000	National Australia Bank Ltd. 144A,
	1.19%, 7/25/14 (a)	3,176
1,000,000	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 3/15/18	1,045
1,380,000	Noble Holding International Ltd.,
	3.45%, 8/01/15	1,429
3,520,000	North Shore Long Island Jewish Health Care
	Inc., 6.15%, 11/01/43	4,002
1,000,000	Novelis Inc./GA, 8.75%, 12/15/20	1,115

Principal or Shares	Security Description	Value (000)

1,000,000	Peabody Energy Corp., 6.00%, 11/15/18	$1,070
2,425,000	Perrigo Co. PLC 144A, 4.00%, 11/15/23 (a)	2,455
3,010,000	Petrobras International Finance Co.,
	5.38%, 1/27/21	2,987
1,960,000	Petroleos Mexicanos 144A, 4.88%, 1/18/24 (a)(c)	1,956
1,505,000	Pfizer Inc., 7.20%, 3/15/39	2,093
3,060,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20 (c)	3,370
2,335,000	Prudential Financial Inc., 5.63%, 6/15/43 (c)	2,347
3,800,000	RBS Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (a)	3,801
1,000,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 2/15/21	1,079
1,000,000	Sabre Inc. 144A, 8.50%, 5/15/19 (a)	1,106
1,000,000	SandRidge Energy Inc., 8.75%, 1/15/20 (c)	1,085
4,185,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	3,683
4,030,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (a)	3,947
2,010,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	2,071
1,370,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (a)	1,426
1,000,000	Sprint Capital Corp., 6.90%, 5/01/19	1,085
2,745,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)	2,583
2,400,000	SunTrust Bank/Atlanta GA, 0.53%, 2/15/17	2,398
2,675,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	3,445
2,520,000	Teva Pharmaceutical Finance III BV,
	0.75%, 3/21/14	2,522
1,405,000	Textron Inc., 4.30%, 3/01/24	1,419
2,970,000	Transatlantic Holdings Inc., 8.00%, 11/30/39 (c)	3,830
2,295,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	2,219
1,330,000	Vale Overseas Ltd., 6.25%, 1/23/17	1,482
1,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/01/20 (a)	1,082
1,335,000	Valero Energy Corp., 6.63%, 6/15/37	1,572
3,960,000	Verizon Communications Inc., 6.40%, 9/15/33 (c)	4,654
1,330,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18 (d)	1,531
2,953,000	Vornado Realty LP, 4.25%, 4/01/15	3,035
1,070,000	Wells Fargo Capital X, 5.95%, 12/15/36	1,063
2,405,000	Wesfarmers Ltd. 144A, 1.87%, 3/20/18 (a)	2,385
2,328,000	Westvaco Corp., 7.95%, 2/15/31	2,820
1,860,000	Williams Companies Inc., 3.70%, 1/15/23 (c)	1,676
3,305,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	3,357
1,745,000	Yum! Brands Inc., 6.88%, 11/15/37	2,082

Total Corporate Bond (Cost - $318,102)		323,283

Mortgage Backed (30%)
445,760	Bear Stearns ARM Trust 2005-10,
	2.66%, 10/25/35	454
13,452	Bear Sterns ARM Trust 2003-1, 2.75%, 4/25/33	14
2,100,000	Connecticut Avenue Securities, 1.76%, 1/25/24	2,100
1,059,409	Connecticut Avenue Securities Series,
	2.16%, 10/25/23	1,069
1,290,000	Del Coronado Trust 144A, 0.96%, 3/15/26 (a)	1,285

18

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

5,620,000	Fannie Mae-Aces, 2.32%, 11/25/18	$5,742
8,335,174	FG Q12837 30YR, 3.00%, 11/01/42	8,112
8,820,000	FN, 3.00%, 30YR TBA (e)	8,577
1,600,000	FN, 3.00%, 15YR TBA (e)	1,652
14,370,000	FN, 4.00%, 30YR TBA (e)	15,057
7,140,000	FN, 4.50%, 30YR TBA (e)	7,662
5,268,358	FN 254766 30YR, 5.00%, 6/01/33	5,784
3,450,929	FN 725423 30YR, 5.50%, 5/01/34	3,814
2,871,317	FN 725424 30YR, 5.50%, 4/01/34	3,173
5,121,142	FN 745418 30YR, 5.50%, 4/01/36	5,647
3,335,312	FN 995203 30YR, 5.00%, 7/01/35	3,654
3,317,543	FN AB6385 30YR, 3.00%, 10/01/42	3,230
2,182,134	FN AE0138 30YR, 4.50%, 3/01/40	2,353
4,163,046	FN AJ7689 30YR, 4.00%, 12/01/41	4,372
8,555,215	FN AL2221 15YR, 3.00%, 7/01/27	8,849
6,177,188	FN AL2521 30YR, 3.50%, 9/01/42	6,285
555,695	FN AL2605 15YR, 3.00%, 6/01/27	575
4,502,755	FN AO7975 15YR, 3.00%, 6/01/27	4,655
1,492,559	FNW 04-W2 4A, 2.87%, 2/25/44	1,532
1,564,589	G2 5140 30YR, 4.50%, 8/20/41	1,705
2,007,171	G2 5175 30YR, 4.50%, 9/20/41	2,182
4,384,028	G2 5259 30YR, 4.00%, 12/20/41	4,655
2,359,494	GN 711522 30YR, 4.50%, 7/15/40	2,588
5,799,469	GN 734089 30YR, 4.00%, 12/15/40	6,166
4,633,627	GN 745187 30YR, 4.50%, 7/15/40	5,069
9,102,456	GN AA5452 30YR, 3.50%, 7/15/42	9,396
300,000	Granite Master Issuer PLC, 1.02%, 12/17/54	280
184,146	Harborview Mortgage Loan Trust,
	2.75%, 1/19/35	182
1,490,000	Hilton USA Trust 2013-HLF 144A,
	1.17%, 11/05/30 (a)	1,490
1,720,000	Hilton USA Trust 2013-HLT 144A,
	2.66%, 11/05/30 (a)	1,733
565,161	JP Morgan Mortgage Trust, 6.00%, 7/25/36	545
7,685,292	JP Morgan Mortgage Trust 2013-1 144A,
	2.50%, 3/25/43 (a)	7,460
52,069	Morgan Stanley Mortgage Loan Trust,
	2.08%, 7/25/34	52
191,300	Morgan Stanley Mortgage Loan Trust 2005-7, 5.50%, 11/25/35	193
761,080	Motel 6 Trust 144A, 1.50%, 10/05/25 (a)	759
860,662	Prime Mortgage Trust, 5.00%, 10/25/35	863
2,548,276	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	2,215
110,003	Sequoia Mortgage Trust, 0.96%, 10/20/27	108
6,568,121	Sequoia Mortgage Trust 144A,
	3.00%, 5/25/43 (a)	6,124
3,465,812	Sequoia Mortgage Trust, 3.50%, 9/25/42	3,515
1,300,000	Springleaf Mortgage Loan Trust 144A,
	5.58%, 6/25/58 (a)	1,297
1,953,169	Structured Agency Credit Risk Debt Notes,
	1.61%, 11/25/23	1,950
47,729	Structured Asset Mortgage Investments Inc., 3.76%, 7/25/32	50
9,572	Structured Asset Securities Corp.,
	0.00%, 8/25/32	5

Principal or Shares	Security Description	Value (000)

1,602,298	Thornburg Mortgage Securities Trust,
	0.90%, 9/25/44	$1,547
1,094,505	WaMu Mortgage Pass Through Certificates, 2.27%, 7/25/37	928
6,546,805	WaMu Mortgage Pass Through Certificates, 2.38%, 1/25/36	6,533

Total Mortgage Backed (Cost - $176,773)		175,237

Municipal (2%)
1,495,000	California State, 7.55%, 4/01/39	2,076
2,170,000	Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 7/01/18	2,159
1,820,000	New Jersey Transportation Trust Fund Authority, 1.76%, 12/15/18	1,787
770,000	State Board of Administration Finance Corp., 3.00%, 7/01/20	757
1,000,000	State of Washington, 1.70%, 7/01/20	936

Total Municipal (Cost - $7,177)		7,715

U.S. Treasury (5%)
21,450,000	U.S. Treasury Bill, 0.02%, 4/03/14 (f)	21,450
22,000,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	8,079

Total U.S. Treasury (Cost - $30,282)		29,529

Preferred Stock (0%)
15,600	Farm Credit Bank of Texas
	(Cost - $1,560)	1,593

Investment Company (13%)
25,049,698	Payden Cash Reserves Money Market Fund *	25,050
944,771	Payden Emerging Markets Bond Fund, Institutional Class *	12,556
1,800,000	Payden Emerging Markets Corporate Bond Fund, Institutional Class *	18,000
646,094	Payden Emerging Markets Local Bond Fund, Investor Class *	5,427
1,298,957	Payden Floating Rate Fund, Institutional Class *	13,068
115,337	Payden High Income Fund, Investor Class *	814

Total Investment Company (Cost - $76,275)		74,915

Total (Cost - $634,259) (109%)		636,449
Liabilities in excess of Other Assets (-9%)		(50,186)

Net Assets (100%)		$586,263

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $19,281 and the total market value of the collateral held by the Fund is $20,000. Amounts in 000s.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Security was purchased on a delayed delivery basis.
(f)	Yield to maturity at time of purchase.

19	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/24/2014	Australian Dollar (Sell 6,565)	RBC Capital	$222
2/24/2014	Canadian Dollar (Sell 11,299)	RBC Capital	307
4/29/2014	Euro (Sell 12,843)	Bank of America	242

			$771

Liabilities:
4/28/2014	British Pound (Buy 5,281)	Bank of America	$(9)
2/10/2014	British Pound (Sell 100)	HSBC Securities	—
3/31/2014	Japanese Yen (Sell 1,515,200)	Barclays	(279)
3/20/2014	Norwegian Krone (Buy 50,897)	JP Morgan	(207)
2/20/2014	Poland Zloty (Buy 25,315)	Barclays	(281)
4/30/2014	Swiss Franc (Sell 7,887)	State Street	(22)

			$(798)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Barclays	3M US LIBOR	(4.01)%	Dec-40	USD 9,400	$(770)

20

Payden Corporate Bond Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bank Loans (0%)
200,000	Lions Gate Entertainment Corp.,
	5.50%, 7/19/20
	(Cost - $200)	$200

Corporate Bond (89%)
Consumer Cyclical (4%)
370,289	American Airlines 2013-2 Class B Pass Through Trust 144A, 5.60%, 7/15/20 (a)	382
550,000	General Motors Co. 144A, 6.25%, 10/02/43 (a)	584
730,000	Glencore Funding LLC 144A, 1.40%, 5/27/16 (a)	728
540,000	Yum! Brands Inc., 6.88%, 11/15/37	644

		2,338

Consumer Non-Cyclical (7%)
300,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	283
180,000	Beverages & More Inc. 144A,
	10.00%, 11/15/18 (a)	182
475,000	Central American Bottling Corp. 144A,
	6.75%, 2/09/22 (a)	484
530,000	Cosan Luxembourg SA 144A,
	5.00%, 3/14/23 (a)(b)	453
650,000	Mallinckrodt International Finance SA 144A,
	3.50%, 4/15/18 (a)	650
142,000	Mondelez International Inc., 6.50%, 2/09/40 (b)	176
250,000	Mylan Inc. 144A, 6.00%, 11/15/18 (a)	266
590,000	North Shore Long Island Jewish Health Care
	Inc., 6.15%, 11/01/43	671
445,000	Pfizer Inc., 7.20%, 3/15/39	619
760,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	772

		4,556

Energy (15%)
715,000	Buckeye Partners LP, 5.85%, 11/15/43	733
300,000	Canadian Natural Resources Ltd.,
	6.25%, 3/15/38 (b)	346
405,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	516
545,000	Ecopetrol SA, 7.63%, 7/23/19	640
325,000	Encana Corp., 6.50%, 8/15/34	368
770,000	Energy Transfer Partners LP, 4.15%, 10/01/20	793
550,000	Enterprise Products Operating LLC,
	6.65%, 10/15/34 (b)	668
200,000	Gazprom OAO Via Gaz Capital SA 144A,
	3.85%, 2/06/20 (a)	191
250,000	Gazprom OAO Via Gaz Capital SA,
	7.29%, 8/16/37 (c)	262
190,000	KazMunaiGaz Finance Sub BV,
	9.13%, 7/02/18 (c)	227
250,000	Kinder Morgan Inc./DE 144A,
	5.00%, 2/15/21 (a)(b)	249
920,000	Lukoil International Finance BV 144A,
	3.42%, 4/24/18 (a)(b)	915
635,000	Murphy Oil Corp., 2.50%, 12/01/17	651
500,000	Nexen Energy ULC, 7.50%, 7/30/39 (b)	656
360,000	Noble Holding International Ltd.,
	3.45%, 8/01/15	373
320,000	Petroleos Mexicanos, 2.26%, 7/18/18	330
770,000	Plains Exploration & Production Co.,
	6.50%, 11/15/20 (b)	848
200,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	193
210,000	TransCanada PipeLines Ltd., 7.63%, 1/15/39	289

Principal or Shares	Security Description	Value (000)

350,000	Valero Energy Corp., 6.63%, 6/15/37	$412
325,000	Williams Companies Inc., 3.70%, 1/15/23 (b)	293

		9,953

Financial (37%)
430,000	Air Lease Corp., 5.63%, 4/01/17	472
250,000	Ally Financial Inc., 4.75%, 9/10/18	262
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	806
330,000	Bank of America Corp., 7.63%, 6/01/19	409
200,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	205
370,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	417
252,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	252
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17 (b)	943
950,000	BioMed Realty LP, 3.85%, 4/15/16	993
465,000	BPCE SA 144A, 5.15%, 7/21/24 (a)	458
395,000	BPCE SA 144A, 5.70%, 10/22/23 (a)	409
485,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	501
250,000	Chubb Corp., 6.38%, 3/29/67	277
250,000	Citigroup Inc., 5.90%, 12/29/49 (b)	240
115,000	Citigroup Inc., 6.00%, 10/31/33	123
925,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.75%, 12/01/43	976
850,000	Digital Realty Trust LP, 5.88%, 2/01/20 (b)	936
340,000	Farmers Exchange Capital II 144A,
	6.15%, 11/01/53 (a)	359
700,000	Fifth Third Bancorp, 5.10%, 12/29/49	619
400,000	FMR LLC 144A, 6.45%, 11/15/39 (a)	487
100,000	General Electric Capital Corp.,
	6.25%, 12/29/49 (b)	105
1,415,000	General Electric Capital Corp., 6.38%, 11/15/67	1,541
205,000	General Motors Financial Co. Inc. 144A,
	4.75%, 8/15/17 (a)	218
600,000	Goldman Sachs Group Inc., 1.84%, 11/29/23	609
600,000	Goldman Sachs Group Inc., 5.63%, 1/15/17 (b)	663
460,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	562
315,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)(b)	359
345,000	HSBC USA Inc., 5.00%, 9/27/20	375
215,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A, 3.50%, 3/15/17 (a)	216
500,000	ING U.S. Inc., 5.65%, 5/15/53	480
600,000	International Lease Finance Corp.,
	2.19%, 6/15/16	606
360,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	360
325,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	333
250,000	Lloyds TSB Bank PLC 144A,
	6.50%, 9/14/20 (a)(b)	287
230,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	252
105,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	125
505,000	MetLife Inc., 6.40%, 12/15/36	525
50,000	MetLife Inc., 10.75%, 8/01/39 (b)	74
280,000	National Rural Utilities Cooperative Finance
	Corp., 8.00%, 3/01/32	390
350,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (a)	509
325,000	Prudential Financial Inc., 5.63%, 6/15/43	327

21	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

200,000	Prudential Financial Inc., 5.88%, 9/15/42 (b)	$206
625,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (a)	606
250,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	250
685,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	603
405,000	SLM Corp., 3.88%, 9/10/15	419
470,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)(b)	484
525,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)	494
490,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.90%, 3/22/23 (a)	479
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	864
240,000	Wachovia Capital Trust III, 5.57%, 3/29/49	226
125,000	Wells Fargo Capital X, 5.95%, 12/15/36	124

		23,815

Healthcare (2%)
180,000	Dignity Health, 3.13%, 11/01/22	166
740,000	Dignity Health, 4.50%, 11/01/42	639
150,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	149
410,000	Memorial Sloan-Kettering Cancer Center,
	4.13%, 7/01/52	358
200,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/01/20 (a)	216

		1,528

Industrial (4%)
440,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	461
620,000	Embraer Overseas Ltd., 6.38%, 1/15/20	688
450,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	483
450,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	467
420,000	Ryder System Inc., 3.50%, 6/01/17	444
300,000	Textron Inc., 5.60%, 12/01/17	335

		2,878

Material (4%)
250,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	253
480,000	ArcelorMittal, 6.13%, 6/01/18	524
280,000	Ashland Inc., 3.88%, 4/15/18	286
370,000	Barrick Gold Corp., 6.95%, 4/01/19	432
155,000	Dow Chemical Co., 9.40%, 5/15/39	241
570,000	Westvaco Corp., 7.95%, 2/15/31	690

		2,426

Technology (1%)
285,000	Dun & Bradstreet Corp., 3.25%, 12/01/17 (b)	298

Telecommunication (10%)
250,000	AMC Networks Inc., 4.75%, 12/15/22	245
270,000	American Tower Corp., 3.50%, 1/31/23	256
250,000	AT&T Inc., 6.55%, 2/15/39 (b)	290
255,000	CC Holdings GS V LLC, 3.85%, 4/15/23	246
90,000	CenturyLink Inc., 5.80%, 3/15/22	89
250,000	Colombia Telecomunicaciones SA ESP 144A, 5.38%, 9/27/22 (a)	234
100,000	Comcast Corp., 6.40%, 5/15/38	119

Principal or Shares	Security Description	Value (000)

250,000	IAC/InterActiveCorp 144A, 4.75%, 12/15/22 (a)	$237
175,000	News America Inc., 9.50%, 7/15/24	235
1,000,000	Sirius XM Radio Inc. 144A, 4.25%, 5/15/20 (a)	936
200,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (a)	198
200,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)	190
525,000	Time Warner Cable Inc., 5.85%, 5/01/17	577
100,000	Time Warner Entertainment Co. LP,
	8.38%, 7/15/33	116
400,000	Time Warner Inc., 7.63%, 4/15/31	524
1,235,000	Verizon Communications Inc., 6.40%, 9/15/33	1,451
200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	263
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18 (c)	230

		6,436

Utility (5%)
200,000	Ameren Energy Generating Co., 7.95%, 6/01/32	157
550,000	EDP Finance BV 144A, 5.25%, 1/14/21 (a)	561
195,000	Electricite de France SA 144A,
	5.25%, 1/29/49 (a)	189
1,005,000	Electricite de France SA 144A,
	6.00%, 1/22/14 (a)	1,013
830,000	FirstEnergy Corp., 2.75%, 3/15/18	833
250,000	MidAmerican Energy Holdings Co.,
	6.13%, 4/01/36 (b)	296
180,000	Petrobras International Finance Co.,
	5.38%, 1/27/21	179
225,000	Sempra Energy, 9.80%, 2/15/19	300

		3,528

Total Corporate Bond (Cost - $56,197)		57,756

Municipal (1%)
505,000	Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 7/01/18
	(Cost - $505)	502

U.S. Treasury (0%)
280,000	U.S. Treasury Bill, 0.02%, 4/30/14 (d)(e)
	(Cost - $280)	280

Preferred Stock (2%)
12,700	Alexandria Real Estate Equities Inc.	290
10,000	Allstate Corp.	244
4,400	Farm Credit Bank of Texas	450
9,000	Public Storage	203
10,400	Vornado Realty Trust	208

Total Preferred Stock (Cost - $1,514)		1,395

Investment Company (19%)
9,199,714	Payden Cash Reserves Money Market Fund *	9,200
256,202	Payden Equity Income Fund, Investor Class *	3,236

Total Investment Company (Cost - $12,478)		12,436

Total (Cost - $71,174) (111%)		72,569
Liabilities in excess of Other Assets (-11%)		(7,457)

Net Assets (100%)		$65,112

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

22

Payden Corporate Bond Fund continued

It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $7,849 and the total market value of the collateral held by the Fund is $8,138. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(e)	Yield to maturity at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
78	90 Day Euro Dollar Future	Dec-16	$19,091	$(41)
3	U.S. Ultra Long Bond Future	Mar-14	(431)	(17)

				$(58)

23	Payden Mutual Funds

Payden High Income Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bank Loans (1%)
3,283,500	Cricket Communications Inc. Leap Term Loan C-DD 1L, 4.75%, 3/08/20	$3,293
1,500,000	Goodyear Tire & Rubber Co., 4.75%, 4/30/19	1,518
2,279,288	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18	2,284

Total Bank Loans (Cost - $7,031)		7,095

Corporate Bond (90%)
Consumer Cyclical (13%)
4,650,000	Air Canada 144A, 6.75%, 10/01/19 (a)	4,970
4,562,339	American Airlines 2013-1 Class B Pass Through Trust 144A, 5.63%, 1/15/21 (a)	4,568
2,900,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	3,096
2,585,000	AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22	2,824
1,193,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.50%, 5/20/21	1,279
5,250,000	Boyd Gaming Corp., 9.13%, 12/01/18	5,709
3,680,000	Caesars Entertainment Resort Properties LLC /
	Caesars Entertainment Resort Prope 144A, 8.00%, 10/01/20 (a)	3,836
5,600,000	Chrysler Group LLC / CG Co-Issuer Inc., 8.00%, 6/15/19	6,125
2,470,000	ClubCorp Club Operations Inc., 10.00%, 12/01/18	2,748
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,278
5,500,000	Dana Holding Corp., 6.50%, 2/15/19	5,885
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	4,370
5,300,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co. 144A, 6.88%, 2/15/19 (b)	5,406
2,000,000	Jo-Ann Stores Inc. 144A, 8.13%, 3/15/19 (a)	2,090
2,500,000	L Brands Inc., 6.63%, 4/01/21	2,741
3,600,000	Lear Corp., 8.13%, 3/15/20	3,960
1,000,000	Levi Strauss & Co., 6.88%, 5/01/22 (b)	1,095
4,150,000	Levi Strauss & Co., 7.63%, 5/15/20 (b)	4,544
4,004,000	Libbey Glass Inc., 6.88%, 5/15/20	4,339
5,025,000	MGM Resorts International, 5.25%, 3/31/20 (b)	5,038
5,560,000	Mobile Mini Inc., 7.88%, 12/01/20	6,172
3,385,000	Party City Holdings Inc. 144A, 8.88%, 8/01/20 (a)(b)	3,783
2,000,000	Sabre Inc. 144A, 8.50%, 5/15/19 (a)	2,212
1,000,000	Schaeffler Finance BV 144A, 8.50%, 2/15/19 (a)	1,122
4,264,000	Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.50%, 10/01/18	4,573
4,500,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (a)(b)	4,697
3,370,000	Visteon Corp., 6.75%, 4/15/19	3,564
4,300,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.88%, 5/01/20	4,741

		108,765

Consumer Non-Cyclical (10%)
2,640,000	ACCO Brands Corp., 6.75%, 4/30/20 (b)	2,630
2,200,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (a)	2,294
4,700,000	Ashtead Capital Inc. 144A, 6.50%, 7/15/22 (a)	5,053
2,480,000	C&S Group Enterprises LLC 144A,
	8.38%, 5/01/17 (a)	2,613
4,365,000	Central Garden and Pet Co., 8.25%, 3/01/18 (b)	4,310
4,110,000	Elizabeth Arden Inc., 7.38%, 3/15/21	4,398
4,500,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (a)	4,500

Principal or Shares	Security Description	Value (000)

5,500,000	Hawk Acquisition Sub Inc. 144A, 4.25%, 10/15/20 (a)	$5,390
4,500,000	Hertz Corp., 6.75%, 4/15/19	4,809
4,100,000	Ingles Markets Inc., 5.75%, 6/15/23 (b)	4,028
4,500,000	Interactive Data Corp., 10.25%, 8/01/18	4,972
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24 (b)	2,820
3,080,000	Iron Mountain Inc., 7.75%, 10/01/19	3,434
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a)	2,322
3,280,000	JBS SA 144A, 10.50%, 8/04/16 (a)	3,690
4,000,000	Kinetic Concepts Inc. / KCI USA Inc.,
	10.50%, 11/01/18	4,620
5,000,000	NBTY Inc., 9.00%, 10/01/18	5,425
4,500,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 9.00%, 4/15/19	4,821
3,250,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 9.88%, 8/15/19	3,608
3,500,000	United Rentals North America Inc.,
	7.63%, 4/15/22	3,955
2,500,000	United Rentals North America Inc.,
	9.25%, 12/15/19	2,762

		82,454

Energy (17%)
3,975,000	Access Midstream Partners LP / ACMP Finance Corp., 6.13%, 7/15/22	4,253
4,305,000	Atlas Pipeline Partners LP / Atlas Pipeline
	Finance Corp., 6.63%, 10/01/20	4,531
3,300,000	BreitBurn Energy Partners LP / BreitBurn
	Finance Corp., 7.88%, 4/15/22	3,527
9,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21 (b)	9,742
1,000,000	Chesapeake Energy Corp., 6.88%, 11/15/20	1,122
4,900,000	Cimarex Energy Co., 5.88%, 5/01/22	5,243
4,500,000	CVR Refining LLC / Coffeyville Finance Inc., 6.50%, 11/01/22	4,579
5,150,000	Denbury Resources Inc., 4.63%, 7/15/23	4,777
1,920,000	El Paso LLC, 6.50%, 9/15/20	2,072
1,185,000	El Paso LLC, 7.75%, 1/15/32	1,228
5,200,000	EP Energy LLC / EP Energy Finance Inc.,
	9.38%, 5/01/20	6,006
4,855,000	EXCO Resources Inc., 7.50%, 9/15/18	4,819
2,000,000	Kinder Morgan Inc./DE 144A,
	5.00%, 2/15/21 (a)	1,994
4,700,000	Laredo Petroleum Inc., 7.38%, 5/01/22	5,158
4,600,000	Legacy Reserves LP / Legacy Reserves Finance Corp. 144A, 6.63%, 12/01/21 (a)	4,520
5,000,000	Linn Energy LLC / Linn Energy Finance Corp
	144A, 7.00%, 11/01/19 (a)	5,100
3,000,000	Linn Energy LLC / Linn Energy Finance Corp., 7.75%, 2/01/21	3,195
3,284,000	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp., 6.25%, 6/15/22	3,539
5,500,000	MEG Energy Corp. 144A, 6.38%, 1/30/23 (a)	5,514
3,350,000	Newfield Exploration Co., 5.63%, 7/01/24	3,367
1,000,000	Newfield Exploration Co., 6.88%, 2/01/20	1,075

24

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

4,750,000	Nielsen Co. Luxembourg SARL 144A, 5.50%, 10/01/21 (a)	$4,904
3,800,000	Niska Gas Storage US LLC / Niska Gas Storage Canada ULC, 8.88%, 3/15/18	3,971
6,000,000	Peabody Energy Corp., 6.25%, 11/15/21 (b)	6,090
4,000,000	Penn Virginia Resource Partners LP / Penn
	Virginia Resource Finance Corp. II 144A, 6.50%, 5/15/21 (a)	4,210
3,000,000	Sabine Pass Liquefaction LLC 144A, 5.63%, 2/01/21 (a)	3,008
5,000,000	Samson Investment Co. 144A, 10.50%, 2/15/20 (a)	5,525
2,350,000	SandRidge Energy Inc., 7.50%, 3/15/21 (b)	2,450
2,000,000	SandRidge Energy Inc., 8.13%, 10/15/22	2,102
4,600,000	SESI LLC, 7.13%, 12/15/21	5,094
5,500,000	SM Energy Co., 6.50%, 1/01/23	5,747
3,000,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, 2/01/21	3,217
3,000,000	Tesoro Corp., 5.38%, 10/01/22	3,075
4,475,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.88%, 4/01/20	4,755
5,075,000	WPX Energy Inc., 6.00%, 1/15/22	5,075

		144,584

Financial (14%)
4,600,000	Abengoa Finance SAU 144A, 7.75%, 2/01/20 (a)	4,853
4,935,000	Aircastle Ltd., 4.63%, 12/15/18	4,984
1,550,000	Ally Financial Inc., 3.50%, 1/27/19 (b)	1,533
8,500,000	Ally Financial Inc., 7.50%, 9/15/20	10,019
4,000,000	Ally Financial Inc., 8.00%, 3/15/20	4,790
5,270,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	5,408
3,000,000	CIT Group Inc., 4.25%, 8/15/17 (b)	3,124
4,000,000	CIT Group Inc., 5.25%, 3/15/18	4,275
6,600,000	CIT Group Inc., 5.38%, 5/15/20	7,021
4,700,000	Citigroup Inc., 5.95%, 7/29/49 (b)	4,494
4,325,000	CNO Financial Group Inc. 144A, 6.38%, 10/01/20 (a)	4,628
3,850,000	Commerzbank AG 144A, 8.13%, 9/19/23 (a)	4,245
3,500,000	Denali Borrower LLC / Denali Finance Corp. 144A, 5.63%, 10/15/20 (a)(b)	3,504
5,040,000	General Motors Financial Co. Inc. 144A, 4.75%, 8/15/17 (a)	5,349
3,500,000	Hartford Financial Services Group Inc., 8.13%, 6/15/38	4,086
3,500,000	Hockey Merger Sub 2 Inc. 144A, 7.88%, 10/01/21 (a)	3,658
4,300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 6.00%, 8/01/20 (a)	4,477
4,000,000	ICICI Bank Ltd. 144A, 6.38%, 4/30/22 (a)	3,940
4,700,000	ING U.S. Inc., 5.65%, 5/15/53	4,514
3,230,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	3,404
3,530,000	International Lease Finance Corp., 8.25%, 12/15/20 (b)	4,167
4,000,000	Liberty Mutual Group Inc. 144A, 7.80%, 3/15/37 (a)	4,320
5,300,000	MPT Operating Partnership LP / MPT Finance Corp., 6.88%, 5/01/21	5,671

Principal or Shares	Security Description	Value (000)

4,000,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp 144A, 5.88%, 3/15/22 (a)	$4,220
4,500,000	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	4,615

		115,299

Healthcare (7%)
6,800,000	Biomet Inc., 6.50%, 8/01/20	7,284
6,000,000	CHS/Community Health Systems Inc. 144A, 6.88%, 2/01/22 (a)	6,161
2,000,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19	2,205
4,000,000	DaVita HealthCare Partners Inc., 5.75%, 8/15/22	4,115
5,000,000	Hanger Inc., 7.13%, 11/15/18	5,312
4,000,000	HCA Inc., 5.88%, 5/01/23	4,085
4,750,000	HCA Inc., 6.50%, 2/15/20	5,249
1,000,000	HCA Inc., 7.25%, 9/15/20	1,089
4,950,000	HCA Inc., 7.50%, 2/15/22 (b)	5,600
2,040,000	HCA Inc., 7.50%, 11/06/33	2,071
404,000	HealthSouth Corp., 7.25%, 10/01/18	431
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,095
2,000,000	Valeant Pharmaceuticals International 144A, 6.38%, 10/15/20 (a)	2,145
2,000,000	Valeant Pharmaceuticals International 144A, 6.75%, 8/15/18 (a)	2,202
5,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/01/20 (a)	5,413
1,200,000	Valeant Pharmaceuticals International 144A, 7.50%, 7/15/21 (a)	1,343

		55,800

Industrial (5%)
4,000,000	Amsted Industries Inc. 144A, 8.13%, 3/15/18 (a)	4,195
4,000,000	Ardagh Packaging Finance PLC 144A, 9.13%, 10/15/20 (a)	4,390
1,960,000	Aviation Capital Group Corp. 144A, 4.63%, 1/31/18 (a)	2,052
4,550,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (a)(b)	4,505
1,600,000	Bombardier Inc. 144A, 6.13%, 1/15/23 (a)(b)	1,584
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (a)	2,223
5,000,000	CHC Helicopter SA, 9.25%, 10/15/20	5,350
4,070,000	Manitowoc Co. Inc., 5.88%, 10/15/22 (b)	4,212
4,650,000	Silgan Holdings Inc., 5.00%, 4/01/20	4,615
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,789
3,100,000	Stena AB 144A, 7.00%, 2/01/24 (a)	3,170
3,510,000	TransDigm Inc., 7.75%, 12/15/18	3,773
2,800,000	Triumph Group Inc., 4.88%, 4/01/21	2,737

		46,595

Material (5%)
5,600,000	ArcelorMittal, 6.75%, 2/25/22 (b)	6,069
4,500,000	Ashland Inc., 4.75%, 8/15/22	4,331
4,500,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (a)(b)	4,320
3,700,000	FMG Resources August 2006 Pty Ltd. 144A, 6.88%, 2/01/18 (a)(b)	3,899
3,000,000	FMG Resources August 2006 Pty Ltd. 144A, 8.25%, 11/01/19 (a)(b)	3,315

25	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,700,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 2/01/18 (b)	$3,866
4,900,000	Huntsman International LLC, 8.63%, 3/15/21 (b)	5,549
1,400,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	1,549
4,400,000	INEOS Group Holdings SA 144A, 6.13%, 8/15/18 (a)	4,488
2,000,000	PolyOne Corp., 7.38%, 9/15/20	2,208
5,100,000	Tronox Finance LLC, 6.38%, 8/15/20 (b)	5,189

		44,783

Technology (2%)
800,000	First Data Corp. 144A, 6.75%, 11/01/20 (a)	846
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (a)(b)	2,582
2,424,000	First Data Corp., 12.63%, 1/15/21	2,836
4,460,000	Freescale Semiconductor Inc. 144A, 6.00%, 1/15/22 (a)	4,649
5,000,000	MMI International Ltd. 144A, 8.00%, 3/01/17 (a)(b)	4,925

		15,838

Telecommunication (15%)
2,500,000	Cablevision Systems Corp., 7.75%, 4/15/18	2,816
1,655,000	Cablevision Systems Corp., 8.63%, 9/15/17	1,932
3,050,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 2/15/23	2,913
3,300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21	3,465
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 6/01/20	1,092
7,660,000	CenturyLink Inc., 5.80%, 3/15/22	7,583
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,231
3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18	3,926
3,465,000	Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	3,578
1,285,000	Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	1,320
3,490,000	CSC Holdings LLC, 8.63%, 2/15/19	4,101
2,750,000	DISH DBS Corp., 5.00%, 3/15/23 (b)	2,585
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,521
4,750,000	DISH DBS Corp., 6.75%, 6/01/21	5,082
3,550,000	Frontier Communications Corp., 7.13%, 1/15/23	3,541
2,000,000	Frontier Communications Corp., 8.13%, 10/01/18	2,285
6,150,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	6,704
3,000,000	Mediacom LLC / Mediacom Capital Corp., 9.13%, 8/15/19	3,247
5,500,000	MetroPCS Wireless Inc. 144A, 6.25%, 4/01/21 (a)	5,734
4,320,000	SBA Communications Corp., 5.63%, 10/01/19	4,477
4,600,000	Sinclair Television Group Inc. 144A, 6.38%, 11/01/21 (a)(b)	4,784
4,300,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	4,252
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,181
9,000,000	Sprint Capital Corp., 6.90%, 5/01/19	9,765
2,200,000	Sprint Communications Inc, 6.00%, 11/15/22 (b)	2,172

Principal or Shares	Security Description	Value (000)

5,000,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	$5,169
3,000,000	T-Mobile USA Inc., 6.13%, 1/15/22 (b)	3,075
5,600,000	UPCB Finance III Ltd. 144A, 6.63%, 7/01/20 (a)	5,964
4,850,000	VeriSign Inc., 4.63%, 5/01/23	4,668
3,000,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18 (c)	3,454
2,540,000	Windstream Corp., 6.38%, 8/01/23	2,375
2,850,000	Windstream Corp., 7.50%, 6/01/22	2,914
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,825

		128,731

Utility (2%)
1,170,000	AES Corp., 8.00%, 6/01/20	1,360
1,440,000	Calpine Corp. 144A, 7.88%, 7/31/20 (a)	1,584
2,176,000	Calpine Corp. 144A, 7.88%, 1/15/23 (a)(b)	2,410
5,700,000	GenOn Energy Inc., 9.88%, 10/15/20 (b)	6,042
4,000,000	NRG Energy Inc., 7.63%, 5/15/19	4,220
3,170,000	NRG Energy Inc., 8.50%, 6/15/19	3,376

		18,992

Total Corporate Bond (Cost - $725,373)		761,841

Mortgage Backed (1%)
1,600,000	Connecticut Avenue Securities Series, 5.41%, 10/25/23	1,703
4,500,000	Structured Agency Credit Risk Debt Notes, 4.41%, 11/25/23	4,492

Total Mortgage Backed (Cost - $6,100)		6,195

Preferred Stock (0%)
25,000	Farm Credit Bank of Texas 144A (a) (Cost - $2,500)	2,553

Investment Company (11%)
62,687,937	Payden Cash Reserves Money Market Fund *	62,688
900,000	Payden Emerging Markets Corporate Bond Fund, Institutional Class *	9,000
2,000,000	Payden Floating Rate Fund, Institutional Class *	20,120

Total Investment Company (Cost - $91,688)		91,808

Total (Cost - $832,692) (103%)		869,492
Liabilities in excess of Other Assets (-3%)		(25,409)

Net Assets (100%)		$844,083

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $47,612, and the total market value of the collateral held by the Fund is $49,418. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

26

Payden Floating Rate Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bank Loans (89%)
2,197,000	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 9/12/20	$2,216
2,500,000	Air Canada Term Loan B 1L, 5.50%, 9/26/19	2,498
1,196,994	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	1,199
2,197,494	Allison Transmission Inc. Term Loan B3 1L, 3.75%, 8/23/19	2,208
2,194,500	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.50%, 4/16/20	2,208
2,000,000	Applied Systems Inc. Term Loan 1L, 4.25%, 1/15/21	2,023
2,000,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc. Term Loan B 1L, 4.25%, 12/09/19	2,012
2,196,977	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	2,200
1,997,449	Bass Pro Group LLC Term Loan B 1L, 3.75%, 11/20/19	2,016
2,460,106	Berry Plastics Group Inc. Term Loan E 1L, 3.75%, 12/18/20	2,462
1,196,992	Biomet Inc. Term Loan B 1L, 3.75%, 7/25/17	1,206
2,000,000	BJ’s Wholesale Club Inc. Term Loan B 1L, 4.50%, 9/26/19	2,022
1,196,970	Booz Allen Hamilton Holding Corp. Term Loan B 1L, 3.75%, 7/31/19	1,205
1,678,750	Bowie Resource Holdings LLC Term Loan B 1L, 6.75%, 8/12/20	1,704
500,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. Term Loan B 1L, 3.00%, 1/17/21	503
2,194,474	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	2,200
1,196,992	Charter Communications Operating LLC Term Loan E 1L, 3.00%, 4/10/20	1,194
2,500,000	Chesapeake Energy Corp. Term Loan B Guaranty, 5.75%, 12/02/17	2,562
1,500,000	CHS/Community Health Systems Inc. Term Loan D 1L, 4.25%, 1/27/21	1,518
2,197,000	Cincinnati Bell Inc. Term Loan B 1L, 4.00%, 9/10/20	2,213
1,200,000	CityCenter Holdings LLC Term Loan B 1L, 5.00%, 10/16/20	1,216
500,000	Clipper Acquisitions Corp. Term Loan B1L, 3.00%, 2/06/20	501
2,000,000	Del Monte Foods Consumer Products Inc. Term Loan 1L, 4.25%, 11/26/20	2,013
2,200,000	Dell Inc. Term Loan B 1L, 4.50%, 3/24/20	2,194
1,000,000	Delta Air Lines Inc. Term Loan B 1L, 3.50%, 4/20/17	1,009
2,200,000	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	2,222
1,196,992	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	1,206
1,500,000	Endo Luxembourg Finance Co. Term Loan B 1L, 3.75%, 11/02/20	1,507
2,200,000	Energy Transfer Equity LP Term Loan 1L,
	3.25%, 12/02/19	2,205

Principal or Shares	Security Description	Value (000)

2,197,500	FMG Resources August 2006 Pty. Ltd. Term Loan 1L, 4.25%, 6/30/19	$2,224
2,500,000	General Nutrition Co. Inc. Term Loan 1L, 3.25%, 3/26/19	2,504
1,200,000	Harbor Freight Tools USA Inc. Term Loan B 1L, 4.75%, 7/26/19	1,220
1,800,000	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 9/23/20	1,813
2,194,486	HJ Heinz Co. Term Loan B2 1L, 3.50%, 3/27/20	2,219
1,197,000	HUB Internation Ltd. Term Loan B 1L, 4.75%, 10/02/20	1,213
1,200,000	Hudson’s Bay Co. Term Loan B 1L, 4.75%, 10/01/20	1,219
1,200,000	Live Nation Entertainment Inc. Term Loan B1, 3.50%, 8/16/20	1,208
1,200,000	MRC Global Inc. Term Loan B 1L, 5.00%, 11/11/19	1,218
2,200,000	Neiman Marcus Group Ltd. Inc. Term Loan 1L, 5.00%, 10/25/20	2,228
1,000,000	Pharmedium Healthcare Corp. Term Loan 1L, 4.25%, 1/23/21	1,008
1,200,000	Pinnacle Entertainment Inc. Term Loan B2 1L, 3.75%, 8/13/20	1,208
2,000,000	Ply Gem Holdings Inc. Term Loan B2 1L, 4.00%, 1/22/21	2,010
1,500,000	Quintiles Transnational Corp. Term Loan B3 1L, 5.00%, 6/08/18	1,508
2,500,000	Salix Pharmaceuticals Ltd. Term Loan B 1L, 4.25%, 12/17/19	2,534
1,997,487	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	2,002
1,676,697	Transdigm Inc. Term Loan C 1L, 3.75%, 2/28/20	1,690
2,200,000	UPC Financing Partnership Term Loan 1L, 3.25%, 6/30/21	2,209
2,000,000	Walter Investment Management Corp. Term Loan 1L, 4.75%, 12/13/20	2,019

Total Bank Loans (Cost - $84,367)		84,696

Corporate Bond (8%)
1,000,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 2.99%, 12/01/17 (a)(b)	1,009
500,000	Bumble Bee Acquisition Corp. 144A, 9.00%, 12/15/17 (b)	548
500,000	CONSOL Energy Inc., 8.25%, 4/01/20	544
500,000	Denbury Resources Inc., 8.25%, 2/15/20	550
500,000	First Data Corp. 144A, 7.38%, 6/15/19 (b)	535
500,000	Huntsman International LLC, 8.63%, 3/15/20	553
500,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (b)	553
500,000	Iron Mountain Inc., 7.75%, 10/01/19	558
500,000	Linn Energy LLC/Linn EnergyFinance Corp., 8.63%, 4/15/20	542
500,000	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 3/15/18	523
700,000	Sabre Inc. 144A, 8.50%, 5/15/19 (b)	774
500,000	SandRidge Energy Inc., 8.75%, 1/15/20	542
500,000	SESI LLC, 6.38%, 5/01/19	534

27	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

100,000	SM Energy Co., 6.63%, 2/15/19	$106

Total Corporate Bond (Cost - $7,807)		7,871

Mortgage Backed (3%)
1,800,000	Fannie Mae Connecticut Avenue Securities, 4.56%, 1/25/24	1,812
650,000	Fannie Mae Connecticut Avenue Securities, 5.41%, 10/25/23	692
650,000	Structured Agency Credit Risk Debt Notes, 4.41%, 11/25/23	649

Total Mortgage Backed (Cost - $3,132)		3,153

Investment Company (17%)
16,208,360	Payden Cash Reserves Money Market Fund * (Cost - $16,208)	16,208

Principal or Shares	Security Description	Value (000)

Total (Cost - $111,514) (117%)		$111,928
Liabilities in excess of Other Assets (-17%)		(16,131)

Net Assets (100%)		$95,797

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $565 and the total market value of the collateral held by the Fund is $582. Amounts in 000s.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

28

Payden Tax Exempt Bond Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

General Obligation (15%)
250,000	California State, 5.00%, 11/01/20 NATL-RE (a)	$289
150,000	California State, 5.25%, 4/01/35	163
125,000	Idaho Housing & Finance Association, 5.00%, 7/15/23	145
250,000	JobsOhio Beverage System, 5.00%, 1/01/20	290
100,000	San Jose, CA Evergreen Community College
	District, 0.00%, 9/01/19 AMBAC (a)	89
100,000	State of Louisiana Gasoline & Fuels Tax Revenue, 0.66%, 5/01/43	100
200,000	Tri-County Metropolitan Transportation District, 3.00%, 11/01/19	213

Total General Obligation (Cost - $1,263)		1,289

Revenue (84%)
Airport/Port (6%)
250,000	City of Chicago IL O’Hare International Airport Revenue, 5.00%, 1/01/16	271
200,000	Dallas/Fort Worth TX, International Airport, 5.00%, 11/01/23	224

		495

Education (2%)
200,000	Houston Higher Education Finance Corp., 0.43%, 11/15/29	200

Electric & Gas (4%)
100,000	County of DeKalb GA Water & Sewerage Revenue, 5.00%, 10/01/23	117
15,000	Guam Power Authority, 5.00%, 10/01/21 AGM (a)	17
150,000	Indiana Municipal Power Agency, 5.00%, 1/01/22	171

		305

Healthcare (15%)
200,000	Abag Finance Authority for Nonprofit Corps,
	5.00%, 8/01/32	209
120,000	California Health Facilities Financing Authority, 1.45%, 8/15/33	122
100,000	California Health Facilities Financing Authority, 5.00%, 7/01/43	116
125,000	City of Rochester MN, 4.00%, 11/15/38	140
140,000	Knox County, TN Health Educational & Housing Facilities Board, 5.00%, 1/01/22	155
250,000	Michigan State Hospital Finance Authority, 2.00%, 11/15/47	259
100,000	Monroeville, PA Finance Authority, 5.00%, 2/15/21	115
225,000	University of Wisconsin Hospitals & Clinics Authority, 5.00%, 4/01/28	242

		1,358

Income Tax (4%)
200,000	New York State Dormitory Authority, 5.00%, 3/15/20	232
125,000	New York State Dormitory Authority, 5.00%, 2/15/21	145

		377

Industrial Development/Pollution Control (8%)
60,000	Beaver County, PA Industrial Development Authority, 2.70%, 4/01/35	60

Principal or Shares	Security Description	Value (000)

50,000	California Infrastructure & Economic
	Development Bank, 5.00%, 7/01/16	$54
200,000	County of Oconee SC, 3.60%, 2/01/17	216
130,000	Golden State Tobacco Securitization Corp., 5.00%, 6/01/18	148
200,000	Mobile, AL Industrial Development Board, 1.65%, 6/01/34	201
50,000	Parish of St. Charles LA, 4.00%, 12/01/40	51

		730

Lease (20%)
100,000	California State Public Works Board, 5.00%, 12/01/21	118
150,000	California State Public Works Board, 5.00%, 9/01/36	157
250,000	Kentucky Asset Liability Commission, 5.25%, 9/01/18 NATL-RE (a)	293
200,000	Kentucky State Property & Building Commission, 4.00%, 11/01/19 AGM (a)	222
300,000	Laurens County, SC School District, 5.25%, 12/01/22	313
150,000	Miami-Dade County, FL School Board, 4.00%, 5/01/17 AGM (a)	164
190,000	New York State Urban Development Corp., 5.25%, 1/01/21	218
75,000	New York State Urban Development Corp., 5.25%, 1/01/23	85
200,000	Perry Township, IN Multi School Building Corp., 4.00%, 7/15/24	207

		1,777

Miscellaneous (4%)
315,000	Harris County, TX Cultural Education Facilities Finance Corp., 4.00%, 11/15/21	340

Pre-Refunded (0%)
10,000	California State Department of Water Resources, 5.00%, 12/01/16 NATL-RE (a)	10

Resource Recovery (2%)
200,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	207

Revenue Note (1%)
110,000	Burke County, GA Development Authority, 1.75%, 12/01/49	111

Sales Tax (2%)
110,000	Arizona Transportation Board, 5.00%, 7/01/25	124

Tax Allocation (2%)
115,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	128

Transportation (10%)
250,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53	267
200,000	New York State Thruway Authority, 5.00%, 5/01/19	233
120,000	North Texas Tollway Authority, 5.00%, 1/01/20	138

29	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

125,000	Sonoma-Marin, CA Area Rail Transit District, 5.00%, 3/01/25	$143
100,000	Texas State Transportation Commission, 5.00%, 4/01/18	114

		895

Water & Sewer (4%)
150,000	City of Philadelphia PA Water & Sewer Revenue, 5.00%, 11/01/18	175
150,000	New York State Environmental Facilities Corp., 5.00%, 11/15/14	154

		329

Total Revenue (Cost - $7,207)		7,386

Investment Company (3%)
298,978	Dreyfus Tax-Exempt Cash Management Fund (Cost - $299)	299

Principal or Shares	Security Description	Value (000)

Total (Cost - $8,769) (102%)		$8,974
Liabilities in excess of Other Assets (-2%)		(139)

Net Assets (100%)		$8,835

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
NATL-RE	National Public Finance Guarantee Corporation

30

Payden California Municipal Bond Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

General Obligation (25%)
600,000	California State, 5.00%, 3/01/17 NATL-RE (a)	$653
500,000	California State, 5.00%, 8/01/20	563
1,000,000	California State, 5.25%, 2/01/20	1,200
480,000	California State, 5.25%, 10/01/21	564
1,300,000	California State, 5.50%, 4/01/19	1,571
500,000	City & County of San Francisco CA,
	5.00%, 6/15/22	599
130,000	City of Berkeley CA, 4.50%, 9/01/28
	AMBAC (a)	136
320,000	City of Los Angeles CA, 5.00%, 9/01/21	387
585,000	Coast Community College District CA,
	5.00%, 8/01/23 AGM (a)	652
530,000	Long Beach, CA Unified School District,
	5.00%, 8/01/20	622
450,000	Los Angeles, CA Unified School District,
	5.00%, 7/01/21	525
460,000	Manteca, CA Unified School District,
	5.00%, 9/01/24 AGM (a)	502
310,000	Natomas Unified School District,
	5.00%, 9/01/25 BAM (a)	347
475,000	Pasadena, CA Unified School District,
	5.00%, 5/01/21	568
450,000	San Carlos, CA Elementary School District,
	0.00%, 10/01/18 NATL-RE (a)	403
500,000	San Jose Financing Authority, 5.00%, 6/01/20	580
500,000	San Mateo County Community College District, 0.00%, 9/01/20 NATL-RE (a)	431
250,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/21	297

Total General Obligation (Cost - $10,005)		10,600

Revenue (74%)
Airport/Port (9%)
160,000	Alameda Corridor, CA Transportation Authority, 5.00%, 10/01/23	185
300,000	City of Long Beach CA, 5.00%, 5/15/19	353
210,000	Los Angeles, CA Department of Airports,
	4.00%, 5/15/18	236
300,000	Los Angeles, CA Department of Airports,
	5.00%, 5/15/18	349
745,000	Los Angeles, CA Harbor Department,
	5.00%, 8/01/19	878
750,000	San Francisco, CA City & County Airports
	Commission, 5.00%, 5/01/17	855
340,000	San Francisco, CA City & County Airports
	Commission, 5.00%, 5/01/21	396
365,000	San Francisco, CA City & County Airports
	Commission, 5.25%, 5/01/18 NATL-RE
	FGIC (a)	429

		3,681

Electric & Gas (11%)
250,000	Alameda County Joint Powers Authority,
	3.00%, 12/01/18	269
450,000	California State Department of Water Resources, 5.00%, 5/01/21 NATL-RE (a)	522
490,000	City of Chula Vista CA, 1.65%, 7/01/18	491

Principal or Shares	Security Description	Value (000)

50,000	Guam Power Authority, 5.00%, 10/01/21
	AGM (a)	$57
500,000	Los Angeles, CA Department of Water & Power, 5.25%, 7/01/23	579
500,000	Modesto, CA Irrigation District, 5.00%, 7/01/21	584
400,000	Northern California Power Agency,
	5.00%, 7/01/18	464
595,000	Sacramento, CA Municipal Utility District,
	5.00%, 8/15/21	714
135,000	Southern California Public Power Authority,
	0.00%, 7/01/15 NATL-RE (a)	134
665,000	Southern California Public Power Authority,
	5.00%, 7/01/18	784

		4,598

Healthcare (8%)
800,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32	836
380,000	California Health Facilities Financing Authority, 1.45%, 8/15/33	388
300,000	California Health Facilities Financing Authority, 4.00%, 8/15/21	331
340,000	California Health Facilities Financing Authority, 5.00%, 10/01/18	395
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	774
250,000	California Health Facilities Financing Authority, 5.00%, 7/01/43	291
410,000	City of Torrance CA, 5.00%, 9/01/22	451

		3,466

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40	162

Industrial Development/Pollution Control (9%)
260,000	California Infrastructure & Economic
	Development Bank, 2.00%, 2/01/18	267
750,000	California Infrastructure & Economic
	Development Bank, 4.00%, 2/01/21	832
150,000	California Infrastructure & Economic
	Development Bank, 5.00%, 7/01/16	163
550,000	California Infrastructure & Economic
	Development Bank, 5.00%, 2/01/19	576
750,000	California Pollution Control Financing Authority LOC: JP Morgan Chase Bank, 0.02%, 11/01/26	750
515,000	California Statewide Communities Development Authority, 1.90%, 4/01/28	517
515,000	Golden State Tobacco Securitization Corp.,
	5.00%, 6/01/18	586

		3,691

Lease (11%)
240,000	Beverly Hills, CA Public Financing Authority,
	4.00%, 6/01/20	267
300,000	California State Public Works Board,
	5.00%, 4/01/17	340
410,000	California State Public Works Board,
	5.00%, 12/01/18	480

31	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

400,000	California State Public Works Board,
	5.00%, 4/01/19	$469
685,000	California State Public Works Board,
	5.00%, 3/01/21	824
570,000	California State Public Works Board,
	5.00%, 12/01/31	601
500,000	California State Public Works Board,
	5.00%, 9/01/36	524
500,000	County of Los Angeles CA, 5.00%, 3/01/21	578
500,000	Los Angeles, CA Municipal Improvement Corp., 5.00%, 3/01/23	556

		4,639

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management
	Authority, 5.25%, 9/01/24	518

Sales Tax (1%)
200,000	Bay Area, CA Governments Association,
	5.00%, 8/01/17 NATL-RE FGIC (a)	204
365,000	Santa Clara Valley, CA Transportation Authority, 5.00%, 6/01/18	429

		633

Tax Allocation (1%)
415,000	Riverside County, CA Economic Development
	Agency, 7.25%, 12/01/40	463
55,000	San Dimas, CA Redevelopment Agency,
	6.75%, 9/01/16 AGM (a)	57

		520

Transportation (8%)
500,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53	532
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53	1,068
500,000	Los Angeles County Metropolitan Transportation Authority, 5.00%, 7/01/20	604
1,000,000	Puerto Rico Highway & Transportation
	Authority, 5.50%, 7/01/15 AGM (a)	1,011

		3,215

University (3%)
705,000	University of California, 5.00%, 5/15/18	810
300,000	University of California, 5.00%, 5/15/20	346

		1,156

Principal or Shares	Security Description	Value (000)

Water & Sewer (12%)
200,000	Brentwood, CA Infrastructure Financing
	Authority, 5.50%, 7/01/20	$226
745,000	Central Marin Sanitation Agency, CA,
	5.00%, 9/01/18 NATL-RE (a)	815
500,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/20	600
310,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/24	360
205,000	City of San Luis Obispo CA, 4.00%, 6/01/23	218
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/01/17	574
735,000	Metropolitan Water District of Southern CA, 5.00%, 7/01/20	861
550,000	San Diego County, CA Water Authority,
	5.00%, 5/01/21 AGM (a)	625
200,000	San Diego, CA Public Facilities Financing
	Authority, 5.00%, 5/15/19	237
500,000	Turlock, CA Irrigation District, 3.00%, 1/01/16	521

		5,037

Total Revenue (Cost - $30,270)		31,316

Investment Company (2%)
621,425	Dreyfus General CA Municipal Money Market Fund
	(Cost - $622)	621

Total (Cost - $40,897) (101%)		42,537
Liabilities in excess of Other Assets (-1%)		(433)

Net Assets (100%)		$ 42,104

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monocline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Corporation
LOC	Line of Credit
NATL-RE	National Public Finance Guarantee Corporation

32

Payden Global Low Duration Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bank Loans (2%)
United States (USD) (2%)
400,000	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	$403
399,313	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	402
398,995	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	400
298,500	Cricket Communications Inc. Leap Term Loan C-DD 1L, 4.75%, 3/08/20	299
400,000	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	404
480,000	General Nutrition Co. Inc. Term Loan B 1L, 3.25%, 3/26/19	481
398,995	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	400

		2,789

Total Bonds (Cost - $2,779)		2,789

Bonds (97%)
Australia (GBP) (1%)
600,000	National Australia Bank Ltd., 5.38%, 12/08/14	1,025
300,000	QBE Insurance Group Ltd., 6.13%, 9/28/15	525

		1,550

Australia (USD) (3%)
400,000	Australia & New Zealand Banking Group Ltd., 0.80%, 5/15/18	401
390,000	Australia & New Zealand Banking Group Ltd., 0.90%, 2/12/16	391
365,000	Commonwealth Bank of Australia 144A, 0.75%, 9/20/16 (a)	366
175,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/01/17 (a)(b)	186
275,000	FMG Resources August 2006 Pty Ltd. 144A, 7.00%, 11/01/15 (a)(b)	286
1,200,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	1,216
240,000	Macquarie Bank Ltd. 144A, 3.45%, 7/27/15 (a)	249
480,000	Macquarie Group Ltd. 144A, 1.24%, 1/31/17 (a)	480
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (a)	216
19,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	19

		3,810

Bermuda (USD) (1%)
345,000	Aircastle Ltd., 9.75%, 8/01/18 (b)	375
300,000	CBQ Finance Ltd. 144A, 5.00%, 11/18/14 (a)	309
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (a)	255

		939

Brazil (BRL) (0%)
800,000	BRF SA 144A, 7.75%, 5/22/18 (a)(c)	269

Brazil (USD) (1%)
400,000	Banco Bradesco SA/Cayman Islands 144A, 2.34%, 5/16/14 (a)	400
350,000	Banco do Nordeste do Brasil SA 144A, 3.63%, 11/09/15 (a)	357

		757

Canada (CAD) (1%)
500,000	BMW Canada Inc., 2.64%, 8/10/15	456

Principal or Shares	Security Description	Value (000)

500,000	Kellogg Canada Inc., 2.10%, 5/22/14	$450

		906

Canada (USD) (4%)
200,000	Bank of Montreal, 0.84%, 4/09/18	202
200,000	Bank of Nova Scotia, 0.75%, 10/09/15	201
250,000	Bank of Nova Scotia, 0.76%, 7/15/16 (b)	251
150,000	Canadian Imperial Bank of Commerce, 0.76%, 7/18/16 (b)	151
280,000	Canadian Imperial Bank of Commerce, 0.90%, 10/01/15	282
300,000	Enbridge Inc., 0.90%, 10/01/16 (b)	301
1,000,000	Province of Ontario Canada, 1.00%, 7/22/16	1,007
115,000	Teck Resources Ltd., 3.85%, 8/15/17	123
200,000	Thomson Reuters Corp., 0.88%, 5/23/16 (b)	199
100,000	Thomson Reuters Corp., 1.30%, 2/23/17	100
200,000	Toronto-Dominion Bank, 2.50%, 7/14/16 (b)	208
240,000	TransCanada PipeLines Ltd., 0.93%, 6/30/16	242
140,000	TransCanada PipeLines Ltd., 3.40%, 6/01/15	145
480,000	Xstrata Finance Canada Ltd. 144A, 2.70%, 10/25/17 (a)	486

		3,898

Cayman Islands (USD) (6%)
800,000	Apidos CLO 144A, 1.39%, 4/15/25 (a)	787
250,000	Apidos CLO 144A, 1.94%, 4/15/25 (a)	246
1,050,000	Babson CLO Ltd. 144A, 1.34%, 4/20/25 (a)	1,031
600,000	Cent CLO LP 144A, 1.36%, 7/23/25 (a)	586
545,000	Dryden XXII Senior Loan Fund 144A, 1.34%, 8/15/25 (a)	535
490,000	Dryden XXII Senior Loan Fund 144A, 1.79%, 8/15/25 (a)	478
250,000	IPIC GMTN Ltd. 144A, 3.13%, 11/15/15 (a)	260
750,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.44%, 7/20/23 (a)	742
520,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.89%, 7/20/23 (a)	505
300,000	Petrobras International Finance Co., 3.50%, 2/06/17	304
300,000	Seagate HDD Cayman 144A, 3.75%, 11/15/18 (a)	307
775,000	Tyron Park CLO Ltd. 144A, 1.36%, 7/15/25 (a)	761
490,000	Tyron Park CLO Ltd. 144A, 1.83%, 7/15/25 (a)	478

		7,020

Chile (USD) (0%)
350,000	Banco del Estado de Chile 144A, 2.00%, 11/09/17 (a)	348

China (USD) (1%)
200,000	Baidu Inc., 2.25%, 11/28/17	201
200,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (a)	200
210,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (a)	202

		603

Colombia (USD) (0%)
200,000	Banco de Bogota SA 144A, 5.00%, 1/15/17 (a)	211
100,000	Bancolombia SA, 4.25%, 1/12/16	104

		315

33	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Costa Rica (USD) (0%)
200,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (a)	$196

Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 1.32%, 5/20/15	341

Denmark (GBP) (0%)
200,000	Carlsberg Breweries A/S, 7.25%, 11/28/16	377

France (EUR) (1%)
400,000	RCI Banque SA, 1.18%, 4/07/15	531

France (USD) (4%)
500,000	Banque Federative du Credit Mutuel SA 144A, 1.09%, 10/28/16 (a)	502
790,000	Banque PSA Finance SA 144A, 2.14%, 4/04/14 (a)	790
590,000	BNP Paribas SA, 0.83%, 12/12/16	592
270,000	BNP Paribas SA, 3.60%, 2/23/16	284
290,000	BPCE SA, 1.49%, 4/25/16	294
400,000	Credit Agricole SA 144A, 1.10%, 10/03/16 (a)	402
310,000	Credit Agricole SA/London 144A, 1.40%, 4/15/16 (a)	314
160,000	Electricite de France 144A, 0.69%, 1/20/17 (a)	160
290,000	Electricite de France 144A, 1.15%, 1/20/17 (a)	291
500,000	RCI Banque SA 144A, 2.11%, 4/11/14 (a)	501
500,000	Societe Generale SA, 1.33%, 10/01/18 (b)	503
280,000	Total Capital International SA, 0.81%, 8/10/18	282

		4,915

Germany (USD) (1%)
850,000	FMS Wertmanagement AoeR, 0.63%, 4/18/16	851

Ireland (GBP) (0%)
250,000	GE Capital UK Funding, 0.67%, 3/20/17	405

Ireland (USD) (1%)
700,000	Trade MAPS 1 Ltd. 144A, 0.87%, 12/10/18 (a)	701

Italy (USD) (1%)
480,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	480

Japan (USD) (2%)
320,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.69%, 2/26/16 (a)	321
200,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.85%, 9/09/16 (a)(b)	201
800,000	Japan Bank for International Cooperation/Japan, 2.50%, 5/18/16	832
340,000	Nomura Holdings Inc., 1.69%, 9/13/16	346
200,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	198
250,000	Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	251
270,000	Sumitomo Mitsui Banking Corp., 1.30%, 1/10/17	271

		2,420

Luxembourg (USD) (1%)
200,000	ArcelorMittal, 4.25%, 8/05/15	207
400,000	Far East Capital Ltd. SA 144A, 8.00%, 5/02/18 (a)	359
480,000	Mallinckrodt International Finance SA 144A, 3.50%, 4/15/18 (a)	480

		1,046

Mexico (MXN) (2%)
21,773,500	Mexican Bonos, 5.00%, 6/15/17	1,648

Principal or Shares	Security Description	Value (000)

5,898,500	Mexican Bonos, 6.00%, 6/18/15	$454

		2,102

Mexico (USD) (1%)
100,000	America Movil SAB de CV, 3.63%, 3/30/15	104
300,000	Grupo Idesa SA de CV 144A, 7.88%, 12/18/20 (a)	302
170,000	Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	163
350,000	Petroleos Mexicanos, 2.26%, 7/18/18 (b)	361

		930

Netherlands (USD) (2%)
500,000	ABN AMRO Bank NV 144A, 1.04%, 10/28/16 (a)	503
300,000	ING Bank NV 144A, 3.75%, 3/07/17 (a)	319
200,000	NXP BV / NXP Funding LLC 144A, 3.50%, 9/15/16 (a)(b)	204
220,000	Volkswagen International Finance NV 144A, 1.13%, 11/18/16 (a)	220
350,000	Volkswagen International Finance NV 144A, 1.15%, 11/20/15 (a)	353

		1,599

New Zealand (USD) (0%)
200,000	ANZ New Zealand International Ltd./London 144A, 1.13%, 3/24/16 (a)	201

Norway (USD) (1%)
1,000,000	Kommunalbanken AS 144A, 0.88%, 10/03/16 (a)	1,003
200,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (a)	208
300,000	Statoil ASA, 0.70%, 11/08/18	302

		1,513

Peru (USD) (0%)
180,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	180

Qatar (USD) (1%)
200,000	Qatar Government International Bond 144A, 3.13%, 1/20/17 (a)	210
400,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III 144A, 5.50%, 9/30/14 (a)	412

		622

Singapore (USD) (1%)
600,000	DBS Bank Ltd. 144A, 0.85%, 7/15/21 (a)	583
435,000	DBS Bank Ltd. 144A, 2.35%, 2/28/17 (a)	447
200,000	Oversea-Chinese Banking Corp. Ltd. 144A, 1.63%, 3/13/15 (a)	203

		1,233

Sweden (EUR) (1%)
400,000	PKO Finance AB, 3.73%, 10/21/15	564
300,000	Scania CV AB, 0.71%, 9/14/15	406

		970

Sweden (USD) (2%)
1,000,000	Kommuninvest I Sverige AB 144A, 0.88%, 12/13/16 (a)	1,002
430,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (a)	429
1,000,000	Svensk Exportkredit AB, 0.63%, 5/31/16	1,000

		2,431

34

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

United Kingdom (EUR) (0%)
300,000	Gracechurch Card Funding PLC 144A,
	1.01%, 2/15/17 (a)	$407

United Kingdom (GBP) (3%)
400,000	Chester Asset Receivables Dealings 2004-1 PLC, 0.71%, 4/15/16	658
280,000	ENW Capital Finance PLC, 6.75%, 6/20/15	493
600,000	National Grid PLC, 6.13%, 4/15/14	996
220,000	Prudential PLC, 1.25%,	361
250,000	SSE PLC, 5.75%,	411
250,000	United Utilities Water PLC, 6.13%, 12/29/15	447

		3,366

United Kingdom (USD) (4%)
190,000	BAT International Finance PLC 144A, 1.40%, 6/05/15 (a)	192
70,000	BP Capital Markets PLC, 0.75%, 5/10/18	70
605,041	Fosse Master Issuer PLC 144A, 1.64%, 10/18/54 (a)	608
750,000	Granite Master Issuer PLC, 1.02%, 12/17/54	700
390,000	HSBC Bank PLC 144A, 0.88%, 5/15/18 (a)	392
400,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	443
400,000	Jaguar Land Rover Automotive PLC 144A, 4.13%, 12/15/18 (a)	405
490,000	Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	501
420,000	State Bank of India/London, 4.50%, 7/27/15	434
310,000	Vodafone Group PLC, 0.62%, 2/19/16	310

		4,055

United States (EUR) (0%)
225,000	Parker Hannifin Corp., 4.13%, 11/11/15	321

United States (GBP) (0%)
150,000	American Express Credit Corp., 5.38%, 10/01/14 (c)	254

United States (USD) (50%)
200,000	AbbVie Inc., 1.20%, 11/06/15	202
175,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (a)	183
500,000	Ally Financial Inc., 3.50%, 7/18/16	515
410,000	American Express Co., 0.83%, 5/22/18	410
70,000	American Express Credit Corp., 1.75%, 6/12/15	71
200,000	American Honda Finance Corp., 1.13%, 10/07/16	201
300,000	American Honda Finance Corp. 144A, 1.45%, 2/27/15 (a)	303
90,000	American International Group Inc., 2.38%, 8/24/15	92
195,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	209
175,000	Apple Inc., 0.45%, 5/03/16 (b)	175
160,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (a)	167
250,000	Ashland Inc., 3.00%, 3/15/16	256
160,000	Astoria Financial Corp., 5.00%, 6/19/17	172
300,000	AT&T Inc., 0.62%, 2/12/16	300
110,000	Autodesk Inc., 1.95%, 12/15/17	111
130,000	AutoZone Inc., 1.30%, 1/13/17	130
110,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	115

Principal or Shares	Security Description	Value (000)

435,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc., 4.88%, 11/15/17 (b)	$456
450,000	Bank of America Corp., 1.28%, 1/15/19	454
390,000	Bank of America Corp., 1.32%, 3/22/18 (b)	395
175,000	Bank of America Corp., 3.70%, 9/01/15 (b)	183
100,000	Bank of America Corp., 3.75%, 7/12/16	106
206,822	Bank of America Mortgage 2002-K Trust, 2.75%, 10/20/32	212
270,000	Bank of New York Mellon Corp., 0.80%, 8/01/18	271
90,000	Baxter International Inc., 0.95%, 6/01/16	90
90,000	BB&T Corp., 1.60%, 8/15/17	90
325,000	Beaver County Industrial Development
	Authority, 3.38%, 1/01/35	332
140,000	Beverages & More Inc. 144A, 10.00%, 11/15/18 (a)	142
250,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	280
90,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	90
90,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	90
270,000	Capital One Financial Corp., 1.00%, 11/06/15	270
260,000	Capital One Financial Corp., 2.13%, 7/15/14	262
100,000	Carnival Corp., 1.20%, 2/05/16	100
70,000	Carnival Corp., 1.88%, 12/15/17	70
90,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	90
190,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	196
380,000	Citigroup Inc., 1.04%, 4/01/16	383
390,000	Citigroup Inc., 1.25%, 1/15/16	392
359,000	Citigroup Inc., 2.25%, 8/07/15	367
220,000	CNH Capital LLC, 3.88%, 11/01/15	227
60,000	Computer Sciences Corp., 2.50%, 9/15/15	61
80,000	ConAgra Foods Inc., 1.30%, 1/25/16	81
40,000	ConAgra Foods Inc., 1.35%, 9/10/15	40
203,162	Credit Suisse Mortgage Capital Certificates 144A, 1.16%, 2/27/47 (a)	204
414,788	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	383
214,632	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	198
300,000	Daimler Finance North America LLC 144A, 0.92%, 8/01/16 (a)	302
170,000	Daimler Finance North America LLC 144A, 1.25%, 1/11/16 (a)	171
260,000	Devon Energy Corp., 1.20%, 12/15/16	261
545,000	Digital Realty Trust LP, 4.50%, 7/15/15 (b)	567
140,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.13%, 2/15/16 (b)	146
34,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.50%, 3/01/16	36
165,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 4.75%, 10/01/14	170
440,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18	440
230,000	DISH DBS Corp., 4.63%, 7/15/17	241
210,000	Dow Chemical Co., 2.50%, 2/15/16	216
440,000	E*TRADE Financial Corp., 6.00%, 11/15/17	466
140,000	Eaton Corp., 0.95%, 11/02/15	141

35	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

372,264	Enterprise Fleet Financing LLC 144A, 1.14%, 11/20/17 (a)	$373
60,000	Enterprise Products Operating LLC, 1.25%, 8/13/15	60
60,000	Equifax Inc., 4.45%, 12/01/14	62
100,000	Express Scripts Holding Co., 2.10%, 2/12/15	102
600,000	Fannie Mae Connecticut Avenue Securities, 1.76%, 1/25/24	600
240,775	Fannie Mae Connecticut Avenue Securities, 2.16%, 10/25/23	243
867,128	FDIC Structured Sale Guaranteed Notes 144A, 0.89%, 12/04/20 (a)	876
476,297	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	493
405,882	FDIC Trust 144A, 2.18%, 5/25/50 (a)	410
110,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	108
250,000	Fifth Third Bank/Ohio, 4.75%, 2/01/15	260
236,318	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (a)	237
240,000	Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 7/01/16	241
200,000	Ford Motor Credit Co. LLC, 1.49%, 5/09/16	203
370,000	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	381
500,000	Ford Motor Credit Co. LLC, 5.63%, 9/15/15 (b)	536
100,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15 (c)	101
100,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17 (c)	102
140,000	General Motors Financial Co. Inc. 144A, 2.75%, 5/15/16 (a)	142
220,000	General Motors Financial Co. Inc. 144A, 4.75%, 8/15/17 (a)	233
450,000	Glencore Funding LLC 144A, 1.60%, 1/15/19 (a)	443
510,000	Goldman Sachs Group Inc., 1.34%, 11/15/18	512
410,000	Goldman Sachs Group Inc., 1.44%, 4/30/18	415
210,000	Goldman Sachs Group Inc., 3.63%, 2/07/16 (b)	220
400,000	GSAMP Trust 2004-SEA2, 0.81%, 3/25/34	399
570,826	HarborView Mortgage Loan Trust 2005-14, 2.72%, 12/19/35	512
90,000	Harley-Davidson Financial Services Inc. 144A, 1.15%, 9/15/15 (a)	90
680,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	705
490,000	Hewlett-Packard Co., 1.18%, 1/14/19	490
540,000	Hilton USA Trust 2013-HLF 144A, 1.17%, 11/05/30 (a)	540
360,000	HSBC USA Inc., 1.13%, 9/24/18	365
100,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (a)	105
140,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (a)	145
260,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 3.50%, 3/15/17 (a)	261
100,000	Ingredion Inc., 3.20%, 11/01/15	104
380,000	International Lease Finance Corp.,
	2.19%, 6/15/16 (b)	384

Principal or Shares	Security Description	Value (000)

85,000	International Lease Finance Corp., 4.88%, 4/01/15	$88
170,000	International Lease Finance Corp. 144A, 6.50%, 9/01/14 (a)	176
359,484	Invitation Homes 2013-SFR1 Trust 144A, 1.31%, 12/17/30 (a)	359
260,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15	270
200,000	John Deere Capital Corp., 1.05%, 10/11/16	201
190,000	JPMorgan Chase & Co., 1.10%, 10/15/15	191
200,000	JPMorgan Chase & Co., 1.14%, 1/25/18	203
250,000	KeyBank NA/Cleveland OH, 0.73%, 11/25/16	251
170,000	KeyCorp, 3.75%, 8/13/15	177
100,000	Kraft Foods Group Inc., 1.63%, 6/04/15	101
350,000	Kroger Co., 0.80%, 10/17/16	351
200,000	Kroger Co., 2.20%, 1/15/17	205
140,791	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	159
140,000	Marathon Oil Corp., 0.90%, 11/01/15	140
110,000	Masco Corp., 4.80%, 6/15/15	114
94,814	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	99
320,000	Metropolitan Life Global Funding I 144A, 1.70%, 6/29/15 (a)	325
300,000	Morgan Stanley, 1.49%, 2/25/16	304
500,000	Morgan Stanley, 1.52%, 4/25/18 (b)	508
100,000	Murphy Oil Corp., 2.50%, 12/01/17	103
70,000	Mylan Inc./PA 144A, 1.80%, 6/24/16 (a)	71
500,000	Nabors Industries Inc. 144A, 2.35%, 9/15/16 (a)	512
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	257
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	199
160,000	NBCUniversal Enterprise Inc. 144A, 0.92%, 4/15/18 (a)	160
50,000	NextEra Energy Capital Holdings Inc., 1.20%, 6/01/15	50
400,000	NextEra Energy Capital Holdings Inc., 1.34%, 9/01/15	403
290,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (a)	289
140,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (a)	140
90,000	PACCAR Financial Corp., 0.75%, 5/16/16	90
110,000	PACCAR Financial Corp., 0.84%, 12/06/18	111
60,000	PACCAR Financial Corp., 1.05%, 6/05/15	61
60,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 7/11/14 (a)	60
200,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.13%, 5/11/15 (a)	206
70,000	Phillips 66, 2.95%, 5/01/17	73
220,000	Plains Exploration & Production Co., 6.50%, 11/15/20	242
250,000	PNC Bank NA, 1.15%, 11/01/16 (b)	251
200,000	Prudential Financial Inc., 1.02%, 8/15/18	201
270,000	Regions Financial Corp., 2.00%, 5/15/18	264
318,534	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	277
60,000	Reynolds American Inc., 1.05%, 10/30/15 (b)	60
170,000	Rockies Express Pipeline LLC 144A,
	3.90%, 4/15/15 (a)	170

36

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

220,000	Sabine Pass LNG LP, 7.50%, 11/30/16	$246
200,000	SABMiller Holdings Inc. 144A, 0.93%, 8/01/18 (a)	201
125,000	SandRidge Energy Inc., 8.75%, 1/15/20	136
100,000	SBA Communications Corp., 5.63%, 10/01/19	104
287,812	Sequoia Mortgage Trust, 1.45%, 2/25/43	283
274,984	Sequoia Mortgage Trust, 1.55%, 4/25/43	255
232,077	Sequoia Mortgage Trust, 3.50%, 4/25/42	238
60,000	Simon Property Group LP, 4.20%, 2/01/15	62
381,064	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	381
139,118	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (a)	139
464,731	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	465
130,305	Springleaf Mortgage Loan Trust 144A, 2.22%, 10/25/57 (a)	133
200,000	Starbucks Corp., 0.88%, 12/05/16	200
423,347	Structured Agency Credit Risk Debt Notes, 1.61%, 11/25/23	423
570,000	SunTrust Bank/Atlanta GA, 1.35%, 2/15/17	572
200,000	TD Ameritrade Holding Corp., 4.15%, 12/01/14	206
145,000	Tesoro Corp., 4.25%, 10/01/17	152
150,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	150
796,339	Thornburg Mortgage Securities Trust 2004-1, 1.75%, 3/25/44	784
140,000	Time Warner Inc., 3.15%, 7/15/15	145
260,000	T-Mobile USA Inc. 144A, 5.25%, 9/01/18 (a)(b)	275
180,000	Toll Brothers Finance Corp., 4.00%, 12/31/18	183
380,000	Total System Services Inc., 2.38%, 6/01/18	379
5,000,000	U.S. Treasury Note, 0.25%, 5/15/16	4,980
300,000	U.S. Treasury Note, 0.38%, 3/15/16	300
1,590,000	U.S. Treasury Note, 0.50%, 6/15/16	1,591
1,600,000	U.S. Treasury Note, 0.63%, 7/15/16	1,605
3,260,000	U.S. Treasury Note, 0.75%, 1/15/17	3,267
200,000	U.S. Treasury Note, 1.25%, 10/31/15 (d)	203
60,000	UnitedHealth Group Inc., 1.40%, 10/15/17 (b)	60
181,000	Ventas Realty LP, 1.55%, 9/26/16	183
110,000	Verizon Communications Inc., 1.77%, 9/15/16	113
250,000	Verizon Communications Inc., 1.99%, 9/14/18 (b)	262
100,000	Viacom Inc., 4.38%, 9/15/14	102
98,145	VOLT XIX LLC 144A, 3.63%, 4/25/55 (a)	98
498,904	VOLT XX LLC 144A, 3.63%, 3/25/54 (a)	498
498,656	VOLT XXI LLC 144A, 3.63%, 11/25/53 (a)	497
170,000	Vornado Realty LP, 4.25%, 4/01/15	175
120,000	Walgreen Co., 1.00%, 3/13/15	121
503,273	WaMu Mortgage Pass Through Certificates, 2.42%, 10/25/36	441
120,000	WellPoint Inc., 1.25%, 9/10/15	121
460,000	WellPoint Inc., 2.38%, 2/15/17	474
280,000	Wells Fargo & Co., 0.87%, 4/23/18	282
500,000	Western Union Co., 1.24%, 8/21/15	502
390,000	Windstream Corp., 7.88%, 11/01/17	448
100,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (a)	101
100,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (a)	101
150,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	152
230,000	WPX Energy Inc., 5.25%, 1/15/17 (b)	248

		56,246

Principal or Shares	Security Description	Value (000)

Virgin Islands (British) (USD) (0%)
200,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	$200
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	193

		393

Total Bonds (Cost - $109,116)		109,501

Purchased Put Options (0%)
105	2 Year Mid Curve Option, 98,6/13/14	17
45	Euro 2 Year Mid Curve Option, 97.25, 9/12/14	10
22	U.S. Treasury 5 Year Futures Option, 118, 3/21/14	3

Total Purchased Put Options (Cost - $40)		30

Investment Company (6%)
5,478,481	Payden Cash Reserves Money Market Fund *	5,478
100,000	Payden Floating Rate Fund, Institutional Class *	1,006

Total Investment Company (Cost - $6,478)		6,484

Total (Cost - $118,413) (105%)		118,804
Liabilities in excess of Other Assets (-5%)		(5,379)

Net Assets (100%)		$113,425

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $4,100 and the total market value of the collateral held by the Fund is $4,219. Amount in 000s.
(c)	Principal in foreign currency.
(d)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.

37	Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/16/2014	Brazilian Real (Sell 664)	Barclays	$ 1
2/10/2014	Canadian Dollar (Sell 1,016)	RBC Capital	33
2/10/2014	Euro (Sell 1,911)	Citibank	29

			$ 63

Liabilities:
2/10/2014	British Pound (Sell 3,431)	HSBC Securities	(11)
3/25/2014	Mexican Peso (Sell 28,210)	RBS	(24)

			$(35)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
23	U.S. Treasury 2 Year Futures Option	Apr-14	$ 5,064	$ 9
34	U.S. Treasury 5 Year Note Future	Apr-14	(4,101)	(2)

				$ 7

38

Payden Global Fixed Income Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bonds (73%)
Australia (USD) (1%)
260,000	Macquarie Group Ltd. 144A, 1.24%, 1/31/17 (a)	$260
180,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.90%, 3/22/23 (a)	176

		436

Bermuda (EUR) (1%)
150,000	Fidelity International Ltd., 6.88%, 2/24/17	230

Brazil (BRL) (1%)
337,000	Brazil Notas do Tesouro Nacional,
	6.00%, 5/15/15	333
700,000	BRF SA 144A, 7.75%, 5/22/18 (a)	235

		568

Canada (CAD) (1%)
130,000	Canadian Government Bond, 3.75%, 6/01/19	129
200,000	Canadian Government Bond, 5.00%, 6/01/37	244

		373

Denmark (EUR) (1%)
200,000	Carlsberg Breweries A/S, 2.63%, 11/15/22	270

Finland (EUR) (1%)
140,000	Finland Government Bond, 2.63%, 7/04/42 (b)	189
170,000	Finland Government Bond, 2.75%, 7/04/28 (b)	241

		430

France (CAD) (1%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	320

France (EUR) (3%)
690,000	France Government Bond OAT, 3.25%, 10/25/21	1,040

France (GBP) (1%)
100,000	AXA SA, 5.63%, 1/16/54	166
100,000	Cie de St-Gobain, 4.63%, 10/09/29	166

		332

France (USD) (2%)
200,000	Banque Federative du Credit Mutuel SA 144A, 2.50%, 10/29/18 (a)(c)	199
200,000	BPCE SA, 5.70%, 10/22/23 (b)	207
260,000	Credit Agricole SA/London 144A, 1.40%, 4/15/16 (a)	263

		669

Germany (EUR) (2%)
250,000	Bundesobligation, 0.25%, 4/13/18	335
200,000	Bundesrepublik Deutschland, 4.75%, 7/04/34	372
100,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	194

		901

Ireland (EUR) (1%)
190,000	Aquarius and Investments PLC for Zurich Insurance Co. Ltd., 4.25%, 10/02/43	266
50,000	GE Capital European Funding, 2.25%, 7/20/20	69

		335

Ireland (GBP) (1%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	231

Ireland (RUB) (1%)
10,000,000	Novatek OAO via Novatek Finance Ltd. 144A, 7.75%, 2/21/17 (a)	281

Principal or Shares	Security Description	Value (000)

Italy (EUR) (4%)
150,000	Italy Buoni Poliennali Del Tesoro, 3.75%, 4/15/16	$214
900,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 2/01/20	1,332
80,000	Italy Buoni Poliennali Del Tesoro, 5.00%, 8/01/39	116

		1,662

Italy (USD) (0%)
220,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	220

Japan (GBP) (0%)
120,000	Sumitomo Mitsui Banking Corp., 1.08%, 3/18/16	198

Japan (JPY) (8%)
40,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23	399
40,000,000	Japan Government Ten Year Bond, 1.40%, 6/20/19	416
85,000,000	Japan Government Ten Year Bond, 1.50%, 12/20/17	875
25,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	266
15,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	165
80,000,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33	816

		2,937

Japan (USD) (0%)
200,000	Sompo Japan Insurance Inc. 144A, 5.33%, 3/28/73 (a)(c)	206

Jersey (EUR) (1%)
50,000	Heathrow Funding Ltd., 4.60%, 2/15/18 (b)	76
170,000	UBS AG/Jersey, 4.50%, 9/16/19	234

		310

Netherlands (EUR) (2%)
100,000	KBC Internationale Financieringsmaatschappij NV, 2.13%, 9/10/18	139
340,000	Netherlands Government Bond 144A, 2.25%, 7/15/22 (a)	479

		618

Netherlands (USD) (1%)
260,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.63%, 12/01/23	264
200,000	ING Bank NV 144A, 1.19%, 3/07/16 (a)	202

		466

Spain (EUR) (2%)
90,000	Spain Government Bond, 4.20%, 1/31/37	117
180,000	Spain Government Bond, 4.25%, 10/31/16	261
230,000	Spain Government Bond, 4.85%, 10/31/20	346

		724

Sweden (EUR) (1%)
200,000	SBAB Bank AB, 2.38%, 9/04/20	275

United Kingdom (EUR) (2%)
100,000	HSBC Holdings PLC, 3.38%, 1/10/24	138
50,000	Imperial Tobacco Finance PLC, 8.38%, 2/17/16	77
165,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	262

39	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

120,000	Royal Bank of Scotland PLC, 6.93%, 4/09/18	$184
150,000	Standard Chartered Bank, 5.88%, 9/26/17	230

		891

United Kingdom (GBP) (5%)
110,000	Aviva PLC, 6.13%, 11/14/36	196
75,000	Barclays Bank PLC, 6.75%, 1/16/23	137
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	213
110,000	HSBC Bank PLC, 5.38%, 11/04/30	192
100,000	InterContinental Hotels Group PLC, 6.00%, 12/09/16	183
100,000	Next PLC, 5.38%, 10/26/21	185
180,000	United Kingdom Gilt, 2.75%, 1/22/15	303
120,000	United Kingdom Gilt, 4.25%, 12/07/55	233
190,000	United Kingdom Gilt, 4.75%, 12/07/38	381

		2,023

United Kingdom (USD) (1%)
300,000	Standard Chartered PLC 144A, 3.95%, 1/11/23 (a)	282

United States (EUR) (1%)
200,000	AT&T Inc., 1.88%, 12/04/20	269
100,000	Morgan Stanley, 5.38%, 8/10/20	160
100,000	National Grid North America Inc., 1.75%, 2/20/18	137

		566

United States (GBP) (0%)
100,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 4.38%, 9/14/29	154

United States (USD) (27%)
115,000	Altria Group Inc., 4.75%, 5/05/21	126
260,000	American Express Bank FSB, 0.46%, 6/12/17	258
150,000	American International Group Inc., 3.00%, 3/20/15	154
105,000	American Tower Corp., 3.50%, 1/31/23	100
190,000	Bank of America Corp., 1.25%, 1/11/16 (c)	191
100,000	Bank of America Corp., 3.70%, 9/01/15	104
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17 (c)	234
100,000	BioMed Realty LP, 3.85%, 4/15/16	105
190,000	Buckeye Partners LP, 5.85%, 11/15/43	195
190,000	Carlyle Holdings II Finance LLC 144A, 5.63%, 3/30/43 (a)	196
90,000	CBS Corp., 5.75%, 4/15/20	102
190,000	Celgene Corp., 2.30%, 8/15/18 (c)	192
145,000	Chubb Corp., 6.38%, 3/29/67	161
213,000	Citigroup Inc., 6.01%, 1/15/15	224
150,000	Daimler Finance North America LLC 144A, 1.88%, 1/11/18 (a)	150
200,000	Digital Realty Trust LP, 5.88%, 2/01/20 (c)	220
150,000	Dignity Health, 3.13%, 11/01/22	138
152,000	Dow Chemical Co., 9.40%, 5/15/39	236
420,000	FNMA 30YR TBA, 4.50% (d)	451
160,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	185
50,000	General Electric Capital Corp., 5.88%, 1/14/38	58
120,000	General Electric Capital Corp., 6.38%, 11/15/67	131
190,000	Glencore Funding LLC 144A, 1.40%, 5/27/16 (a)	190
53,461	GreenPoint Mortgage Funding Trust, 0.44%, 6/25/45	35
215,000	Health Care REIT Inc., 4.95%, 1/15/21	232

Principal or Shares	Security Description	Value (000)

26,618	Indymac Index Mortgage Loan Trust, 2.62%, 10/25/34	$26
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	117
260,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (a)	266
135,000	Lexington Realty Trust 144A, 4.25%, 6/15/23 (a)	131
115,000	MDC Holdings Inc., 6.00%, 1/15/43	102
80,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	88
130,000	Merrill Lynch & Co. Inc., 6.88%, 4/25/18	155
45,000	MetLife Inc., 6.40%, 12/15/36	47
55,000	MetLife Inc., 10.75%, 8/01/39 (c)	82
200,000	Metropolitan Edison Co. 144A, 3.50%, 3/15/23 (a)	192
200,000	Morgan Stanley, 4.10%, 5/22/23	195
100,000	Murphy Oil Corp., 2.50%, 12/01/17	103
95,000	NBCUniversal Media LLC, 4.38%, 4/01/21	102
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	60
75,000	Owens Corning, 4.20%, 12/15/22	74
110,000	Prudential Financial Inc., 5.63%, 6/15/43	111
152,000	Prudential Financial Inc., 7.38%, 6/15/19	189
185,000	Ryder System Inc., 3.50%, 6/01/17	196
150,000	Sempra Energy, 9.80%, 2/15/19	200
110,000	State Street Corp., 4.96%, 3/15/18	121
135,819	Structured Adjustable Rate Mortgage Loan Trust, 2.48%, 10/25/34	136
192,276	Thornburg Mortgage Securities Trust, 0.90%, 9/25/44	186
450,000	U.S. Treasury Bill, 0.02%, 5/15/14 (e)(f)	450
200,000	U.S. Treasury Note, 0.63%, 8/31/17	197
820,000	U.S. Treasury Note, 0.88%, 12/31/16	825
320,000	U.S. Treasury Note, 0.88%, 1/31/17 (e)	321
130,000	U.S. Treasury Note, 3.13%, 5/15/21	138
150,000	Viacom Inc., 2.50%, 9/01/18	153
195,000	Vornado Realty LP, 4.25%, 4/01/15	200
80,000	Wachovia Corp., 5.50%, 8/01/35	84
170,000	WellPoint Inc., 2.30%, 7/15/18 (c)	171
238,000	Wells Fargo & Co. 144A, 4.48%, 1/16/24 (a)	244
155,000	Williams Companies Inc., 3.70%, 1/15/23 (c)	140
90,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	91

		10,261

Total Bonds (Cost - $27,782)		28,209

Investment Company (28%)
1,395,674	Payden Cash Reserves Money Market Fund *	1,396
356,517	Payden Emerging Markets Bond Fund, Institutional Class *	4,738
176,983	Payden Emerging Markets Local Bond Fund, Investor Class *	1,486
444,029	Payden High Income Fund, Investor Class *	3,135

Total Investment Company (Cost - $11,792)		10,755

Total (Cost - $39,574) (101%)		38,964
Liabilities in excess of Other Assets (-1%)		(434)

Net Assets (100%)		$38,530

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

40

Payden Global Fixed Income Fund continued

It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $1,349 and the total market value of the collateral held by the Fund is $1,396. Amounts in 000s.
(d)	Security was purchased on a delayed delivery basis.
(e)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/24/2014	Australian Dollar (Sell 1,314)	RBC Capital	$ 43
2/10/2014	Australian Dollar (Sell 389)	RBS	8
4/16/2014	Brazilian Real (Sell 1,491)	Barclays	3
2/10/2014	Canadian Dollar (Sell 1,015)	RBC Capital	33
2/24/2014	Canadian Dollar (Sell 2,256)	RBC Capital	63
4/29/2014	Euro (Sell 1,711)	Bank of America	32
2/10/2014	Euro (Sell 2,972)	Citibank	45
2/10/2014	Euro (Sell 2,477)	RBC Capital	37
2/25/2014	Euro (Buy 2,075)	RBC Capital	6
2/10/2014	Euro (Sell 2,766)	State Street	43
2/18/2014	Russian Ruble (Sell 10,220)	HSBC Securities	17
2/10/2014	Swiss Franc (Sell 297)	RBS	2
2/25/2014	Swiss Franc (Buy 297)	RBS	4

			$336

Liabilities:
2/25/2014	Australian Dollar (Buy 386)	RBS	$(21)
4/28/2014	British Pound (Buy 938)	Bank of America	(2)
2/10/2014	British Pound (Sell 1,425)	HSBC Securities	(5)
2/25/2014	British Pound (Sell 501)	HSBC Securities	(16)
2/25/2014	Canadian Dollar (Buy 217)	RBS	(12)
2/10/2014	Japanese Yen (Sell 352,200)	Barclays	(69)
2/25/2014	Japanese Yen (Buy 53,100)	Barclays	(11)
3/31/2014	Japanese Yen (Sell 258,600)	Barclays	(47)
3/20/2014	Norwegian Krone (Buy 9,448)	JP Morgan	(38)
2/20/2014	Poland Zloty (Buy 2,353)	Barclays	(26)
4/30/2014	Swiss Franc (Sell 1,401)	State Street	(4)

			$(251)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
25	Australian 3 Year Bond Future	Mar-14	$2,384	$ 15
2	Canadian 10 Year Bond Future	Mar-14	236	6
2	Euro-Bobl Future	Mar-14	342	3
9	Euro-Schatz Future	Mar-14	1,343	5
2	Japan 10 Year Bond Future	Mar-14	2,833	14
2	Long Gilt Future	Mar-14	(363)	(6)
7	U.S. Long Bond Future	Mar-14	(935)	(22)
51	U.S. Treasury 10 Year Note Future	Mar-14	(6,413)	(63)
19	U.S. Treasury 5 Year Note Future	Mar-14	2,292	(5)
2	U.S. Ultra Long Bond Future	Mar-14	287	11

				$(42)

41	Payden Mutual Funds

Payden Emerging Markets Bond Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bonds (98%)
Argentina (USD) (1%)
4,860,000	City of Buenos Aires Argentina 144A, 9.95%, 3/01/17 (a)	$4,520

Armenia (USD) (1%)
10,190,000	Republic of Armenia 144A, 6.00%, 9/30/20 (a)	10,226

Azerbaijan (USD) (0%)
2,620,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	2,469

Belarus (USD) (1%)
7,880,000	Republic of Belarus, 8.75%, 8/03/15 (b)	7,939
3,860,000	Republic of Belarus, 8.95%, 1/26/18	3,928

		11,867

Bolivia (USD) (0%)
1,610,000	Bolivian Government International Bond 144A, 5.95%, 8/22/23 (a)	1,630

Brazil (BRL) (1%)
8,110,000	Brazil Notas do Tesouro Nacional, 13.80%, 8/15/22	7,539

Brazil (USD) (2%)
4,570,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 5.75%, 9/26/23 (a)(b)	4,461
4,730,000	Cielo SA/Cielo USA Inc. 144A, 3.75%, 11/16/22 (a)	4,151
4,530,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (a)(b)	3,715

		12,327

Cayman Islands (USD) (5%)
4,140,000	AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 144A, 9.50%, 11/12/20 (a)	4,451
4,440,000	Brazil Minas SPE via State of Minas Gerais 144A, 5.33%, 2/15/28 (a)(b)	4,052
4,560,000	China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23	4,351
2,890,000	Comcel Trust 144A, 6.88%, 2/06/24 (a)	2,879
4,360,000	Grupo Aval Ltd. 144A, 4.75%, 9/26/22 (a)(b)	4,055
3,870,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	4,078
3,885,000	Kaisa Group Holdings Ltd. 144A, 8.88%, 3/19/18 (a)	3,904
4,000,000	Odebrecht Finance Ltd. 144A, 7.13%, 6/26/42 (a)	3,770
4,160,000	Petrobras International Finance Co., 5.38%, 1/27/21	4,128
3,940,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (a)(b)	4,112

		39,780

Chile (USD) (1%)
2,290,000	CFR International SpA 144A, 5.13%, 12/06/22 (a)	2,133
2,340,000	Corp Nacional del Cobre de Chile 144A, 3.00%, 7/17/22 (a)	2,161
3,580,000	Corp. Nacional del Cobre de Chile 144A, 5.63%, 10/18/43 (a)(b)	3,612

		7,906

China (USD) (0%)
4,370,000	Golden Eagle Retail Group Ltd. 144A, 4.63%, 5/21/23 (a)	3,713

Principal or Shares	Security Description	Value (000)

Colombia (COP) (1%)
6,956,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	$3,592
5,084,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	2,179

		5,771

Colombia (USD) (4%)
4,030,000	Bancolombia SA, 6.13%, 7/26/20 (b)	4,171
4,300,000	Colombia Government International Bond, 4.00%, 2/26/24	4,106
9,390,000	Colombia Government International Bond, 7.38%, 9/18/37 (b)	11,362
4,270,000	Colombia Telecomunicaciones SA ESP 144A, 5.38%, 9/27/22 (a)	4,003
4,310,000	Ecopetrol SA, 5.88%, 9/18/23	4,493
3,400,000	Ecopetrol SA, 7.63%, 7/23/19	3,995
3,800,000	Transportadora de Gas Internacional SA ESP 144A, 5.70%, 3/20/22 (a)	3,924

		36,054

Costa Rica (CRC) (1%)
2,471,700,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	4,986
1,556,600,000	Republic of Costa Rica 144A, 11.50%, 12/21/22 (a)	3,519

		8,505

Costa Rica (USD) (2%)
4,080,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	4,060
4,240,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (a)	4,149
3,510,000	Costa Rica Government International Bond 144A, 4.25%, 1/26/23 (a)	3,176
2,780,000	Costa Rica Government International Bond 144A, 4.38%, 4/30/25 (a)	2,436
2,110,000	Instituto Costarricense de Electricidad 144A, 6.38%, 5/15/43 (a)	1,727

		15,548

Croatia (USD) (2%)
4,470,000	Croatia Government International Bond 144A, 6.00%, 1/26/24 (a)	4,365
3,015,000	Croatia Government International Bond, 6.38%, 3/24/21 (c)	3,135
7,660,000	Croatia Government International Bond, 6.75%, 11/05/19 (c)	8,206
3,960,000	Hrvatska Elektroprivreda 144A, 6.00%, 11/09/17 (a)	4,054

		19,760

Dominica Republic (USD) (2%)
4,320,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.25%, 11/13/19 (a)(b)	3,434
8,340,000	Banco de Reservas de La Republica Dominicana 144A, 7.00%, 2/01/23 (a)	7,756
1,060,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (a)	1,060
3,820,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	4,188

		16,438

El Salvador (USD) (1%)
7,300,000	Republic of El Salvador 144A, 5.88%, 1/30/25 (a)	6,716

42

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

Gabon (USD) (0%)
3,470,000	Gabonese Republic 144A, 6.38%, 12/12/24 (a)	$3,583

Georgia (USD) (1%)
3,840,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	3,999
3,930,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	4,166
3,690,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	4,016

		12,181

Ghana (USD) (1%)
2,580,000	Republic of Ghana 144A, 7.88%, 8/07/23 (a)(b)	2,412
5,470,000	Republic of Ghana, 8.50%, 10/04/17 (b)(c)	5,716

		8,128

Guatemala (USD) (1%)
4,020,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (a)	4,191

Honduras (USD) (1%)
8,550,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (a)	8,229
2,060,000	Republic of Honduras 144A, 8.75%, 12/16/20 (a)	2,130

		10,359

Hong Kong (USD) (1%)
4,010,000	Yingde Gases Investment Ltd. 144A, 8.13%, 4/22/18 (a)(b)	4,105

Hungary (USD) (2%)
2,070,000	MFB Magyar Fejlesztesi Bank Zrt 144A, 6.25%, 10/21/20 (a)	2,148
6,120,000	Republic of Hungary, 4.13%, 2/19/18	6,143
5,670,000	Republic of Hungary, 6.25%, 1/29/20	6,095

		14,386

India (USD) (1%)
4,609,000	ICICI Bank Ltd. 144A, 6.38%, 4/30/22 (a)	4,540

Indonesia (USD) (4%)
2,080,000	Indonesia Government International Bond 144A, 4.88%, 5/05/21 (a)	2,062
2,070,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (a)	2,114
1,980,000	Indonesia Government International Bond 144A, 6.75%, 1/15/44 (a)(b)	2,000
6,070,000	Indonesia Government International Bond, 8.50%, 10/12/35 (c)	7,284
6,280,000	Pertamina Persero PT 144A, 4.30%, 5/20/23 (a)	5,354
8,540,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	8,177
4,110,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (a)	3,308
4,330,000	Star Energy Geothermal Wayang Windu Ltd. 144A, 6.13%, 3/27/20 (a)	4,016

		34,315

Ireland (USD) (2%)
3,020,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	2,915
3,550,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18 (c)	4,087
2,400,000	Vnesheconombank Via VEB Finance PLC 144A, 6.80%, 11/22/25 (a)	2,487
3,690,000	Vnesheconombank Via VEB Finance PLC, 6.90%, 7/09/20 (c)	4,008

		13,497

Ivory Coast (USD) (1%)
13,660,000	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (a)	11,918

Principal or Shares	Security Description	Value (000)

Kazakhstan (USD) (2%)
9,060,000	Development Bank of Kazakhstan JSC 144A, 4.13%, 12/10/22 (a)	$8,154
3,650,000	KazAgro National Management Holding JSC 144A, 4.63%, 5/24/23 (a)	3,321
2,920,000	KazMunaiGaz Finance Sub BV 144A, 11.75%, 1/23/15 (a)	3,199
5,530,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/30/43 (a)	4,700

		19,374

Luxembourg (USD) (3%)
4,250,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	4,011
4,910,000	Far East Capital Ltd. SA 144A, 8.00%, 5/02/18 (a)	4,407
2,760,000	Gazprom Neft OAO Via GPN Capital SA 144A, 4.38%, 9/19/22 (a)	2,505
6,430,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 7/19/22 (a)	6,132
3,900,000	Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37 (c)	4,080
4,440,000	Sberbank of Russia Via SB Capital SA 144A, 5.13%, 10/29/22 (a)	4,185

		25,320

Mexico (MXN) (3%)
361,600	America Movil SAB de CV, 6.45%, 12/05/22	2,460
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43	1,920
72,970,000	Mexican Bonos, 8.50%, 11/18/38	5,937
81,140,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	6,174
71,600,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	4,742

		21,233

Mexico (USD) (5%)
2,780,000	Grupo Cementos de Chihuahua SAB de CV 144A, 8.13%, 2/08/20 (a)	2,916
1,220,000	Grupo Cementos de Chihuahua SAB de CV, 8.13%, 2/08/20 (b)(c)	1,280
4,040,000	Grupo Idesa SA de CV 144A, 7.88%, 12/18/20 (a)	4,070
4,040,000	Grupo KUO SAB De CV 144A, 6.25%, 12/04/22 (a)	4,040
4,280,000	Mexichem SAB de CV 144A, 4.88%, 9/19/22 (a)	4,103
2,950,000	Mexico Government International Bond, 4.00%, 10/02/23 (b)	2,909
6,198,000	Mexico Government International Bond, 5.55%, 1/21/45 (b)	6,136
3,108,000	Mexico Government International Bond, 6.75%, 9/27/34	3,621
6,430,000	Petroleos Mexicanos, 5.50%, 6/27/44	5,782
2,250,000	Petroleos Mexicanos 144A, 6.38%, 1/23/45 (a)	2,256

		37,113

Morocco (USD) (2%)
6,567,000	Morocco Government International Bond 144A, 4.25%, 12/11/22 (a)	6,123
7,100,000	Morocco Government International Bond 144A, 5.50%, 12/11/42 (a)(b)	6,195

		12,318

Netherlands (USD) (5%)
4,190,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	4,022

43	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,100,000	GTB Finance BV 144A, 6.00%, 11/08/18 (a)	$4,080
8,590,000	Kazakhstan Temir Zholy Finance BV 144A, 6.38%, 10/06/20 (a)	9,256
3,770,000	Kazakhstan Temir Zholy Finance BV 144A, 6.95%, 7/10/42 (a)	3,732
3,875,000	Majapahit Holding BV 144A,
	7.88%, 6/29/37 (a)	3,972
9,695,000	Majapahit Holding BV 144A,
	8.00%, 8/07/19 (a)	10,810
4,050,000	Metinvest BV 144A, 8.75%, 2/14/18 (a)	3,726

		39,598

Nigeria (NGN) (1%)
1,646,000,000	Republic of Nigeria 144A,
	11.15%, 2/06/14 (a)(d)	10,116

Nigeria (USD) (0%)
2,450,000	Republic of Nigeria 144A, 5.13%, 7/12/18 (a)	2,496

Panama (USD) (3%)
4,310,000	AES El Salvador Trust II 144A,
	6.75%, 3/28/23 (a)	4,089
4,150,000	Banco de Credito del Peru 144A,
	6.13%, 4/24/27 (a)	4,140
2,575,616	ENA Norte Trust 144A, 4.95%, 4/25/23 (a)	2,511
3,790,000	Republic of Panama, 5.20%, 1/30/20 (b)	4,135
3,670,000	Republic of Panama, 6.70%, 1/26/36	4,119
2,690,000	Republic of Panama, 9.38%, 4/01/29	3,726

		22,720

Paraguay (USD) (1%)
2,190,000	Republic of Paraguay 144A, 4.63%, 1/25/23 (a)	2,130
2,830,000	Telefonica Celular del Paraguay SA 144A, 6.75%, 12/13/22 (a)	2,893

		5,023

Peru (PEN) (0%)
8,520,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	2,802

Peru (USD) (3%)
1,810,000	Cementos Pacasmayo SAA 144A,
	4.50%, 2/08/23 (a)	1,629
3,290,000	El Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (a)(b)	2,936
4,205,000	Maestro Peru SA 144A, 6.75%, 9/26/19 (a)(b)	3,701
3,910,000	Minsur SA 144A, 6.25%, 2/07/24 (a)	3,839
5,040,000	Republic of Peru, 6.55%, 3/14/37 (b)	5,758
4,700,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	4,136

		21,999

Philippines (PHP) (0%)
30,000,000	Republic of Philippines, 6.25%, 1/14/36	669

Philippines (USD) (3%)
2,000,000	Republic of Philippines, 4.20%, 1/21/24	2,025
6,770,000	Republic of Philippines, 6.38%, 10/23/34	8,073
4,677,000	Republic of Philippines, 7.75%, 1/14/31	6,191
5,090,000	San Miguel Corp., 4.88%, 4/26/23 (b)	4,161

		20,450

Romania (USD) (2%)
4,360,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (a)	4,158

Principal or Shares	Security Description	Value (000)

1,830,000	Romanian Government International Bond
	144A, 4.88%, 1/22/24 (a)(b)	$1,793
3,300,000	Romanian Government International Bond
	144A, 6.13%, 1/22/44 (a)	3,236
6,020,000	Romanian Government International Bond
	144A, 6.75%, 2/07/22 (a)	6,818

		16,005

Russian Federation (USD) (1%)
1,600,000	Russian Foreign Bond - Eurobond 144A,
	3.50%, 1/16/19 (a)	1,616
4,000,000	Russian Foreign Bond - Eurobond 144A,
	4.88%, 9/16/23 (a)	4,020

		5,636

Rwanda (USD) (1%)
4,590,000	Republic of Rwanda 144A, 6.63%, 5/02/23 (a)	4,441

Senegal (USD) (0%)
3,720,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	4,036

Serbia (USD) (2%)
7,090,000	Republic of Serbia 144A, 4.88%, 2/25/20 (a)	6,771
3,050,000	Republic of Serbia 144A, 5.25%, 11/21/17 (a)	3,096
1,770,000	Republic of Serbia 144A, 5.88%, 12/03/18 (a)(b)	1,801
6,760,000	Republic of Serbia 144A, 7.25%, 9/28/21 (a)	7,124

		18,792

Singapore (USD) (0%)
3,050,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)	2,902

South Africa (USD) (2%)
5,260,000	Eskom Holdings SOC Ltd. 144A,
	5.75%, 1/26/21 (a)	5,168
9,300,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (a)	8,193

		13,361

Sri Lanka (USD) (2%)
6,030,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	6,188
2,860,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	3,075
7,520,000	Republic of Sri Lanka 144A,
	5.88%, 7/25/22 (a)(b)	7,219

		16,482

Tanzania (USD) (1%)
7,680,000	United Republic of Tanzania, 6.39%, 3/09/20 (c)	8,045

Turkey (USD) (3%)
2,080,000	Export Credit Bank of Turkey 144A,
	5.88%, 4/24/19 (a)	2,078
3,690,000	Republic of Turkey, 6.88%, 3/17/36	3,729
4,010,000	Republic of Turkey, 7.38%, 2/05/25	4,356
3,480,000	Republic of Turkey, 8.00%, 2/14/34	3,958
2,190,000	Turkiye Garanti Bankasi AS 144A,
	4.00%, 9/13/17 (a)	2,116
4,560,000	Turkiye Halk Bankasi AS 144A,
	3.88%, 2/05/20 (a)	3,967
4,250,000	Turkiye Vakiflar Bankasi Tao 144A,
	5.00%, 10/31/18 (a)	4,016

		24,220

Ukraine (USD) (2%)
5,560,000	Ukraine Government International Bond, 6.75%, 11/14/17 (c)	4,830

44

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

5,600,000	Ukraine Government International Bond 144A, 7.50%, 4/17/23 (a)(b)	$4,774
3,600,000	Ukraine Government International Bond 144A, 7.75%, 9/23/20 (a)	3,132
6,630,000	Ukraine Government International Bond 144A, 9.25%, 7/24/17 (a)	6,232

		18,968

United Arab Emirates (USD) (1%)
4,185,000	Dolphin Energy Ltd. 144A, 5.50%, 12/15/21 (a)	4,609

United Kingdom (GHS) (0%)
1,205,000	Standard Chartered Bank 144A,
	23.00%, 8/23/17 (a)	551
6,780,000	Standard Chartered Bank 144A,
	24.00%, 5/27/15 (a)	2,991

		3,542

United States (LKR) (1%)
390,400,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	2,951
126,000,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	952
725,000,000	Citigroup Inc. 144A, 11.00%, 8/06/15 (a)	5,780

		9,683

United States (USD) (2%)
5,690,000	BBVA Bancomer SA/Texas 144A,
	6.75%, 9/30/22 (a)	6,110
10,900,000	Pemex Project Funding Master Trust,
	6.63%, 6/15/35	11,426

		17,536

Uruguay (USD) (1%)
8,090,000	Uruguay Government International Bond,
	4.50%, 8/14/24 (b)	7,999
2,400,000	Uruguay Government International Bond,
	7.63%, 3/21/36	2,931

		10,930

Uruguay (UYU) (1%)
107,225,966	Republic of Uruguay, 5.00%, 9/14/18	5,215

Venezuela (USD) (4%)
4,200,000	Petroleos de Venezuela SA, 5.25%, 4/12/17 (c)	2,866
6,620,000	Petroleos de Venezuela SA 144A,
	8.50%, 11/02/17 (a)	5,154
9,870,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)	6,539
7,940,000	Republic of Venezuela, 5.75%, 2/26/16 (b)(c)	6,412
8,210,000	Republic of Venezuela, 6.00%, 12/09/20 (c)	4,823
3,210,000	Republic of Venezuela, 7.00%, 3/31/38 (b)(c)	1,798
10,250,000	Republic of Venezuela, 7.65%, 4/21/25	5,996

		33,588

Virgin Islands (British) (USD) (1%)
4,010,000	Central American Bottling Corp. 144A,
	6.75%, 2/09/22 (a)	4,085
5,320,000	Sinopec Group Overseas Development 2013 Ltd. 144A, 4.38%, 10/17/23 (a)	5,268

		9,353

Total Bonds (Cost - $846,070)		800,547

Investment Company (5%)
44,756,294	Payden Cash Reserves Money Market Fund *
	(Cost - $44,756)	44,756

Principal or Shares	Security Description	Value (000)

Total (Cost - $890,826) (103%)		$845,303
Liabilities in excess of Other Assets (-3%)		(28,544)

Net Assets (100%)		$816,759

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $39,899 and the total market value of the collateral held by the Fund is $42,052. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/16/2014	Brazilian Real (Sell 18,770)	Barclays	$ 44
2/24/2014	Colombian Peso (Sell 13,329,000)	RBC Capital	245
2/20/2014	Euro (Sell 3,132)	Barclays	23
2/20/2014	Hungarian Forint (Sell 921,000)	State Street	90
2/20/2014	Turkish Lira (Sell 9,180)	UBS Warburg	361

			$ 763

Liabilities:
3/4/2014	Australian Dollar (Sell 9,572)	State Street	(43)
4/16/2014	Brazilian Real (Sell 9,994)	UBS Warburg	(44)
3/25/2014	Mexican Peso (Sell 120,240)	RBS	(45)
2/20/2014	Poland Zloty (Buy 13,391)	Barclays	(68)
5/19/2014	South African Rand (Sell 91,250)	RBS	(142)
3/18/2014	Thailand Baht (Sell 407,710)	Barclays	(2)

			$(344)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
323	U.S. Treasury 10 Year Note Future	Mar-14	$(40,617)	$(746)
119	U.S. Ultra Long Bond Future	Mar-14	17,113	632

				$(114)

45	Payden Mutual Funds

Payden Emerging Markets Local Bond Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bonds (99%)
Brazil (BRL) (10%)
680,000	Brazil Notas do Tesouro Nacional,
	6.00%, 8/15/20	$639
5,980,000	Brazil Notas do Tesouro Nacional,
	6.00%, 8/15/22	5,559
20,210,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/17	7,828
12,130,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/21	4,331
6,750,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/23	2,338
4,900,000	BRF SA 144A, 7.75%, 5/22/18 (a)	1,647

		22,342

Brazil (USD) (0%)
1,190,000	USJ Acucar e Alcool SA 144A,
	9.88%, 11/09/19 (a)(b)	976

Cayman Islands (USD) (1%)
940,000	AES Andres Dominicana Ltd./Itabo Dominicana Ltd., 9.50%, 11/12/20 (c)	1,010
820,000	Comcel Trust 144A, 6.88%, 2/06/24 (a)	817
480,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	506

		2,333

Chile (CLP) (0%)
229,000,000	Republic of Chile, 5.50%, 8/05/20	416

Colombia (COP) (2%)
2,055,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	1,061
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	591
2,086,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 (a)	1,057
1,634,000,000	Republic of Colombia, 7.75%, 4/14/21	882
1,662,000,000	Republic of Colombia, 9.85%, 6/28/27	1,008

		4,599

Costa Rica (CRC) (1%)
218,400,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	441
905,100,000	Republic of Costa Rica 144A,
	11.50%, 12/21/22 (a)	2,046

		2,487

Dominica Republic (USD) (1%)
1,010,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.25%, 11/13/19 (a)(b)	803
1,330,000	Banco de Reservas de LA Republica Dominicana 144A, 7.00%, 2/01/23 (a)	1,237

		2,040

Georgia (USD) (1%)
1,130,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	1,198

Hungary (HUF) (6%)
463,160,000	Hungary Government Bond, 5.50%, 2/12/16	2,058
734,000,000	Hungary Government Bond, 5.50%, 12/20/18	3,210
2,500,000	Hungary Government Bond, 6.00%, 11/24/23	11
60,840,000	Hungary Government Bond, 6.50%, 6/24/19	277
493,330,000	Hungary Government Bond, 6.75%, 2/24/17	2,259

637,220,000	Hungary Government Bond, 6.75%, 11/24/17	2,931
564,530,000	Hungary Government Bond, 7.50%, 11/12/20	2,691

		13,437

Principal or Shares	Security Description	Value (000)

Ireland (RUB) (1%)
82,200,000	Novatek OAO via Novatek Finance Ltd. 144A, 7.75%, 2/21/17 (a)	$2,306

Luxembourg (BRL) (0%)
2,350,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 (a)	820

Luxembourg (RUB) (0%)
41,700,000	Sberbank Of Russia Via SB Capital SA, 7.00%, 1/31/16 (c)	1,161

Luxembourg (USD) (1%)
1,320,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	1,246
1,270,000	Far East Capital Ltd. SA 144A,
	8.00%, 5/02/18 (a)	1,140

		2,386

Malaysia (MYR) (6%)
14,000,000	Malaysia Government Bond, 3.26%, 3/01/18	4,111
9,110,000	Malaysia Government Bond, 3.89%, 3/15/27	2,539
18,600,000	Malaysia Government Bond, 4.26%, 9/15/16	5,691
5,780,000	Malaysia Government Bond, 4.39%, 4/15/26	1,718

		14,059

Mexico (MXN) (13%)
101,200	America Movil SAB de CV, 6.45%, 12/05/22	688
10,100,000	Grupo Televisa SAB, 7.25%, 5/14/43	593
40,170,000	Mexican Bonos, 5.00%, 6/15/17	3,041
83,600,000	Mexican Bonos, 6.50%, 6/10/21	6,361
26,500,000	Mexican Bonos, 7.25%, 12/15/16	2,136
63,490,000	Mexican Bonos, 8.00%, 6/11/20	5,276
21,030,000	Mexican Bonos, 8.50%, 5/31/29	1,753
16,840,000	Mexican Bonos, 8.50%, 11/18/38	1,370
18,100,000	Mexican Bonos, 10.00%, 12/05/24	1,701
34,130,000	Mexican Bonos, 10.00%, 11/20/36	3,181
22,690,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	1,727
26,800,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	1,775

		29,602

Netherlands (RUB) (1%)
48,000,000	VimpelCom Holdings BV 144A,
	9.00%, 2/13/18 (a)	1,344

Nigeria (NGN) (3%)
90,000,000	Nigeria Treasury Bond 144A, 4.00%, 4/23/15 (a)	501
83,000,000	Nigeria Treasury Bond 144A, 9.25%, 9/28/14 (a)	499
794,400,000	Republic of Nigeria 144A,
	10.26%, 2/06/14 (a)(d)	4,883
75,700,000	Republic of Nigeria 144A, 16.00%, 6/29/19 (a)	505
208,980,000	Republic of Nigeria 144A, 16.39%, 1/27/22 (a)	1,450
		7,838
Peru (PEN) (2%)
1,880,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	618
5,510,000	Republic of Peru 144A, 7.84%, 8/12/20 (a)	2,178
3,170,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	1,280

		4,076

Peru (USD) (0%)
820,000	Minsur SA 144A, 6.25%, 2/07/24 (a)	805

Philippines (PHP) (0%)
22,000,000	Republic of Philippines, 6.25%, 1/14/36	490

Philippines (USD) (0%)
1,420,000	San Miguel Corp., 4.88%, 4/26/23 (b)	1,161

46

Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)

Poland (PLN) (8%)
19,240,000	Poland Government Bond, 4.75%, 10/25/16	$6,315
4,900,000	Poland Government Bond, 5.00%, 4/25/16	1,613
9,690,000	Poland Government Bond, 5.25%, 10/25/17	3,215
14,070,000	Poland Government Bond, 5.25%, 10/25/20	4,658
5,390,000	Poland Government Bond, 5.50%, 10/25/19	1,809
3,080,000	Poland Government Bond, 6.25%, 10/24/15	1,028

		18,638

Romania (RON) (2%)
1,500,000	Romania Government Bond, 5.75%, 1/27/16	468
1,250,000	Romania Government Bond, 5.85%, 4/26/23	380
4,300,000	Romania Government Bond, 5.90%, 7/26/17	1,362
4,240,000	Romania Government Bond, 5.95%, 6/11/21	1,316

		3,526

Russian Federation (RUB) (6%)
57,980,000	Russian Federal Bond - OFZ, 6.90%, 8/03/16	1,644
77,350,000	Russian Federal Bond - OFZ, 7.40%, 6/14/17	2,200
77,220,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	2,143
302,150,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 (b)	8,553

		14,540

Singapore (IDR) (2%)
36,000,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 3/19/24 (a)	2,878
20,000,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 9/17/26 (a)	1,524
10,000,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 9/17/26 (a)	762

		5,164

South Africa (ZAR) (9%)
61,250,000	Republic of South Africa, 6.25%, 3/31/36	3,944
33,130,000	Republic of South Africa, 6.75%, 3/31/21	2,703
25,280,000	Republic of South Africa, 7.00%, 2/28/31	1,829
33,290,000	Republic of South Africa, 7.25%, 1/15/20	2,821
29,580,000	Republic of South Africa, 8.25%, 9/15/17	2,682
24,730,000	Republic of South Africa, 10.50%, 12/21/26	2,489
33,560,000	Republic of South Africa, 13.50%, 9/15/15	3,295
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 (a)	951

		20,714

Thailand (THB) (6%)
85,000,000	Thailand Government Bond, 3.25%, 6/16/17	2,606
96,050,000	Thailand Government Bond, 3.63%, 6/16/23	2,842
144,870,000	Thailand Government Bond, 3.65%, 12/17/21	4,353
123,500,000	Thailand Government Bond, 3.88%, 6/13/19	3,844
23,500,000	Thailand Government Bond, 5.13%, 3/13/18	765

		14,410

Turkey (TRY) (8%)
3,300,000	Akbank TAS 144A, 7.50%, 2/05/18 (a)	1,229
5,765,308	Turkey Government Bond, 4.00%, 4/01/20	2,623
7,325,763	Turkey Government Bond, 4.50%, 2/11/15	3,288
10,170,000	Turkey Government Bond, 8.00%, 6/04/14	4,474
2,410,000	Turkey Government Bond, 9.00%, 1/27/16	1,038
5,100,000	Turkey Government Bond, 9.50%, 1/12/22	2,185
8,120,000	Turkey Government Bond, 10.50%, 1/15/20	3,648

		18,485

United Kingdom (GHS) (1%)
1,350,000	Standard Chartered Bank 144A,
	23.00%, 8/23/17 (a)	617

Principal or Shares	Security Description	Value (000)

690,000	Standard Chartered Bank 144A,
	23.00%, 8/23/17 (a)	$315
550,000	Standard Chartered Bank 144A,
	24.00%, 5/27/15 (a)	243
430,000	Standard Chartered Bank 144A,
	24.00%, 5/27/15 (a)	190

		1,365

United Kingdom (IDR) (2%)
31,000,000,000	Deutsche Bank AG/London 144A,
	5.63%, 5/17/23 (a)	2,020
15,500,000,000	Deutsche Bank AG/London 144A,
	8.25%, 7/19/21 (a)	1,230
11,400,000,000	Standard Chartered Bank 144A,
	8.38%, 9/17/26 (a)	868
3,150,000,000	Standard Chartered PLC 144A,
	8.38%, 9/17/26 (a)	240

		4,358

United States (GHS) (0%)
1,750,000	Citigroup Funding Inc. 144A,
	24.00%, 5/27/15 (a)	772

United States (IDR) (3%)
18,000,000,000	JPMorgan Chase Bank NA 144A,
	8.25%, 7/19/21 (a)	1,429
18,000,000,000	JPMorgan Chase Bank NA, 8.38%, 3/15/24	1,451
1,500,000,000	JPMorgan Chase Bank NA 144A,
	8.38%, 9/17/26 (a)	114
30,500,000,000	JPMorgan Chase Bank NA 144A,
	9.50%, 7/17/31 (a)	2,501
20,260,000,000	JPMorgan Chase Bank NA 144A,
	10.00%, 7/18/17 (a)	1,751

		7,246

United States (LKR) (2%)
350,000,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	2,645
55,200,000	Citigroup Funding Inc. 144A,
	8.50%, 2/06/18 (a)	417
76,000,000	Citigroup Inc. 144A, 11.00%, 8/06/15 (a)	606

		3,668

Uruguay (UYU) (1%)
30,847,714	Republic of Uruguay, 5.00%, 9/14/18	1,500

Total Bonds (Cost - $268,398)		230,262

Investment Company (8%)
18,720,865	Payden Cash Reserves Money Market Fund *
	(Cost - $18,721)	18,721

Total (Cost - $287,119) (107%)		248,983
Liabilities in excess of Other Assets (-7%)		(16,040)

Net Assets (100%)		$232,943

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $10,131 and the total market value of the collateral held by the Fund is $11,969. Amounts in 000s.

47	Payden Mutual Funds

(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/20/2014	Euro (Sell 1,769)	Barclays	$ 13
2/20/2014	Hungarian Forint (Sell 504,400)	State Street	50
3/4/2014	Japanese Yen (Sell 242,800)	Credit Suisse	23
2/20/2014	Turkish Lira (Sell 1,402)	UBS Warburg	28

			$ 114

Liabilities:
3/4/2014	Australian Dollar (Sell 4,098)	State Street	$ (18)
4/16/2014	Brazilian Real (Sell 5,122)	UBS Warburg	(22)
2/27/2014	Colombian Peso (Buy 5,636,000)	Citibank	(103)
3/18/2014	Malaysian Ringgit (Buy 31,748)	Barclays	(344)
3/25/2014	Mexican Peso (Sell 34,300)	RBS	(13)
3/19/2014	Philippine Peso (Buy 31,010)	HSBC Securities	(13)
2/20/2014	Poland Zloty (Buy 19,677)	Barclays	(100)
2/18/2014	Russian Ruble (Buy 81,080)	HSBC Securities	(105)
5/19/2014	South African Rand (Sell 41,770)	RBS	(65)
3/18/2014	Thailand Baht (Buy 7,100)	Barclays	(1)

			$ (784)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
29	U.S. Treasury 10 Year Note Future	Mar-14	$(3,647)	$(64)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Barclays	3.53%	KLIB3M	Jun-18	MYR 20,000	$(87)

KLIB3M	Klilbor Interbank Offered Rate Fixing 3 Month

48

Payden Emerging Markets Corporate Bond Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bonds (97%)
Bermuda (USD) (5%)
210,000	China Oriental Group Co. Ltd. 144A, 8.00%, 8/18/15 (a)	$200
520,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (a)	543
460,000	Digicel Ltd. 144A, 6.00%, 4/15/21 (a)	447
200,000	Pacnet Ltd. 144A, 9.00%, 12/12/18 (a)	206
980,000	Qtel International Finance Ltd. 144A, 3.25%, 2/21/23 (a)	899

		2,295

Brazil (USD) (1%)
210,000	BR Malls International Finance Ltd. 144A, 8.50%, 1/29/49 (a)	209
260,000	Samarco Mineracao SA 144A, 4.13%, 11/01/22 (a)	228
210,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (a)	172

		609

Canada (USD) (1%)
420,000	PTTEP Canada International Finance Ltd. 144A, 5.69%, 4/05/21 (a)	454

Cayman Islands (USD) (15%)
250,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd. 144A, 9.50%, 11/12/20 (a)	269
230,000	Agile Property Holdings Ltd., 8.25%, 1/29/49 (b)	203
290,000	Baidu Inc., 3.50%, 11/28/22	267
220,000	Central China Real Estate Ltd., 6.50%, 6/04/18	209
270,000	China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23	258
330,000	Comcel Trust, 6.88%, 2/06/24 (c)	329
310,000	Country Garden Holdings Co. Ltd., 10.50%, 8/11/15	338
290,000	Golden Eagle Retail Group Ltd. 144A, 4.63%, 5/21/23 (a)	246
450,000	Grupo Aval Ltd. 144A, 4.75%, 9/26/22 (a)	418
460,000	Hutchison Whampoa International 11 Ltd. 144A, 4.63%, 1/13/22 (a)	481
410,000	Intercorp Retail Trust 144A, 8.88%, 11/14/18 (a)	432
260,000	Kaisa Group Holdings Ltd. 144A, 8.88%, 3/19/18 (a)	261
420,000	MAF Global Securities Ltd., 5.25%, 7/05/19	443
207,000	Odebrecht Drilling Norbe VIII / IX Ltd. 144A, 6.35%, 6/30/21 (a)	213
260,000	Odebrecht Finance Ltd. 144A, 7.13%, 6/26/42 (a)	245
430,000	Petrobras International Finance Co., 5.38%, 1/27/21	427
860,000	QNB Finance Ltd., 2.13%, 2/14/18	851
280,000	Shimao Property Holdings Ltd., 9.65%, 8/03/17 (c)	300
205,000	TAM Capital 2 Inc. 144A, 9.50%, 1/29/20 (a)	219

		6,409

Chile (USD) (3%)
200,000	Banco de Credito e Inversiones 144A, 4.00%, 2/11/23 (a)	187

Principal or Shares	Security Description	Value (000)

260,000	CFR International SpA 144A, 5.13%, 12/06/22 (a)	$242
270,000	Colbun SA 144A, 6.00%, 1/21/20 (a)	296
360,000	Corpbanca SA, 3.13%, 1/15/18	347
300,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)(b)	277

		1,349

Colombia (COP) (0%)
375,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	194

Colombia (USD) (6%)
360,000	Banco de Bogota SA 144A, 5.00%, 1/15/17 (a)	379
610,000	Bancolombia SA, 5.95%, 6/03/21	639
360,000	Colombia Telecomunicaciones SA ESP 144A, 5.38%, 9/27/22 (a)	337
560,000	Ecopetrol SA, 7.63%, 7/23/19	658
400,000	Transportadora de Gas Internacional SA ESP 144A, 5.70%, 3/20/22 (a)	413

		2,426

Costa Rica (CRC) (0%)
54,450,000	Republic of Costa Rica 144A, 11.50%, 12/21/22 (a)	123

Costa Rica (USD) (0%)
200,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	199

Dominica Republic (USD) (1%)
320,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.25%, 11/13/19 (a)(b)	254

Georgia (USD) (1%)
250,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	260
240,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	255

		515

Hong Kong (USD) (1%)
260,000	Industrial & Commercial Bank of China Asia Ltd., 4.50%, 10/10/23	257

India (USD) (4%)
440,000	ICICI Bank Ltd. 144A, 6.38%, 4/30/22 (a)	433
260,000	ICICI Bank Ltd./Dubai 144A, 4.70%, 2/21/18 (a)	268
330,000	ONGC Videsh Ltd., 2.50%, 5/07/18 (b)	315
280,000	State Bank of India, 6.44%, 11/29/49 (b)	261
260,000	State Bank of India/London 144A, 4.13%, 8/01/17 (a)	265

		1,542

Indonesia (USD) (0%)
220,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	211

Ireland (RUB) (0%)
7,100,000	Novatek OAO via Novatek Finance Ltd. 144A, 7.75%, 2/21/17 (a)	199

Ireland (USD) (1%)
240,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.88%, 9/25/17 (a)	268
270,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	260

		528

Isle of Man (USD) (1%)
410,000	AngloGold Ashanti Holdings PLC, 8.50%, 7/30/20 (b)	432

49	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Israel (USD) (1%)
550,000	Israel Electric Corp. Ltd. 144A, 7.25%, 1/15/19 (a)	$617

Kazakhstan (USD) (2%)
200,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 5/03/17 (a)	219
180,000	KazMunayGas National Co. JSC 144A, 9.13%, 7/02/18 (a)	215
260,000	Zhaikmunai LLP 144A, 7.13%, 11/13/19 (a)	272

		706

Luxembourg (BRL) (0%)
570,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 (a)	199

Luxembourg (USD) (10%)
240,000	ALROSA Finance SA 144A, 7.75%, 11/03/20 (a)	266
220,000	ArcelorMittal, 6.13%, 6/01/18	240
260,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	245
280,000	Far East Capital Ltd. SA 144A, 8.00%, 5/02/18 (a)	251
600,000	Gazprom OAO Via Gaz Capital SA 144A, 6.00%, 1/23/21 (a)	625
250,000	Millicom International Cellular SA 144A, 6.63%, 10/15/21 (a)	253
300,000	MOL Group Finance SA, 6.25%, 9/26/19	316
390,000	Rosneft Finance SA 144A, 7.88%, 3/13/18 (a)	447
520,000	Sberbank of Russia Via SB Capital SA 144A, 5.13%, 10/29/22 (a)	490
250,000	Severstal OAO Via Steel Capital SA 144A, 6.70%, 10/25/17 (a)	268
270,000	TMK OAO Via TMK Capital SA, 6.75%, 4/03/20 (b)(c)	259
630,000	VTB Bank OJSC Via VTB Capital SA 144A, 6.88%, 5/29/18 (a)	685

		4,345

Mexico (MXN) (1%)
2,700,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	205
3,410,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	226

		431

Mexico (USD) (7%)
400,000	America Movil SAB de CV, 5.00%, 3/30/20	437
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A, 5.95%, 1/30/24 (a)(b)	204
540,000	BBVA Bancomer SA/Grand Cayman 144A, 6.01%, 5/17/22 (a)	548
505,000	Cemex SAB de CV 144A, 9.50%, 6/15/18 (a)	569
210,000	Grupo Cementos de Chihuahua SAB de CV 144A, 8.13%, 2/08/20 (a)	220
220,000	Grupo Idesa SA de CV 144A, 7.88%, 12/18/20 (a)	222
230,000	Grupo KUO SAB De CV 144A, 6.25%, 12/04/22 (a)	230
280,000	Mexichem SAB de CV 144A, 4.88%, 9/19/22 (a)	269
250,000	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	234

		2,933

Principal or Shares	Security Description	Value (000)

Netherlands (RUB) (0%)
6,900,000	VimpelCom Holdings BV 144A, 9.00%, 2/13/18 (a)	$193

Netherlands (USD) (4%)
300,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	288
290,000	GTB Finance BV 144A, 6.00%, 11/08/18 (a)	289
240,000	Indosat Palapa Co. BV 144A, 7.38%, 7/29/20 (a)	261
290,000	Listrindo Capital BV 144A, 6.95%, 2/21/19 (a)	298
240,000	Marfrig Holding Europe BV 144A, 8.38%, 5/09/18 (a)	222
200,000	Metinvest BV 144A, 8.75%, 2/14/18 (a)	184

		1,542

Nigeria (NGN) (1%)
39,570,000	Nigeria Government International Bond 144A, 11.39%, 2/06/14 (a)(d)	243

Panama (USD) (1%)
230,000	AES El Salvador Trust II 144A, 6.75%, 3/28/23 (a)	218
190,000	Banco de Credito del Peru/Panama 144A, 5.38%, 9/16/20 (a)	196
210,000	Banco de Credito del Peru/Panama 144A, 6.13%, 4/24/27 (a)	210

		624

Paraguay (USD) (1%)
220,000	Banco Regional SAECA 144A, 8.13%, 1/24/19 (a)	223

Peru (USD) (3%)
150,000	BBVA Banco Continental SA 144A, 5.00%, 8/26/22 (a)	149
310,000	Cementos Pacasmayo SAA 144A, 4.50%, 2/08/23 (a)	279
220,000	Maestro Peru SA 144A, 6.75%, 9/26/19 (a)	194
210,000	Minsur SA 144A, 6.25%, 2/07/24 (a)	206
320,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	282

		1,110

Philippines (USD) (1%)
440,000	San Miguel Corp., 4.88%, 4/26/23	360

Qatar (USD) (1%)
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III 144A, 5.84%, 9/30/27 (a)	268

Singapore (USD) (2%)
315,000	DBS Bank Ltd. 144A, 0.85%, 7/15/21 (a)	306
440,000	Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22	454
280,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)	267

		1,027

South Korea (USD) (3%)
260,000	Korea Development Bank, 3.00%, 3/17/19	265
440,000	Korea Gas Corp. 144A, 2.88%, 7/29/18 (a)	448
440,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 2.88%, 10/02/18 (a)	443

		1,156

Sri Lanka (USD) (1%)
400,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	430

Sweden (USD) (2%)
220,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (a)	263
480,000	PKO Finance AB 144A, 4.63%, 9/26/22 (a)	484

		747

50

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

Thailand (USD) (1%)
410,000	Thai Oil PCL 144A, 3.63%, 1/23/23 (a)	$373

Turkey (USD) (5%)
550,000	Turkiye Garanti Bankasi AS 144A, 4.00%, 9/13/17 (a)	531
640,000	Turkiye Halk Bankasi AS 144A, 3.88%, 2/05/20 (a)	557
270,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (a)	255
410,000	Turkiye Vakiflar Bankasi Tao 144A, 5.75%, 4/24/17 (a)	413
300,000	Yapi ve Kredi Bankasi AS 144A, 5.50%, 12/06/22 (a)	249

		2,005

United Arab Emirates (USD) (6%)
440,000	Abu Dhabi National Energy Co. 144A, 4.13%, 3/13/17 (a)	467
390,000	Abu Dhabi National Energy Co. 144A, 5.88%, 12/13/21 (a)	442
450,000	Dolphin Energy Ltd. 144A, 5.50%, 12/15/21 (a)	495
370,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	381
270,000	First Gulf Bank PJSC, 3.25%, 1/14/19	273
440,000	National Bank of Abu Dhabi PJSC, 3.00%, 8/13/19	437
200,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	215

		2,710

United Kingdom (USD) (1%)
200,000	Standard Chartered Bank, 9.50%, 6/29/49	211
230,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (a)	254

		465

United States (USD) (1%)
290,000	Reliance Holdings USA Inc. 144A, 5.40%, 2/14/22 (a)	300

Venezuela (USD) (0%)
230,000	Petroleos de Venezuela SA, 5.25%, 4/12/17 (c)	157

Virgin Islands (British) (USD) (2%)
200,000	Central American Bottling Corp. 144A, 6.75%, 2/09/22 (a)	204
350,000	Star Energy Geothermal Wayang Windu Ltd. 144A, 6.13%, 3/27/20 (a)	325
260,000	Yingde Gases Investment Ltd. 144A, 8.13%, 4/22/18 (a)	266

		795

Total Bonds (Cost - $42,102)		41,955

Investment Company (7%)
3,031,744	Payden Cash Reserves Money Market Fund * (Cost - $3,032)	3,032

Total (Cost - $45,134) (104%)		44,987
Liabilities in excess of Other Assets (-4%)		(1,817)

Net Assets (100%)		$43,170

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $2,105 and the total market value of the collateral held by the Fund is $2,177. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/16/2014	Brazilian Real (Sell 511)	Barclays	$ 1
2/24/2014	Colombian Peso (Sell 428,000)	RBC Capital	8
2/18/2014	Russian Ruble (Sell 14,440)	HSBC Securities	24

			$ 33

Liabilities:
3/25/2014	Mexican Peso (Sell 6,070)	RBS	$(2)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
16	U.S. Treasury 10 Year Note Future	Mar-14	$(2,012)	$(47)
6	U.S. Ultra Long Bond Future	Mar-14	863	45

				$ (2)

Open Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
Republic of Turkey	1.00%	Bank of America	March-19	USD 1,000	$78

51	Payden Mutual Funds

Payden Equity Income Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Common Stock (95%)
Consumer Discretionary (6%)
572,000	MGM China Holdings Ltd. (a)	$2,262
111,800	Regal Entertainment Group	2,180
63,700	Six Flags Entertainment Corp.	2,286
34,400	Wynn Resorts Ltd.	7,479

		14,207

Consumer Staple (8%)
149,100	Altria Group Inc.	5,251
31,100	Kimberly-Clark Corp.	3,401
58,500	Kraft Foods Group Inc.	3,063
96,600	Lorillard Inc.	4,755
26,900	Philip Morris International Inc.	2,102

		18,572

Energy (22%)
40,800	Access Midstream Partners LP	2,287
70,400	BP PLC - ADR	3,301
61,700	Buckeye Partners LP	4,503
89,100	ConocoPhillips	5,787
46,700	Enterprise Products Partners LP	3,100
108,700	Kinder Morgan Inc.	3,697
54,100	Magellan Midstream Partners LP	3,595
51,600	MarkWest Energy Partners LP	3,622
107,800	Plains All American Pipeline LP	5,443
57,500	Targa Resources Corp.	5,192
47,200	Teekay Corp.	2,557
145,900	Williams Companies Inc.	5,907

		48,991

Financial (9%)
72,800	Arthur J Gallagher & Co.	3,366
47,200	Bank of Hawaii Corp.	2,680
28,700	CME Group Inc.	2,146
96,100	Federated Investors Inc.	2,584
79,900	JPMorgan Chase & Co.	4,423
143,500	People’s United Financial Inc.	2,039
50,200	Wells Fargo & Co.	2,276

		19,514

Healthcare (12%)
114,700	AbbVie Inc.	5,647
41,200	GlaxoSmithKline Plc - ADR	2,123
51,800	Johnson & Johnson	4,583
127,100	Merck & Co. Inc.	6,732
178,000	Pfizer Inc.	5,411
48,200	Roche Holding AG - ADR	3,307

		27,803

Industrial (6%)
257,300	General Electric Co.	6,466
137,200	Waste Management Inc.	5,732

		12,198

Material (5%)
76,500	Dow Chemical Co.	3,482
41,400	EI du Pont de Nemours & Co.	2,526
68,400	LyondellBasell Industries NV	5,387

		11,395

Real Estate Investment Trust (6%)
110,000	BioMed Realty Trust Inc.	2,146
68,100	Corrections Corp. of America	2,286
22,000	Digital Realty Trust Inc. (b)	1,122

Principal or Shares	Security Description	Value (000)

41,800	Equity Residential	$2,315
14,400	Public Storage	2,269
14,600	Simon Property Group Inc.	2,261

		12,399

Technology (11%)
105,700	Cisco Systems Inc.	2,316
249,100	Intel Corp.	6,113
74,400	Maxim Integrated Products Inc.	2,251
89,500	Microchip Technology Inc. (b)	4,015
167,200	Microsoft Corp.	6,329
77,200	Paychex Inc.	3,228

		24,252

Telecommunication (2%)
90,300	AT&T Inc.	3,009
44,800	Verizon Communications Inc.	2,151

		5,160

Utility (8%)
60,900	Ameren Corp.	2,305
37,500	Consolidated Edison Inc.	2,040
71,300	Duke Energy Corp.	5,035
117,600	Pepco Holdings Inc. (b)	2,285
108,500	Southern Co.	4,475
68,900	Westar Energy Inc.	2,285

		18,425

Total Common Stock (Cost - $192,032)		212,916

Preferred Stock (4%)
45,200	Alexandria Real Estate Equities Inc.	1,033
98,600	DDR Corp.	2,214
68,900	Discover Financial Services	1,645
44,000	First Republic Bank (b)	1,086
79,700	US Bancorp	2,164
51,400	Vornado Realty Trust	1,029

Total Preferred Stock (Cost - $10,144)		9,171

Investment Company (5%)
11,175,938	Payden Cash Reserves Money Market Fund *
	(Cost - $11,176)	11,176

Total Investment Company (Cost - $11,176)		11,176

Total (Cost - $213,352) (104%)		233,263
Liabilities in excess of Other Assets (-4%)		(8,729)

Net Assets (100%)		$224,534

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Non-income producing security.
(b)	All or portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $6,279 and the total market value of the collateral held by the Fund is $6,438. Amount in 000s.

52

Payden Equity Income Fund continued

Call Options Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized (Depreciation) (000s)
644	Microsoft Corp., 37, 3/22/14	Mar-14	$(100)	$ (62)
110	Wynn Resorts Ltd., 220, 3/22/14	Mar-14	(84)	(43)

				$(105)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
147	E-MINI S & P 500 Index Future	Mar-14	$13,058	$(369)

53	Payden Mutual Funds

Payden / Kravitz Cash Balance Plan Fund

Schedule of Investments - January 31, 2014 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (13%)
1,580,000	Apidos CDO 144A, 3.74%, 4/15/25 (a)	$1,527
1,750,000	ARES XXVI CLO Ltd. 144A, 3.99%, 4/15/25 (a)	1,724
1,750,000	Babson CLO Ltd./Cayman Islands 144A, 3.74%, 4/20/25 (a)	1,695
1,750,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 3.99%, 4/18/25 (a)	1,722
1,750,000	Cent CLO LP 144A, 3.69%, 7/23/25 (a)	1,680
637,739	Chesapeake Funding LLC 144A, 0.91%, 11/07/23 (a)	640
1,750,000	Dryden XXII Senior Loan Fund 144A, 3.44%, 8/15/25 (a)	1,658
417,200	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, 0.41%, 12/25/35	355
738,940	Invitation Homes 2013-SFR1 Trust 144A, 1.31%, 12/17/30 (a)	739
427,402	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	483
176,906	Long Beach Mortgage Loan Trust, 5.67%, 8/25/33	158
830,000	Madison Park Funding I Ltd. 144A, 4.59%, 8/15/22 (a)	832
400,000	Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	401
925,000	Octagon Investment Partners XIV Ltd. 144A, 4.24%, 1/15/24 (a)	925
141,733	Residential Asset Securities Corp. Trust, 4.71%, 11/25/33	137
418,062	Soundview Home Equity Loan Trust, 0.24%, 6/25/37	231
500,000	Symphony CLO Ltd. 144A, 3.75%, 10/15/25 (a)	483
106,783	Terwin Mortgage Trust 144A, 0.92%, 1/25/35 (a)	106
875,000	Tyron Park CLO Ltd. 144A, 3.74%, 7/15/25 (a)	847
765,531	VOLT XIX LLC 144A, 3.63%, 4/25/55 (a)	763
1,596,492	VOLT XX LLC 144A, 3.63%, 3/25/54 (a)	1,594
1,495,968	VOLT XXI LLC 144A, 3.63%, 11/25/53 (a)	1,490

Total Asset Backed (Cost - $20,339)		20,190

Bank Loans (13%)
470,000	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	474
460,000	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	461
575,000	Allison Transmission Inc. Term Loan B3 1L, 3.75%, 8/23/19	578
575,000	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.50%, 4/16/20	578
573,552	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	574
800,000	Berry Plastics Term Loan E 1L, 3.75%, 12/18/20	801
468,825	Biomet Inc. Term Loan B 1L, 3.75%, 7/15/17	472
573,548	Booz Allen Hamilton Inc. Term Loan B 1L, 3.75%, 7/31/19	577
957,600	Charter Communications Operating LLC Term Loan E 1L, 3.00%, 7/01/20	955

Principal or Shares	Security Description	Value (000)

573,563	Cincinnati Bell Inc. Term Loan B 1L, 4.00%, 9/10/20	$578
575,000	Citycenter Holdings LLC Term Loan B 1L, 5.00%, 10/16/20	583
935,300	Cricket Communications Inc. Leap Term Loan C 1L, 4.75%, 3/08/20	938
955,202	Crown Castle Operating Co. Term Loan B 1L, 3.25%, 1/31/19	961
470,000	Dell Inc. Term Loan B IL, 4.50%, 4/29/20	469
575,000	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	579
950,000	Energy Transfer Equity LP Term Loan 1L, 3.25%, 12/02/19	952
1,569,975	FMG Resources August 2006 Pty Ltd. Term Loan 1L, 4.25%, 6/30/19	1,589
500,000	Goodyear Tire & Rubber Co., 4.75%, 4/30/19	506
673,313	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18	675
463,816	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 10/25/20	467
935,300	HJ Heinz Co. Term Loan B2 1L, 3.50%, 6/05/20	946
575,000	Hub International Ltd. Term Loan B 1L, 4.75%, 10/02/20	583
460,000	Hudson’s Bay Co. Term Loan B 1L, 4.75%, 11/05/20	467
575,000	Live Nation Entertainment Inc. Term Loan B1, 3.50%, 8/16/20	579
575,000	Neiman Marcus Group Ltd. Inc. Term Loan 1L, 5.00%, 10/25/20	582
965,150	Sun Products Corp. Term Loan B 1L, 5.50%, 3/18/20	925
485,000	Transdigm Inc. Term Loan C 1L, 3.75%, 2/28/20	489
575,000	UPC Financing Partnership Term Loan 1L, 3.25%, 6/30/21	577
962,725	Valeant Pharmaceuticals Inc. Term Loan B 1L, 4.50%, 8/05/20	974

Total Bank Loans (Cost - $19,777)		19,889

Corporate Bond (47%)
910,000	AbbVie Inc., 2.00%, 11/06/18	907
760,000	ABN AMRO Bank NV 144A, 1.04%, 10/28/16 (a)	764
890,000	Ally Financial Inc., 2.92%, 7/18/16 (b)	910
810,000	America Movil SAB de CV, 1.24%, 9/12/16	819
375,000	American Honda Finance Corp., 2.13%, 10/10/18 (b)	381
150,000	Amsted Industries Inc. 144A, 8.13%, 3/15/18 (a)	157
600,000	Anglo American Capital PLC 144A, 2.63%, 9/27/17 (a)	606
1,450,000	Apple Inc., 0.49%, 5/03/18 (b)	1,449
670,000	AT&T Inc., 0.62%, 2/12/16	670
450,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 4.88%, 11/15/17	471
470,000	Baidu Inc., 3.25%, 8/06/18	476
450,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	448
640,000	Banco del Estado de Chile 144A, 2.00%, 11/09/17 (a)	637

54

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

340,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (a)	$333
820,000	Bank of America Corp., 1.28%, 1/15/19	827
610,000	Bank of America Corp., 8.00%, 7/29/49	678
695,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (a)	713
760,000	Banque Federative du Credit Mutuel SA 144A, 1.09%, 10/28/16 (a)	763
280,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	280
880,000	BP Capital Markets PLC, 0.88%, 9/26/18	886
310,000	Buckeye Partners LP, 2.65%, 11/15/18	309
276,000	Bumble Bee Acquisition Corp. 144A, 9.00%, 12/15/17 (a)(b)	302
375,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	374
700,000	Celulosa Arauco y Constitucion SA, 5.00%, 1/21/21	717
300,000	Central Garden and Pet Co., 8.25%, 3/01/18 (b)	296
450,000	CHC Helicopter SA, 9.25%, 10/15/20	481
505,000	Chubb Corp., 6.38%, 3/29/67	559
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18	158
780,000	Citigroup Inc., 5.35%, 4/29/49	694
310,000	Clearwater Paper Corp., 7.13%, 11/01/18	333
1,900,000	Coca-Cola Co., 3.20%, 11/01/23 (b)	1,872
1,060,000	ConAgra Foods Inc., 2.10%, 3/15/18	1,064
300,000	CONSOL Energy Inc., 8.00%, 4/01/17	315
870,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 BRL (a)(c)	304
470,000	Credit Agricole SA 144A, 1.10%, 10/03/16 (a)	473
860,000	CVS Caremark Corp., 2.25%, 12/05/18	868
900,000	Daimler Finance North America LLC 144A, 1.10%, 8/01/18 (a)	906
1,000,000	DBS Bank Ltd., 0.85%, 7/15/21	972
620,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	789
550,000	Dollar General Corp., 4.13%, 7/15/17 (b)	594
260,000	E*TRADE Financial Corp., 6.00%, 11/15/17	276
260,000	Eaton Corp., 1.50%, 11/02/17	260
320,000	Ecolab Inc., 1.45%, 12/08/17 (b)	316
620,000	Ecopetrol SA, 7.63%, 7/23/19	728
165,000	Eldorado Gold Corp. 144A, 6.13%, 12/15/20 (a)	158
750,000	EMC Corp./MA, 1.88%, 6/01/18	753
260,000	ERAC USA Finance LLC 144A, 2.80%, 11/01/18 (a)	266
315,000	Exelon Corp., 4.90%, 6/15/15	332
810,000	Far Eastern Shipping Co. 144A, 8.00%, 5/02/18 (a)	727
870,000	Fifth Third Bancorp, 5.10%, 12/29/49	770
740,000	Ford Motor Credit Co. LLC, 1.02%, 1/17/17	744
660,000	Ford Motor Credit Co. LLC, 1.49%, 5/09/16	671
530,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17 (b)	539
830,000	Gazprom OAO Via Gaz Capital SA 144A, 3.85%, 2/06/20 (a)	793
1,880,000	General Electric Capital Corp., 6.38%, 11/15/67	2,047
680,000	General Motors Co. 144A, 3.50%, 10/02/18 (a)	698
900,000	Glencore Funding LLC 144A, 1.60%, 1/15/19 (a)	887
470,000	Goldcorp Inc., 2.13%, 3/15/18	466
870,000	Golden Eagle Retail Group Ltd. 144A, 4.63%, 5/21/23 (a)	739

Principal or Shares	Security Description	Value (000)

780,000	Harley-Davidson Financial Services Inc. 144A, 2.70%, 3/15/17 (a)	$809
800,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)(b)	911
370,000	Hewlett-Packard Co., 1.18%, 1/14/19	370
970,000	Howard Hughes Medical Institute, 3.50%, 9/01/23	983
640,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (a)	642
540,000	Hyundai Capital America 144A, 2.13%, 10/02/17 (a)	542
260,000	Imperial Tobacco Finance PLC 144A, 2.05%, 2/11/18 (a)	259
360,000	ING U.S. Inc., 5.65%, 5/15/53	346
665,000	Ingredion Inc., 3.20%, 11/01/15	689
725,000	International Lease Finance Corp., 2.19%, 6/15/16	732
750,000	Intesa Sanpaolo SpA, 2.38%, 1/13/17	750
1,140,000	JPMorgan Chase & Co., 7.90%, 4/29/49 (b)	1,262
600,000	Korea Finance Corp., 2.88%, 8/22/18 (b)	615
660,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 2.88%, 10/02/18 (a)	665
435,000	Kroger Co., 3.90%, 10/01/15	457
430,000	Lukoil International Finance BV 144A, 3.42%, 4/24/18 (a)	428
690,000	Maestro Peru SA 144A, 6.75%, 9/26/19 (a)(b)	607
780,000	Marsh & McLennan Companies Inc., 2.55%, 10/15/18	790
620,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	685
560,000	MetroPCS Wireless Inc. 144A, 6.25%, 4/01/21 (a)	584
530,000	Morgan Stanley, 1.09%, 1/24/19	527
350,000	Murphy Oil Corp., 2.50%, 12/01/17 (b)	359
440,000	NBCUniversal Enterprise Inc. 144A, 0.92%, 4/15/18 (a)	441
540,000	NCL Corp. Ltd., 5.00%, 2/15/18	562
930,000	Nissan Motor Acceptance Corp. 144A, 0.95%, 9/26/16 (a)	935
755,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (a)	756
460,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/01/18 (a)(d)	17
815,000	Oracle Corp., 0.82%, 1/15/19 (b)	819
520,000	Outerwall Inc., 6.00%, 3/15/19	539
420,000	Packaging Dynamics Corp. 144A, 8.75%, 2/01/16 (a)	432
610,000	Perrigo Co. PLC 144A, 2.30%, 11/08/18 (a)	612
410,000	Petrobras Global Finance BV, 2.38%, 1/15/19	400
955,000	Petroleos Mexicanos, 2.26%, 7/18/18	986
750,000	Petroleos Mexicanos, 8.00%, 5/03/19	906
845,000	Providence Health & Services Obligated Group, 1.05%, 10/01/16	841
530,000	Prudential Financial Inc., 8.88%, 6/15/38	647
200,000	SABMiller Holdings Inc. 144A, 0.93%, 8/01/18 (a)(b)	201
940,000	Sibur Securities Ltd. 144A, 3.91%, 1/31/18 (a)	907
560,000	Sinopec Capital 2013 Ltd. 144A, 1.88%, 4/24/18 (a)	548
310,000	Statoil ASA, 0.70%, 11/08/18	312

55	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

340,000	TAM Capital 2 Inc. 144A, 9.50%, 1/29/20 (a)	$362
630,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)(b)	580
290,000	Thermo Fisher Scientific Inc., 2.40%, 2/01/19	291
590,000	Transocean Inc., 2.50%, 10/15/17	599
600,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	580
150,000	United States Steel Corp., 7.38%, 4/01/20 (b)	163
660,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (a)(b)	541
380,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.88%, 4/01/20	404
1,550,000	Verizon Communications Inc., 1.99%, 9/14/18	1,624
830,000	VimpelCom Holdings BV 144A, 5.20%, 2/13/19 (a)(b)	825
365,000	Vodafone Group PLC, 0.62%, 2/19/16	365
540,000	Volkswagen International Finance NV 144A, 0.68%, 11/18/16 (a)	542
360,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (a)	346
1,130,000	Wells Fargo & Co., 7.98%, 3/29/49	1,280
240,000	Wesfarmers Ltd. 144A, 1.87%, 3/20/18 (a)	238
300,000	Western Union Co., 1.24%, 8/21/15	301
600,000	WM Wrigley Jr. Co. 144A, 2.40%, 10/21/18 (a)	605
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	625
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	167
177,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	182

Total Corporate Bond (Cost - $73,860)		73,218

Foreign Government (1%)
300,000	Chile Government International Bond, 3.88%, 8/05/20 (b)	317
625,000	Colombia Government International Bond, 7.38%, 1/27/17	724
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (c)	798

Total Foreign Government (Cost - $1,780)		1,839

Mortgage Backed (23%)
759,814	Adjustable Rate Mortgage Trust, 3.73%, 3/25/37	589
1,297,793	American Home Mortgage Assets Trust 2007-2, 0.28%, 3/25/47	1,013
304,773	Bank of America Mortgage Securities Inc., 2.70%, 10/20/32	308
973,437	Chase Mortgage Finance Corp., 6.00%, 5/25/37	848
343,033	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	326
1,010,000	Connecticut Avenue Securities Series, 1.76%, 1/25/24	1,010
240,775	Connecticut Avenue Securities Series, 2.16%, 10/25/23	243
700,000	Connecticut Avenue Securities Series, 4.56%, 1/25/24	705
340,000	Connecticut Avenue Securities Series, 5.41%, 10/25/23	362
1,361,459	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	1,134
1,089,189	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	907
1,575,119	FHR 4093 IO, 6.53%, 1/15/38	352
2,687,291	FN AL3015 ARM, 1.95%, 1/01/43	2,745

Principal or Shares	Security Description	Value (000)

1,682,835	FN MA1341 10YR, 2.50%, 2/01/23	$1,737
500,000	Granite Master Issuer PLC, 1.02%, 12/17/54	467
716,124	Harborview Mortgage Loan Trust, 2.75%, 1/19/35	707
319,662	HarborView Mortgage Loan Trust 2005-14, 2.72%, 12/19/35	287
213,209	HomeBanc Mortgage Trust, 1.02%, 8/25/29	201
536,393	IndyMac INDX Mortgage Loan Trust 2005-AR13, 2.39%, 8/25/35	473
281,525	JP Morgan Mortgage Trust, 6.00%, 7/25/36	272
640,554	JP Morgan Mortgage Trust, 6.00%, 6/25/37	570
271,886	MLCC Mortgage Investors Inc., 2.14%, 2/25/36	264
418,825	Morgan Stanley Mortgage Loan Trust, 2.77%, 1/25/35	371
21,920	Morgan Stanley Mortgage Loan Trust, 5.50%, 11/25/35	22
853,463	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	881
392,244	Prime Mortgage Trust, 5.00%, 10/25/35	393
67,913	Residential Asset Mortgage Products Inc., 6.50%, 4/25/34	69
700,776	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	609
522,173	Sequoia Mortgage Trust, 3.50%, 4/25/42	536
893,714	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	893
460,000	Springleaf Mortgage Loan Trust 144A, 3.56%, 12/25/59 (a)	452
300,000	Springleaf Mortgage Loan Trust 144A, 5.58%, 6/25/58 (a)	299
673,382	Structured Adjustable Rate Mortgage Loan Trust, 2.48%, 8/25/34	674
59,118	Structured Adjustable Rate Mortgage Loan Trust, 2.52%, 8/25/34	59
481,211	Structured Adjustable Rate Mortgage Loan Trust, 5.23%, 12/25/35	431
452,211	Structured Agency Credit Risk Debt Notes, 1.61%, 11/25/23	451
1,690,000	Structured Agency Credit Risk Debt Notes, 4.41%, 11/25/23	1,687
380,000	Structured Agency Credit Risk Debt Notes, 7.31%, 7/25/23	452
1,924,827	Structured Asset Mortgage Investments Inc., 0.47%, 12/25/35	1,533
2,056,686	Structured Asset Mortgage Investments Inc., 0.87%, 1/19/34	2,009
246,453	Structured Asset Mortgage Investments Inc., 2.02%, 10/19/34	203
484,131	Structured Asset Mortgage Investments Inc., 2.34%, 5/25/36	321
130,169	Structured Asset Mortgage Investments Inc., 3.76%, 7/25/32	136
2,584,324	Vendee Mortgage Trust IO, 3.75%, 12/15/33	312
1,131,709	VOLT XV LLC 144A, 3.22%, 5/27/53 (a)	1,109
257,414	WaMu Mortgage Pass Through Certificates, 1.08%, 5/25/46	243
646,291	WaMu Mortgage Pass Through Certificates, 1.96%, 10/25/36	536

56

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

1,621,488	WaMu Mortgage Pass Through Certificates, 2.27%, 7/25/37	$1,375
425,874	WaMu Mortgage Pass Through Certificates, 2.36%, 9/25/36	382
1,117,046	WaMu Mortgage Pass Through Certificates, 2.42%, 10/25/36	978
1,062,503	WaMu Mortgage Pass Through Certificates, 2.48%, 9/25/36	899
1,083,061	WaMu Mortgage Pass Through Certificates, 4.74%, 2/25/37	1,018
866,401	Wells Fargo Mortgage Backed Securities Trust, 2.62%, 9/25/34	693
625,527	Wells Fargo Mortgage Backed Securities Trust, 2.63%, 6/25/35	528

Total Mortgage Backed (Cost - $34,330)		36,074

Municipal (1%)
270,000	Commonwealth of Virginia, 3.05%, 6/01/20	280
700,000	Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 7/01/18	696
400,000	Kentucky Asset Liability Commission, 1.69%, 4/01/18	391

Total Municipal (Cost - $1,387)		1,367

NCUA Guaranteed (1%)
231,017	NCUA Guaranteed Notes Trust 2010-R2, 0.53%, 11/06/17	231
448,768	NCUA Guaranteed Notes Trust 2010-R3, 0.72%, 12/08/20	454

Total NCUA Guaranteed (Cost - $680)		685

U.S. Treasury (1%)
1,100,000	U.S. Treasury Bill, 0.02%, 4/03/14 (e)(f) (Cost - $1,100)	1,100

Purchased Call Options (0%)
30	Russell 2000 Index, 1,190, 4/19/14	39
75	Rutter Inc., 1,210, 3/22/14	29

Total Purchased Call Options (Cost - $131)		68

Purchased Put Options (0%)
134	Pitchblack Resources Ltd., 97.75, 6/13/14	21
1,213	SPDR S & P 500 ETF Trust, 160, 3/22/14	97

Total Purchased Put Options (Cost - $79)		118

Investment Company (9%)
13,227,223	Payden Cash Reserves Money Market Fund * (Cost - $13,227)	13,227

Total (Cost - $166,690) (109%)		167,775
Liabilities in excess of Other Assets (-9%)		(13,171)

Net Assets (100%)		$154,604

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2014, the total market value of the Fund’s securities on loan is $12,243 and the total market value of the collateral held by the Fund is $12,616. Amounts in 000s.
(c)	Principal in foreign currency.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	All or portion of the security is pledged as collateral to cover open futures contract margin requirements.
(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/24/2014	Australian Dollar (Sell 1,764)	RBC Capital	$ 59
2/11/2014	Brazilian Real (Sell 11,265)	Bank of America	16
4/16/2014	Brazilian Real (Sell 780)	Barclays	2
2/11/2014	Brazilian Real (Buy 11,265)	RBC Capital	13
2/24/2014	Canadian Dollar (Sell 2,603)	RBC Capital	66
4/29/2014	Euro (Sell 2,880)	Bank of America	54

			$ 210

Liabilities:
4/28/2014	British Pound (Buy 1,421)	Bank of America	(2)
3/31/2014	Japanese Yen (Sell 487,900)	Barclays	(88)
3/25/2014	Mexican Peso (Sell 11,830)	RBS	(1)
3/20/2014	Norwegian Krone (Buy 14,246)	JP Morgan	(58)
2/20/2014	Poland Zloty (Buy 4,724)	Barclays	(53)
4/30/2014	Swiss Franc (Sell 2,119)	State Street	(6)

			$(208)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
22	CBOE Volatility Index Future	Feb-14	$387	$ 24
26	E-MINI NASDAQ 100 Index Future	Mar-14	1,827	32
19	E-MINI S & P 500 Index Future	Mar-14	(1,688)	19
38	Topix Index Future	Mar-14	4,519	(138)
39	U.S. Treasury 10 Year Note Future	Mar-14	(4,904)	(43)
215	U.S. Treasury 5 Year Note Future	Apr-14	(25,934)	48

				$ (58)

Open Credit Default Swap Contracts

Reference Obligations	Fund (Pays) Receives	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY., 0.18%, Jun-17	(5.00)%	Barclays	Jun-17	USD 1,980	$(160)

57	Payden Mutual Funds

Open Total Return Swap Contracts

Reference Obligations	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
FNMA 4% 30 Year ISO	4.00%	1M LIBOR	Barclays	Jan-41	USD 1,431	$(13)

Call Options Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized (Depreciation) (000s)
30	Russell 2000 Index, 1,240	Apr-14	$(11)	$(11)
75	Rutter Inc., 1,260	Mar-14	(5)	(15)

				$(26)

58

Notes to Financial Statements

January 31, 2014

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its eighteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

59	Payden Mutual Funds

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

60

Notes to Financial Statements continued

Swap Contracts

Some Funds may enter into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract. The Funds and counterparties have agreed to exchange interest payments based on a notional principal amount.

The Funds may enter into credit default swap agreements. The counterparty to the agreement agrees to receive/pay the Fund an annuity premium which is based on a notional principal amount of a specific security/index. The annuity premium is paid/received by the Fund until a credit event (e.g. grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) occurs or until the agreement matures. If a credit event occurs, the Fund will receive/pay the notional amount at par and pay/receive the defaulted security or cash equivalent.

The Funds may enter into total return swap agreements where the Fund and counterparty agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient pays a financing charge based on the notional amount in exchange for the total return, which includes interest and principal appreciation (depreciation) of the specified security.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Equity Income Fund was as follows:

	Number of Contracts	Premiums
Written Options
Options outstanding at October 31, 2013.	—	—
Options written	754	$79
Options expired	—	—
Options closed	—	—

Options outstanding at January 31, 2014	754	$79

61	Payden Mutual Funds

Written option activity for the P/K Cash Balance Plan Fund was as follows:

	Number of Contracts	Premiums
Written Options
Options outstanding at October 31, 2013	—	—
Options written	105	$25,572
Options expired	—	—
Options closed	—	—

Options outstanding at January 31, 2014	105	$25,572

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended January 31, 2014 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	7%	0%	0%	0%
Low Duration	3%	0%	3%	0%
GNMA	0%	0%	11%	0%
Core Bond	5%	0%	15%	0%
Corporate Bond	0%	0%	38%	0%
Global Low Duration	10%	0%	2%	0%
Global Fixed Income	56%	0%	16%	0%
Emerging Markets Bond	6%	0%	2%	0%
Emerging Markets Local Bond	8%	0%	22%	0%
Emerging Markets Corporate Bond	1%	1%	1%	0%
Equity Income	0%	0%	0%	1%
P/K Cash Balance Plan	7%	1%	16%	0%

TBA Sale Commitment

The Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. FGIC, FSA and MBIA).

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102%

62

Notes to Financial Statements continued

of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2013	Purchases	Sales	Dividends	Value January 31, 2014
Investments in Cash Reserves Money Market Fund
Limited Maturity	$11,776,596	$233,161,066	$236,178,822	$102	$8,758,840
Low Duration	56,359,271	750,182,602	753,795,036	345	52,746,837
U.S. Government	13,219,416	914,707,515	907,747,683	374	20,179,248
GNMA	12,015,585	214,971,343	222,731,373	91	4,255,555
Core Bond	48,026,287	1,048,144,266	1,071,120,855	432	25,049,698
Corporate Bond	6,804,149	68,005,894	65,610,329	27	9,199,714
High Income	17,945,680	957,092,612	912,350,355	372	62,687,937
Floating Rate	—	1,489,540,527	1,473,332,167	605	16,208,360
Global Low Duration	9,432,877	85,966,235	89,920,631	37	5,478,481
Global Fixed Income	1,144,165	42,719,625	42,467,790	17	1,395,674
Emerging Markets Bond	67,828,175	313,320,796	336,392,677	141	44,756,294
Emerging Markets Local Bond	2,825,551	199,422,237	183,526,923	70	18,720,865
Emerging Markets Corporate Bond	—	156,391,959	153,360,215	55	3,031,744
Equity Income	12,187,392	155,354,125	156,365,579	64	11,175,938
PK Cash Balance Plan Fund	19,799,233	224,892,795	231,464,805	101	13,227,223

Investments in High Income Fund — Investor Class
Core Bond	$839,655	—	—	$11,845	$814,280
Global Fixed Income	3,232,534	—	—	45,602	3,134,848
Investments in Equity Income Fund — Investor Class
Corporate Bond	$3,238,389	—	—	$20,496	$3,235,827

63	Payden Mutual Funds

Fund	Value October 31, 2013	Purchases	Sales	Dividends	Value January 31, 2014
Investments in Floating Rate Fund — Institutional Class
Core Bond	—	$13,000,000	—	$36,320	$13,067,510
Global Low Duration	—	1,000,000	—	3,030	1,006,000
High Income	—	20,000,000	—	60,600	20,120,000
Low Duration	—	7,500,000	—	22,725	7,545,000
Investments in Emerging Markets Bond Fund — Institutional Class
Core Bond	$13,103,976	—	—	$179,034	$12,556,008
Global Fixed Income	4,944,886	—	—	67,560	4,738,107
Investments in Emerging Markets Corporate Bond Fund — Institutional Class
Core Bond	—	$18,000,000	—	$167,580	$18,000,000
High Income	—	9,000,000	—	83,790	9,000,000
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$6,028,059	—	—	$79,276	$5,427,191
Global Fixed Income	1,651,248	—	—	21,716	1,486,654

3. Related Party Transactions

Payden & Rygel, Metzler/Payden and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets for the Investor Class
	Between $0–500 Million	Between $0.5–1 Billion	Between $1–2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.35%
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Floating Rate	0.75%	0.75%	0.75%	0.75%	0.75%	n/a
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%
Emerging Markets Corporate Bond	0.75%	0.75%	0.75%	0.75%	0.95%	n/a
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total

64

Notes to Financial Statements continued

expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2014 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, High Income, Floating Rate, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond, Equity Income and Payden/Kravitz Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 -other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Repurchase Agreement	—	—	$162,000	—	—	—	$162,000
U.S. Government	—	—	281,942	—	—	—	281,942
U.S. Treasury	—	—	40,015	—	—	—	40,015
Investment Company	$6,125	—	—	—	—	—	6,125

Limited Maturity
Asset Backed	—	—	54,003	—	—	—	54,003
Bank Loans	—	—	3,220	—	—	—	3,220
Certificate of Deposit	—	—	1,600	—	—	—	1,600
Commercial Paper	—	—	24,295	—	—	—	24,295
Corporate Bond	—	—	139,555	—	—	—	139,555
Foreign Government	—	—	4,343	—	—	—	4,343
Mortgage Backed	—	—	36,551	—	—	—	36,551
Municipal	—	—	6,605	—	—	—	6,605
U.S. Government	—	—	36,821	—	—	—	36,821
Investment Company	8,759	—	—	—	—	—	8,759

65	Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Low Duration
Asset Backed	—	—	$104,401	—	—	—	$104,401
Bank Loans	—	—	22,774	—	—	—	22,774
Corporate Bond	—	—	529,832	—	—	—	529,832
Foreign Government	—	—	10,779	—	—	—	10,779
Mortgage Backed	—	—	62,821	—	—	—	62,821
Municipal	—	—	4,199	—	—	—	4,199
U.S. Government Agency	—	—	265,829	—	—	—	265,829
Options	$251	—	—	—	—	—	251
Investment Company	60,292	—	—	—	—	—	60,292

U.S. Government
Mortgage Backed	—	—	95,035	—	—	—	95,035
U.S. Government	—	—	27,214	—	—	—	27,214
Options	27	—	—	—	—	—	27
Investment Company	20,179	—	—	—	—	—	20,179

GNMA
Mortgage Backed	—	—	519,107	—	—	—	519,107
U.S. Government Agency	—	—	7,967	—	—	—	7,967
Investment Company	4,256	—	—	—	—	—	4,256

Core Bond
Asset Backed	—	—	24,177	—	—	—	24,177
Corporate Bond	—	—	323,283	—	—	—	323,283
Mortgage Backed	—	—	175,237	—	—	—	175,237
Municipal	—	—	7,715	—	—	—	7,715
Preferred Stock	1,593	—	—	—	—	—	1,593
U.S. Government	—	—	29,529	—	—	—	29,529
Investment Company	74,915	—	—	—	—	—	74,915

Corporate Bond
Bank Loans	—	—	200	—	—	—	200
Corporate Bond	—	—	57,756	—	—	—	57,756
Municipal	—	—	502	—	—	—	502
Preferred Stock	1,395	—	—	—	—	—	1,395
U.S. Government	—	—	280	—	—	—	280
Investment Company	12,436	—	—	—	—	—	12,436

High Income
Bank Loans	—	—	7,095	—	—	—	7,095
Corporate Bond	—	—	761,841	—	—	—	761,841
Mortgage Backed	—	—	6,195	—	—	—	6,195
Preferred Stock	—	—	2,553	—	—	—	2,553
Investment Company	91,808	—	—	—	—	—	91,808

66

Notes to Financial Statements continued

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Floating Rate
Bank Loans	—	—	$ 84,696	—	—	—	$ 84,696
Corporate Bond	—	—	7,871	—	—	—	7,871
Mortgage Backed	—	—	3,153	—	—	—	3,153
Investment Company	$ 16,208	—	—	—	—	—	16,208

Tax Exempt Bond
Municipal	—	—	8,675	—	—	—	8,675
Investment Company	299	—	—	—	—	—	299

California Municipal Bond
Municipal	—	—	41,916	—	—	—	41,916
Investment Company	621	—	—	—	—	—	621

Global Low Duration
Bank Loans	—	—	2,789	—	—	—	2,789
Corporate Bond	—	—	109,501	—	—	—	109,501
Options	30	—	—	—	—	—	30
Investment Company	6,484	—	—	—	—	—	6,484

Global Fixed Income
Corporate Bond	—	—	15,648	—	—	—	15,648
Foreign Government	—	—	9,796	—	—	—	9,796
Mortgage Backed	—	—	833	—	—	—	833
U.S. Government	—	—	1,932	—	—	—	1,932
Investment Company	10,755	—	—	—	—	—	10,755

Emerging Markets Bond
Corporate Bond	—	—	416,518	—	—	—	416,518
Foreign Government	—	—	381,093	—	—	—	381,093
Municipal	—	—	2,936	—	—	—	2,936
Investment Company	44,756	—	—	—	—	—	44,756

Emerging Markets Local Bond
Corporate Bond	—	—	49,832	—	—	—	49,832
Foreign Government	—	—	177,499	—	—	—	177,499
Municipal	—	—	2,931	—	—	—	2,931
Investment Company	18,721	—	—	—	—	—	18,721

Emerging Markets Corporate Bond
Corporate Bond	—	—	41,589	—	—	—	41,589
Foreign Government	—	—	366	—	—	—	366
Investment Company	3,032	—	—	—	—	—	3,032

Equity Income
Common Stock	212,916	—	—	—	—	—	212,916
Preferred Stock	9,171	—	—	—	—	—	9,171
Investment Company	11,176	—	—	—	—	—	11,176

67	Payden Mutual Funds

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
PK Cash Balance Plan
Asset Backed	—	—	$20,190	—	—	—	$20,190
Bank Loans	—	—	19,889	—	—	—	19,889
Corporate Bond	—	—	73,218	—	—	—	73,218
Foreign Government	—	—	1,839	—	—	—	1,839
Mortgage Backed	—	—	36,074	—	—	—	36,074
Municipal	—	—	1,367	—	—	—	1,367
Options	$ 186	—	—	—	—	—	186
U.S. Government	—	—	1,785	—	—	—	1,785
Investment Company	13,227	—	—	—	—	—	13,227

	Other Financial Instruments

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	$142	$ (21)	—	—	$ 121
Low Duration
Forward currency contracts	—	—	355	(23)	—	—	332
Futures	$ 8	—	—	—	—	—	8
GNMA
Futures	—	$(223)	—	—	—	—	(223)
Core Bond
Forward currency contracts	—	—	771	(798)	—	—	(27)
Swaps	—	—	—	(770)	—	—	(770)
Corporate Bond
Futures	—	(58)	—	—	—	—	(58)
Global Low Duration
Forward currency contracts	—	—	63	(35)	—	—	28
Futures	9	(2)	—	—	—	—	7
Global Fixed Income
Forward currency contracts	—	—	336	(251)	—	—	85
Futures	54	(96)	—	—	—	—	(42)
Emerging Markets Bond
Forward currency contracts	—	—	763	(344)	—	—	419
Futures	632	(746)	—	—	—	—	(114)
Emerging Markets Local Bond
Forward currency contracts	—	—	114	(784)	—	—	(670)
Futures	—	(64)	—	—	—	—	(64)
Swaps	—	—	—	(87)	—	—	(87)

68

Notes to Financial Statements continued

	Other Financial Instruments

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Corporate Bond
Forward currency contracts	—	—	$33	$(2)	—	—	$31
Futures	$45	$(47)	—	—	—	—	(2)
Swaps	—	—	78	—	—	—	78

Equity Income
Options	—	(105)	—	—	—	—	(105)
Futures	—	(369)	—	—	—	—	(369)

PK Cash Balance Plan
Forward currency contracts	—	—	210	(208)	—	—	2
Futures	123	(181)	—	—	—	—	(58)
Options	—	(26)	—	—	—	—	(26)
Swaps	—	—	—	(173)	—	—	(173)

5. Federal Income Taxes (amounts in (000s)

At January 31, 2014 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$490,082	$—	$—	$—
Limited Maturity	315,034	1,763	(1,045)	718
Low Duration	1,057,782	8,245	(4,849)	3,396
U.S. Government	142,663	562	(770)	(208)
GNMA	532,248	8,974	(9,892)	(918)
Core Bond	635,051	10,368	(8,970)	1,398
Corporate Bond	71,174	2,301	(906)	1,395
High Income	832,803	40,197	(3,508)	36,689
Floating Rate	111,514	472	(58)	414
Tax Exempt Bond	8,769	256	(51)	205
California Municipal Income	40,897	1,833	(193)	1,640
Global Low Duration	118,414	1,228	(838)	390
Global Fixed Income	39,601	1,225	(1,862)	(637)
Emerging Markets Bond	891,204	6,300	(52,201)	(45,901)
Emerging Markets Local Bond	287,616	811	(39,444)	(38,633)
Emerging Markets Corporate Bond	45,134	298	(445)	(147)
Global Equity	8,235,092	201,359	152,701	48,658
PK Cash Balance Plan Fund	166,810	3,240	(2,275)	965

69	Payden Mutual Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	03/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	03/25/14

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	03/25/14

* Print the name and title of each signing officer under his or her signature.